                                         September 30, 2002

                              JANUS ADVISER SERIES
                           JANUS ADVISER GROWTH FUND
                                 CLASS I SHARES
                                 CLASS C SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[JANUS LOGO]

                         Janus Adviser Growth Fund currently offers two classes of shares, Class I Shares and Class C Shares (together, the "Shares"). The initial class of shares, Class I Shares, formerly had no class designation. Class I Shares and Class C Shares are available in connection with investments through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Certain financial intermediaries may offer only one class of shares.

TABLE OF CONTENTS
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                RISK/RETURN SUMMARY
                   Janus Adviser Growth Fund....................    2
                   Fees and expenses............................    6

                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                STRATEGIES AND RISKS
                   Janus Adviser Growth Fund....................    9
                   General portfolio policies...................   10
                   Risks........................................   13

                MANAGEMENT OF THE FUND
                   Investment adviser...........................   17
                   Management expenses..........................   17
                   Portfolio Manager............................   18

                OTHER INFORMATION...............................   19

                DISTRIBUTIONS AND TAXES
                   Distributions................................   22
                   Taxes........................................   23

                SHAREHOLDER'S GUIDE
                   Pricing of fund shares.......................   25
                   Choosing a share class.......................   26
                   Purchases....................................   26
                   Exchanges....................................   28
                   Redemptions..................................   29
                   Excessive trading............................   30
                   Shareholder communications...................   31

                FINANCIAL HIGHLIGHTS............................   32

                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...................   34
                   Futures, options and other derivatives.......   38
                   Other investments, strategies and/or
                   techniques...................................   39

                                                            Table of contents  1

RISK/RETURN SUMMARY
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JANUS ADVISER GROWTH FUND

               Janus Adviser Growth Fund ("Growth Fund" or the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF GROWTH FUND?

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               GROWTH FUND seeks long-term growth of capital in a manner consistent with the preservation of capital.

               The Fund's Trustees may change this objective or the Fund's principal investment policies without a shareholder vote. The Fund will notify you at least 60 days before making any material changes to its objective or principal investment policies. If there is a material change to the Fund's objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF GROWTH FUND?

               The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the Fund's portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of the Fund's assets may be in cash or similar investments.

               Within the parameters of its specific investment policies discussed below, the Fund may invest without limit in foreign equity and debt securities.

               Within the parameters of its specific investment policies discussed below, the Fund will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

 2 Janus Adviser Series

               Growth Fund invests primarily in common stocks selected for their growth potential. Although the Fund can invest in companies of any size, it generally invests in larger, more established companies.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN GROWTH FUND?

               The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

               The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease, which means if you sell your shares in the Fund you may get back less money.

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. Class I Shares of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series (the "Predecessor Fund") into the Janus Adviser Series Fund. The returns for the reorganized Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. (The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of a different class of Janus Aspen Series, restated to reflect the fees and expenses of the Retirement Shares on May 1, 1997, ignoring any fee and expense limitations.) The Fund's Class C Shares commenced operations on September 30, 2002. The performance shown below for Class C Shares reflects the historical performance of Class I Shares prior to September 30, 2002, restated based on Class C Shares' estimated fees and

                                                          Risk/return summary  3
               expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

               GROWTH FUND - CLASS I(1)

                 Annual returns for periods ended 12/31
                                       2.31%   29.47%  17.64%  21.74%  34.99%  44.12%  (13.10%)   (23.23%)
                                        1994    1995    1996    1997    1998    1999    2000       2001

                 Best Quarter:  4th-1998 27.58%    Worst Quarter:  3rd-2001 (22.82%)

               The Fund's Class I Shares' year-to-date return as of the calendar quarter ended June 30, 2002, was (14.60%).

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                                     Average annual total return for periods ended 12/31/01
                                     ------------------------------------------------------
                                                                          Since Inception
                                                                        of Predecessor Fund
                                                 1 year      5 years         (9/13/93)
                Growth Fund - Class I
                  Return Before Taxes             (23.23%)    9.05%           11.78%
                  Return After Taxes on
                    Distributions                 (23.23%)    8.54%           10.86%
                  Return After Taxes on
                    Distributions and Sale of
                    Fund Shares(2)                (14.15%)    7.71%            9.72%
                Growth Fund - Class C(3)          (24.36%)    8.67%           11.01%
                S&P 500 Index(4)                  (11.88%)   10.70%           13.70%
                  (reflects no deduction for
                    expenses or taxes)
                                                ----------------------------------------

               (1) Class C Shares would generally have lower performance because of their higher expenses.
               (2) When the return after taxes on distributions and sale of
                   Class I Shares is higher than the returns before sale of Class I Shares, it is because of realized losses. If realized losses occur upon the sale of Class I Shares, the capital loss is recorded as a tax benefit, which increases the return.
               (3) Calculated assuming sales loads (including contingent
                   deferred sales charge). Return is before taxes.
               (4) The S&P 500 Index is the Standard & Poor's Composite Index of
                   500 stocks, a widely recognized, unmanaged index of common stock prices.

               After-tax returns are calculated using distributions for the Fund's Class I Shares for the period August 1, 2000 to December 31, 2001; actual distributions for the Predecessor Fund for the period May 1, 1997 to July 31, 2000; and actual distributions for Institutional Shares of Janus Aspen Growth Portfolio for periods prior to May 1, 1997. If Class I Shares of the Fund had been available during those earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.

               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

                                                          Risk/return summary  5

               After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for Class C Shares will vary from those shown for Class I Shares due to Class C Shares' sales charges and different expenses. If Class C Shares of the Fund had been available prior to September 30, 2002, distributions may have been different and thus, after-tax returns may have been different from those shown for Class I Shares.

               Growth Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund's Class I Shares are a no-load investment, so you will generally not pay any shareholder fees when you buy or sell the Fund's Class I Shares.

               This table describes the shareholder fees that you may pay if you buy and hold Shares of the Fund.

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 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                              Class I   Class C
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price).............................  None      1.00%(2)
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or redemption
  proceeds).................................................  None      1.00%(3)
Maximum sales charge (load) imposed on reinvested dividends
  and other distributions...................................  None      None
Redemption fees.............................................  None      None
Exchange fees...............................................  None      None

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 (1) Your financial intermediary may charge you a separate or additional fee for purchases and sales of shares.
 (2) Sales charges are waived for certain investors.
 (3) A contingent deferred sales charge of 1% applies on Class C Shares redeemed within 18 months of purchase.
--------------------------------------------------------------------------------

 6 Janus Adviser Series

               ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

CLASS I SHARES

               This table describes the annual fund operating expenses that you may pay if you buy and hold Class I Shares of the Fund. It is based on gross expenses (without the effect of expense offset arrangements). All of the fees and expenses shown were determined based on net assets as of the fiscal year ended July 31, 2002.

                                               Distribution              Total Annual Fund              Total Annual Fund
                                  Management     (12b-1)       Other     Operating Expenses    Total    Operating Expenses
                                     Fee         Fees(1)      Expenses   Without Waivers(2)   Waivers    With Waivers(2)
  Growth Fund - Class I             0.65%         0.25%        0.31%            1.21%          0.04%          1.17%

 (1) Because the 12b-1 fee is charged as an annual, ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
 (2) All expenses are stated both with and without contractual waivers by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) to the level indicated until at least July 31, 2003 (which is based on the expense ratio of the Predecessor Fund). The waiver is first applied against the Management Fee and then against Other Expenses.
 EXAMPLE:
 THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                             1 Year    3 Years   5 Years    10 Years
                                                             ----------------------------------------
  Growth Fund - Class I                                       $123      $384       $665      $1,466

                                                          Risk/return summary  7

CLASS C SHARES

               This table describes the annual fund operating expenses you may pay if you buy and hold Class C Shares of the Fund. The information shown is based upon the estimated annualized gross expenses Class C Shares expect to incur in their initial fiscal year. All expenses are shown without the effect of expense offset arrangements.

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                            Total Annual
                                                                                Fund                      Total Annual
                                                                              Operating                       Fund
                                                                              Expenses                      Operating
                                   Management      12b-1        Other          Without         Total        Expenses
                                      Fee         Fees(1)      Expenses      Waivers(2)       Waivers    With Waivers(2)
  Growth Fund - Class C              0.65%         1.00%        0.06%           1.71%          0.04%          1.67%

 (1) Because the 12b-1 fee is charged as an annual, ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
 (2) All expenses are stated both with and without contractual waivers by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) to the level indicated until at least July 31, 2003 (which is based on the expense ratio of the Predecessor Fund). The waiver is first applied against the Management Fee and then against Other Expenses.
 EXAMPLE:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class C Shares of the Fund for the time periods indicated and reinvest all dividends and distributions without a sales charge.

 The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

                                                   1 Year(1)   3 Years(2)   5 Years(2)   10 Years(2)
  IF CLASS C SHARES ARE REDEEMED:                  -------------------------------------------------
  Growth Fund - Class C                              $374         $539         $928        $2,019

                                                   1 Year(2)   3 Years(2)   5 Years(2)   10 Years(2)
  IF CLASS C SHARES ARE NOT REDEEMED:              -------------------------------------------------
  Growth Fund - Class C                              $274         $539         $928        $2,019

 (1) Includes the initial sales charge and contingent deferred sales charge.
 (2) Includes the initial sales charge. Contingent deferred sales charge not applicable.

 8 Janus Adviser Series

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

               This section takes a closer look at the investment objective of Growth Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               Growth Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Fund can invest in companies of any size, it generally invests in larger, more established companies.

The following questions and answers are designed to help you better understand Growth Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

               Consistent with its investment objective and policies, the Fund may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

               Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments will be incidental to its objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

               Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located.

              Investment objective, principal investment strategies and risks  9

               Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

               Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. The Fund does not emphasize companies of any particular size.

GENERAL PORTFOLIO POLICIES

               The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

               CASH POSITION
               When the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Fund's cash position to, for example, protect its assets, maintain liquidity, or meet unusually large redemptions. The Fund's cash

 10 Janus Adviser Series
               position may also increase temporarily due to unusually large cash inflows.

               When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.

               OTHER TYPES OF INVESTMENTS
               The Fund invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks and securities convertible into common or preferred stocks. To a lesser degree, the Fund may also invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These securities (which are described in the Glossary) may include:

               - debt securities

               - indexed/structured securities

               - high-yield/high-risk bonds (less than 35% of the Fund's assets)

               - options, futures, forwards, swaps and other types of
                 derivatives individually or in combination for hedging purposes or for non-hedging purposes such as seeking to enhance return

               - short sales (no more than 8% of the Fund's assets may be invested in "naked" short sales)

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

               ILLIQUID INVESTMENTS
               The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain

             Investment objective, principal investment strategies and risks  11 restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES
               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

               SPECIAL SITUATIONS
               The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Fund generally intends to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term

 12 Janus Adviser Series
               differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund's investments and the investment style of the portfolio manager. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance. The Financial Highlights section for this Prospectus shows the Fund's historical turnover rates.

RISKS

               Because Growth Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The following questions and answers are designed to help you better understand some of the risks of investing in Growth Fund.

1. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

               Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as

             Investment objective, principal investment strategies and risks  13 realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies, may have more limited trading markets than the markets for securities of larger or more established issuers or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

               - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

               - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and

 14 Janus Adviser Series
                 economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

               - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

               - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

               - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

               High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

               Please refer to the SAI for a description of bond rating categories.

             Investment objective, principal investment strategies and risks  15

4. HOW DOES THE FUND TRY TO REDUCE RISK?

               The Fund may use futures, options, swaps and other derivative instruments individually or in combination to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgment proves incorrect.

 16 Janus Adviser Series

MANAGEMENT OF THE FUND
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INVESTMENT ADVISER

               Janus Capital Management LLC ("Janus Capital"), 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs of the Fund.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

               Retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries may receive fees for providing recordkeeping, subaccounting and other administrative services to their customers in connection with investment in the Fund.

MANAGEMENT EXPENSES

               The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund must pay. A new investment advisory agreement approved at a special meeting of the shareholders on January 31, 2002, that is the same in all material respects as the previous advisory agreement, became effective on April 3, 2002.

               The Fund incurs expenses not assumed by Janus Capital, including the administrative services fee (applicable only to Class I

                                                      Management of the Fund  17

               Shares), distribution fee (12b-1 fee) for Class I Shares, distribution and shareholder servicing fee (12b-1 fee) for Class C Shares, transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. The Fund is subject to the following management fee schedule (expressed as an annual rate).

                                   Average Daily
                                    Net Assets         Annual Rate        Expense Limit
Fund                                  of Fund         Percentage (%)    Percentage (%)(1)
-----------------------------------------------------------------------------------------
  Growth Fund                     All Asset Levels         0.65               0.67
-----------------------------------------------------------------------------------------

(1) Janus Capital has agreed to limit the Fund's total operating expenses (excluding the distribution fee and administrative services fee applicable to Class I Shares, the distribution and shareholder servicing fee applicable to Class C Shares, brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least July 31, 2003.

               For the fiscal year ended July 31, 2002, the Fund paid Janus Capital a management fee (net of fee waivers) of 0.61% based on the Fund's average net assets. Absent fee waivers, the management fee based on the Fund's net assets would have been 0.65%.

PORTFOLIO MANAGER

BLAINE P. ROLLINS
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Adviser Growth Fund, which he has managed since its inception. Mr. Rollins is also Portfolio Manager of other Janus accounts. Mr. Rollins joined Janus Capital in 1990.
                   He holds a Bachelor of Science degree in Finance from the University of Colorado. Mr. Rollins has earned the right to use the Chartered Financial Analyst designation.

 18 Janus Adviser Series

OTHER INFORMATION
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               CLASSES OF SHARES

               The Fund currently offers two classes of shares, Class I Shares and Class C Shares. The Shares are available only in connection with investments through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Not all financial intermediaries offer both classes. IF YOUR FINANCIAL INTERMEDIARY OFFERS BOTH CLASS I SHARES AND CLASS C SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CLASS C SHARES HAVE HIGHER EXPENSES THAN CLASS I SHARES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. For more information about the difference between the two classes, please refer to "Choosing a Share Class" in the Shareholder's Guide of this Prospectus.

               ADMINISTRATIVE SERVICES FEE - CLASS I SHARES

               Janus Services LLC ("Janus Services"), the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class I Shares of the Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors in Class I Shares. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers who invest in Class I Shares.

               DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

               CLASS I SHARES
               Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act (the "Class I Plan"), Class I Shares of the Fund may pay Janus Distributors LLC ("Janus Distributors"), the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of Class I Shares of the Fund. Under the terms of the Class I Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, brokers, bank

                                                           Other information  19
               trust departments, financial advisers and other financial intermediaries, as compensation for distribution services performed by such entities for investors in Class I Shares. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

               CLASS C SHARES
               Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act (the "Class C Plan"), Class C Shares may pay Janus Distributors, a fee at an annual rate of up to 1.00% of the average daily net assets of Class C Shares of the Fund. Up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder account services. All or a portion of such fees may be remitted to financial intermediaries who assist in the distribution of Class C Shares or who provide shareholder account services to existing Class C shareholders. Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Class C Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

 20 Janus Adviser Series

               DISTRIBUTION OF THE FUND

               The Fund is distributed by Janus Distributors, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                           Other information  21

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

               To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments at least annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Distributions are made at the class level, so they may vary from class to class within the Fund.

               DISTRIBUTION SCHEDULE

               Dividends and capital gains are normally declared and distributed in December.

               HOW DISTRIBUTIONS AFFECT NAV

               Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Undistributed income and realized gains are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Growth Fund declared a dividend in the amount of $0.25 per share. If Growth Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a

 22 Janus Adviser Series
               dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

               For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS

               Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before

                                                     Distributions and taxes  23

               January 31st of each year. Your financial intermediary will provide this information to you. Account tax information will also be sent to the IRS.

               Income dividends or capital gains distributions made by the Fund purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

               TAXATION OF THE FUND

               Dividends, interest and some gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

               The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

 24 Janus Adviser Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

               INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE FUND DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH RETIREMENT PLANS, BROKERS, BANK TRUST DEPARTMENTS, FINANCIAL ADVISERS OR OTHER FINANCIAL INTERMEDIARIES. NOT ALL FINANCIAL INTERMEDIARIES OFFER BOTH CLASSES OF SHARES. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, REDEEM OR EXCHANGE SHARES.

PRICING OF FUND SHARES

               Investments in Class I Shares will be processed at the NAV next calculated after an order is received and accepted by the Fund or its agent. The price you pay for Class C Shares is the public offering price, which is the NAV next determined after the Fund or its agent receives and accepts your order plus an initial sales charge of 1.00% (1.01% of the amount invested). The initial sales charge may be waived under certain circumstances, as described in "Purchases - Sales Charge Waivers" below. Your financial intermediary may charge you a separate or additional fee for purchases of Shares.

               In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange any day that the NYSE is open. Securities of the Fund are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

               Because foreign securities markets may operate on days that are not business days in the United States, the value of the Fund's holdings may change on days when you will not be able to purchase or redeem the Fund's shares.

                                                         Shareholder's guide  25

CHOOSING A SHARE CLASS

               The Fund has two classes of shares, Class I Shares and Class C Shares. Each class represents an interest in the same portfolio of investments. When choosing a share class, you should consult your financial intermediary about which class is most suitable for you. In addition, you should consider the factors below:

                Class I Shares
                Initial sales charge             None
                Deferred sales charge (CDSC)     None
                Minimum initial investment       None
                Minimum aggregate account        $100,000(1)
                  balance

               (1) Per Fund per financial intermediary, unless waived.

                Class C Shares
                Initial sales charge             1.00%(1)
                Deferred sales charge (CDSC)     1.00% if redeemed within
                                                 18 months of purchase(1)
                Minimum initial investment       $2,500
                Minimum aggregate account        None
                  balance

               (1) May be waived under certain circumstances.

PURCHASES

               Purchases of Shares may be made only through institutional channels such as retirement plans and financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Only certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf.

               MINIMUM INVESTMENT REQUIREMENTS

               Financial intermediaries must maintain a $100,000 minimum aggregate account balance in Class I Shares of the Fund, except for defined contribution plans and broker wrap accounts. The minimum initial investment in Class C Shares of the Fund is $2,500.

 26 Janus Adviser Series

               CLASS C SHARES
               A 1.00% sales charge will apply to your purchase of Class C Shares of the Fund unless the Sales Charge Waiver described below applies. The Fund receives the entire net asset value of all its shares sold. Janus Distributors, the Fund's principal underwriter, retains the sales charge, which it then in turn re-allows to your financial intermediary. In addition, Janus Distributors may compensate your financial intermediary at the time of sale at an additional commission rate of 1.00% of the net asset value of the Class C Shares purchased. In total, at the time of purchase, your financial intermediary receives 2.00% of the net asset value of the Class C Shares purchased unless the financial intermediary has agreed to waive the 1.00% sales charge, in which case the financial intermediary will receive 1.00% of the net asset value of the Class C Shares purchased. Service providers to qualified plans will not receive either of these amounts if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C Shares.

               SALES CHARGE WAIVERS
               The 1.00% initial sales charge for purchases of Class C Shares will be waived on purchases of Class C Shares through financial intermediaries that have entered into an agreement with Janus Distributors that allows the waiver of the sales charge. In such cases, although the sales charge is waived, Janus Distributors will still compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the Class C Shares purchased (unless your financial intermediary is receiving 12b-1 fees prior to the 13th month after the initial investment of qualified plan assets in Class C Shares). You should determine if your financial intermediary has agreed to waive the 1.00% initial sales charge for Class C Shares before you purchase Class C Shares.

               The Fund is not intended for excessive trading or market timing. Excessive trading of Shares disrupts portfolio management and drive Fund expenses higher. The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any

                                                         Shareholder's guide  27
               reason. For example, purchase orders may be refused if the Fund would be unable to invest the money effectively in accordance with its investment policies or would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. The Fund may also suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Fund's policy on market timing, see "Excessive Trading" below.

               Although there is no present intention to do so, the Fund may discontinue sales of either class of Shares if management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund's Shares are discontinued, it is expected that existing plan participants and other shareholders invested in the Fund would be permitted to continue to authorize investments in the Fund and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

EXCHANGES

               Contact your financial intermediary or consult your plan documents to exchange into other Funds in Janus Adviser Series. Be sure to read the prospectus of the Fund you are exchanging into. An exchange is a taxable transaction (except for qualified plan accounts).

               - You may exchange Shares of the Fund only for Shares of the same class of another Fund in Janus Adviser Series offered through your financial intermediary or qualified plan.

               - You must meet the minimum investment amount for each Fund.

               - The exchange privilege is not intended as a vehicle for short-
                 term or excessive trading. The Fund does not permit frequent trading or market timing. Excessive exchanges of Shares disrupt portfolio management and drive Fund expenses higher. The Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

 28 Janus Adviser Series

               CLASS C SHARES

               WAIVER OF ADDITIONAL SALES CHARGES

               Class C Shares received through an exchange of Class C Shares of another Fund will not be subject to an initial sales charge or the contingent deferred sales charge ("CDSC") at the time of the exchange. The 1.00% CDSC applicable to redemptions within 18 months of purchase will continue to be measured on the Class C Shares received by exchange from the date of your original purchase. For more information about the CDSC, please see "Redemptions" below.

REDEMPTIONS

               Redemptions, like purchases, may be effected only through retirement plans and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details.

               Shares of the Fund may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Fund or its agent. Redemption proceeds, less the CDSC for Class C Shares if applicable, will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

               CLASS C SHARES
               The 1.00% CDSC will be deducted with respect to Class C Shares redeemed within 18 months of purchase, unless any of the following waivers apply. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class C Shares redeemed.

               CDSC WAIVERS
               The CDSC may be waived:

               - Upon the death or disability of the shareholder or plan
                 participant;

                                                         Shareholder's guide  29

               - For retirement plans held through a financial intermediary that has entered into an agreement with Janus Distributors to waive CDSCs for retirement plans;

               - Upon the redemption of Class C Shares acquired through
                 reinvestment of Fund dividends or distributions;

               - If the distribution represents the increase in NAV above the total amount of payments for Class C Shares during the past 18 months; or

               - If the Fund chooses to liquidate or involuntarily redeem shares in your account.

               To keep the CDSC as low as possible, we will sell amounts representing Class C Shares in the following order:

               - Amounts representing Class C Shares you purchased with
                 reinvested dividends and distributions.

               - Amounts representing Class C Shares that represent the increase in NAV above the total amount of payments for Class C Shares during the past 18 months.

               - Amounts representing the cost of Class C Shares held beyond 18 months.

               Since Class C Shares that fall into any of the categories listed above are not subject to the CDSC, selling them first helps you avoid, or at least minimize, the CDSC. Having sold the exempt shares first, if there are any remaining Class C Shares that are subject to the CDSC, we will apply the CDSC to amounts representing the cost of Class C Shares held for the longest period of time.

EXCESSIVE TRADING

               Frequent trading into and out of the Fund can disrupt portfolio investment strategies and increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs. The Fund is not intended for market timing or excessive trading. The Fund and its agent reserve the right to reject any

 30 Janus Adviser Series
               purchase request (including exchange purchases if permitted by your financial intermediary) by any investor or group of investors indefinitely if they believe that any combination of trading activity in the account(s) is attributable to market timing or is otherwise excessive or potentially disruptive to the Fund. The Fund may refuse purchase orders (including exchange purchases) for any reason without prior notice, particularly orders that the Fund believes are made on behalf of market timers.

               The trading history of accounts under common ownership or control may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions accepted by your financial intermediary in violation of our excessive trading policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by your intermediary.

SHAREHOLDER COMMUNICATIONS

               Shareholders will receive annual and semiannual reports including the financial statements of the Fund that they have authorized for investment. Each report from their financial intermediaries will show the investments owned by the Fund and the market values thereof, as well as other information about the Fund and its operations. The Trust's fiscal year ends July 31.

                                                         Shareholder's guide  31

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               Class I Shares of Janus Adviser Growth Fund, which formerly had no class designation, commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Growth Portfolio into the Fund. Financial highlights are presented below for periods ending prior to August 1, 2000 for the Retirement Shares of the Predecessor Fund of Janus Aspen Series (from inception of the Retirement Shares for each period shown). Items 1 through 8 reflect financial results for a single Fund share.

               The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Retirement Shares of the Predecessor Fund prior to August 1, 2000, and the rate the investor would have earned (or lost) on an investment in Class I Shares of Janus Adviser Growth Fund for the fiscal years ended July 31 shown below (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with Janus Adviser Series' financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

               No financial highlights are presented for Class C Shares because the class did not become available until September 30, 2002.

 32 Janus Adviser Series

GROWTH FUND - CLASS I
                                                                                            Janus Aspen
                                              Janus Adviser                             Growth Portfolio -
                                               Growth Fund                               Retirement Shares
-----------------------------------------------------------------------------------------------------------------------------
                                           Years ended July 31          Period ended            Periods ended December 31
                                            2002          2001        July 31, 2000(1)       1999         1998        1997(2)
  1.  NET ASSET VALUE, BEGINNING OF
      PERIOD                                $23.14        $30.82            $33.63           $23.45       $18.46      $16.18
      INCOME FROM INVESTMENT OPERATIONS:
  2.  Net investment income                     --            --            (0.02)             0.07       (0.03)        0.04
  3.  Net gains or losses on securities
      (both realized and unrealized)        (7.06)        (7.68)            (0.22)            10.25         6.32        2.71
  4.  Total from investment operations      (7.06)        (7.68)            (0.24)            10.32         6.29        2.75
      LESS DISTRIBUTIONS:
  5.  Dividends (from net investment
      income)                                   --            --                --               --           --      (0.10)
  6.  Distributions (from capital gains)        --            --            (2.57)           (0.14)       (1.30)      (0.37)
  7.  Total distributions                       --            --            (2.57)           (0.14)       (1.30)      (0.47)
  8.  NET ASSET VALUE, END OF PERIOD        $16.08        $23.14            $30.82           $33.63       $23.45      $18.46
  9.  Total return*                       (30.51%)      (24.91%)           (0.64%)           44.12%       34.99%      17.22%
 10.  Net assets, end of period (in
      thousands)                          $283,413      $265,032          $189,318          $59,334          $18         $12
 11.  Average net assets for the period
      (in thousands)                      $323,098      $247,176          $127,737          $12,209          $13         $11
 12.  Ratio of gross expenses to average
      net assets**(3)                        1.18%(4)      1.17%(4)          1.17%(5)         1.17%(5)     1.18%(5)    1.20%(5)
 13.  Ratio of net expenses to average
      net assets**(6)                        1.17%         1.17%             1.17%            1.17%        1.18%       1.20%
 14.  Ratio of net investment income to
      average net assets**                 (0.38%)       (0.04%)           (0.30%)          (0.25%)      (0.23%)       0.29%
 15.  Portfolio turnover ratio**               41%           42%               46%              53%          73%        122%
-----------------------------------------------------------------------------------------------------------------------------

 *  Total return not annualized for periods of less than one year.
**  Annualized for periods of less than one full year.
(1) January 1, 2000 to July 31, 2000.
(2) May 1, 1997 (inception) to December 31, 1997.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The ratio was 1.21% in the fiscal year ended July 31, 2002, and 1.23% in the fiscal year ended July 31, 2001 before waiver of certain fees and expense offsets incurred by Growth Fund.
(5) The ratio was 1.17% in the fiscal period ended July 31, 2000; 1.19% in the fiscal year ended December 31, 1999; 1.25% in the fiscal year ended December 31, 1998; and 1.28% in the fiscal period ended December 31, 1997 before reduction of the management fees to the effective rate of Janus Fund.
(6) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  33

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

               This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks

 34 Janus Adviser Series

               (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               EQUITY SECURITIES include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties,

                                                Glossary of investment terms  35
               rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

               STANDBY COMMITMENTS are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

               STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

               STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

               TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and

 36 Janus Adviser Series
               receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

               ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in

                                                Glossary of investment terms  37
               response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

 38 Janus Adviser Series

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies. The Fund may purchase or write such options individually or in combination.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

               REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

                                                Glossary of investment terms  39

               SHORT SALES in which the Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Fund borrows and does not own. The Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For "naked" short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

 40 Janus Adviser Series

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                   You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report (as they become available), free of charge, by contacting your plan sponsor, broker or financial institution. In the Fund's Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Fund.

                   The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                      [JANUS LOGO]

                                   www.janus.com

                                   100 Fillmore Street
                                   Denver, CO 80206-4928
                                   1-800-525-0020

                    Investment Company Act File No. 811-9885

                                         September 30, 2002

                              JANUS ADVISER SERIES
                      JANUS ADVISER AGGRESSIVE GROWTH FUND
                                 CLASS I SHARES
                                 CLASS C SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[JANUS LOGO]

                         Janus Adviser Aggressive Growth Fund currently offers two classes of shares, Class I Shares and Class C Shares (together, the "Shares"). The initial class of shares, Class I Shares, formerly had no class designation. Class I Shares and Class C Shares are available in connection with investments through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Certain financial intermediaries may offer only one class of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Janus Adviser Aggressive Growth Fund..........    2
                   Fees and expenses.............................    6

                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                STRATEGIES AND RISKS
                   Janus Adviser Aggressive Growth Fund..........    9
                   General portfolio policies....................   10
                   Risks.........................................   13

                MANAGEMENT OF THE FUND
                   Investment adviser............................   17
                   Management expenses...........................   17
                   Portfolio Manager.............................   18

                OTHER INFORMATION................................   19

                DISTRIBUTIONS AND TAXES
                   Distributions.................................   22
                   Taxes.........................................   23

                SHAREHOLDER'S GUIDE
                   Pricing of fund shares........................   25
                   Choosing a share class........................   26
                   Purchases.....................................   26
                   Exchanges.....................................   28
                   Redemptions...................................   29
                   Excessive trading.............................   30
                   Shareholder communications....................   31

                FINANCIAL HIGHLIGHTS.............................   32

                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities....................   34
                   Futures, options and other derivatives........   38
                   Other investments, strategies and/or
                   techniques....................................   39

                                                            Table of contents  1

RISK /RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS ADVISER AGGRESSIVE GROWTH FUND

               Janus Adviser Aggressive Growth Fund ("Aggressive Growth Fund" or the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF AGGRESSIVE GROWTH FUND?

--------------------------------------------------------------------------------
               AGGRESSIVE GROWTH FUND seeks long-term growth of capital.

               The Fund's Trustees may change this objective or the Fund's principal investment policies without a shareholder vote. The Fund will notify you at least 60 days before making any material changes to its objective or principal investment policies. If there is a material change to the Fund's objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF AGGRESSIVE GROWTH FUND?

               The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the Fund's portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of the Fund's assets may be in cash or similar investments.

               Within the parameters of its specific investment policies discussed below, the Fund may invest without limit in foreign equity and debt securities.

               Within the parameters of its specific investment policies discussed below, the Fund will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

 2 Janus Adviser Series

               Aggressive Growth Fund invests primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN AGGRESSIVE GROWTH FUND?

               The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

               The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease, which means if you sell your shares in the Fund you may get back less money.

               The Fund intends to operate as a nondiversified fund. This means it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return.

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. Class I Shares of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series (the "Predecessor Fund") into the Janus Adviser Series Fund. The returns for the reorganized Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. (The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of a different class of Janus Aspen Series, restated to reflect the fees and expenses of the Retirement Shares on May 1,

                                                          Risk/return summary  3

               1997, ignoring any fee and expense limitations.) The Fund's Class C Shares commenced operations on September 30, 2002. The performance shown below for Class C Shares reflects the historical performance of Class I Shares prior to September 30, 2002, restated based on Class C Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

               AGGRESSIVE GROWTH FUND - CLASS I(1)

                 Annual returns for periods ended 12/31
                                       16.03%  26.92%  7.19%   11.91%  33.58%  124.34% (32.99%)   (39.02%)
                                        1994    1995    1996    1997    1998    1999    2000       2001

                 Best Quarter:  4th-1999 59.17%    Worst Quarter:  4th-2000 (32.53%)

               The Fund's Class I Shares' year-to-date return as of the calendar quarter ended June 30, 2002, was (19.04%).

 4 Janus Adviser Series

                                       Average annual total return for periods ended 12/31/01
                                       ------------------------------------------------------
                                                                            Since Inception
                                                                          of Predecessor Fund
                                                     1 year     5 years        (9/13/93)
                Aggressive Growth Fund - Class I
                  Return Before Taxes                 (39.02%)   6.48%          11.81%
                  Return After Taxes on
                    Distributions                     (39.02%)   5.53%          11.02%
                  Return After Taxes on
                    Distributions and Sale of Fund
                    Shares(2)                         (23.76%)   5.53%          10.11%
                Aggressive Growth Fund - Class C(3)   (40.10%)   5.71%          11.11%
                S&P MidCap 400 Index(4)                (0.62%)  16.11%          15.59%
                  (reflects no deduction for
                    expenses or taxes)
                                                    ------------------------------------

               (1) Class C Shares would generally have lower performance because of their higher expenses.
               (2) When the return after taxes on distributions and sale of
                   Class I Shares is higher than the returns before sale of Class I Shares, it is because of realized losses. If realized losses occur upon the sale of Class I Shares, the capital loss is recorded as a tax benefit, which increases the return.
               (3) Calculated assuming sales loads (including contingent
                   deferred sales charge). Return is before taxes.
               (4) The S&P MidCap 400 Index is an unmanaged group of 400
                   domestic stocks chosen for their market size, liquidity and industry group representation.

               After-tax returns are calculated using distributions for the Fund's Class I Shares for the period August 1, 2000 to December 31, 2001; actual distributions for the Predecessor Fund for the period May 1, 1997 to July 31, 2000; and actual distributions for Institutional Shares of Janus Aspen Aggressive Growth Portfolio for periods prior to May 1, 1997. If Class I Shares of the Fund had been available during those earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.

               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

                                                          Risk/return summary  5

               After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for Class C Shares will vary from those shown for Class I Shares due to Class C Shares' sales charges and different expenses. If Class C Shares of the Fund had been available prior to September 30, 2002, distributions may have been different and thus, after-tax returns may have been different from those shown for Class I Shares.

               Aggressive Growth Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund's Class I Shares are a no-load investment, so you will generally not pay any shareholder fees when you buy or sell the Fund's Class I Shares.

               This table describes the shareholder fees that you may pay if you buy and hold Shares of the Fund.

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                              Class I   Class C
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price).............................  None      1.00%(2)
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or redemption
  proceeds).................................................  None      1.00%(3)
Maximum sales charge (load) imposed on reinvested dividends
  and other distributions...................................  None      None
Redemption fees.............................................  None      None
Exchange fees...............................................  None      None

--------------------------------------------------------------------------------

 (1) Your financial intermediary may charge you a separate or additional fee for purchases and sales of shares.
 (2) Sales charges are waived for certain investors.
 (3) A contingent deferred sales charge of 1% applies on Class C Shares redeemed within 18 months of purchase.
--------------------------------------------------------------------------------

 6 Janus Adviser Series

               ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

CLASS I SHARES

               This table describes the annual fund operating expenses that you may pay if you buy and hold Class I Shares of the Fund. It is based on gross expenses (without the effect of expense offset arrangements). All of the fees and expenses shown were determined based on net assets as of the fiscal year ended July 31, 2002.

                                                 Distribution              Total Annual Fund              Total Annual Fund
                                    Management     (12b-1)       Other     Operating Expenses    Total    Operating Expenses
                                       Fee         Fees(1)      Expenses   Without Waivers(2)   Waivers    With Waivers(2)
  Aggressive Growth Fund - Class I    0.65%          0.25%       0.30%            1.20%          0.04%          1.16%

 (1) Because the 12b-1 fee is charged as an annual, ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
 (2) All expenses are stated both with and without contractual waivers by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) to the level indicated until at least July 31, 2003 (which is based on the expense ratio of the Predecessor Fund). The waiver is first applied against the Management Fee and then against Other Expenses.
 EXAMPLE:
 THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                             1 Year    3 Years   5 Years    10 Years
                                                             ----------------------------------------
  Aggressive Growth Fund - Class I                            $122      $381       $660      $1,455

                                                          Risk/return summary  7

CLASS C SHARES

               This table describes the annual fund operating expenses you may pay if you buy and hold Class C Shares of the Fund. The information shown is based upon the estimated annualized gross expenses Class C Shares expect to incur in their initial fiscal year. All expenses are shown without the effect of expense offset arrangements.

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                            Total Annual
                                                                                Fund                      Total Annual
                                                                              Operating                       Fund
                                                                              Expenses                      Operating
                                   Management      12b-1        Other          Without         Total        Expenses
                                      Fee         Fees(1)      Expenses      Waivers(2)       Waivers    With Waivers(2)
  Aggressive Growth Fund - Class
   C                                 0.65%         1.00%        0.05%           1.70%          0.04%          1.66%

 (1) Because the 12b-1 fee is charged as an annual, ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
 (2) All expenses are stated both with and without contractual waivers by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) to the level indicated until at least July 31, 2003 (which is based on the expense ratio of the Predecessor Fund). The waiver is first applied against the Management Fee and then against Other Expenses.
 EXAMPLE:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class C Shares of the Fund for the time periods indicated and reinvest all dividends and distributions without a sales charge.

 The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

                                                   1 Year(1)   3 Years(2)   5 Years(2)   10 Years(2)
  IF CLASS C SHARES ARE REDEEMED:                  -------------------------------------------------
  Aggressive Growth Fund - Class C                   $373         $536         $923        $2,009

                                                   1 Year(2)   3 Years(2)   5 Years(2)   10 Years(2)
  IF CLASS C SHARES ARE NOT REDEEMED:              -------------------------------------------------
  Aggressive Growth Fund - Class C                   $273         $536         $923        $2,009

 (1) Includes the initial sales charge and contingent deferred sales charge.
 (2) Includes the initial sales charge. Contingent deferred sales charge not applicable.

 8 Janus Adviser Series

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

               This section takes a closer look at the investment objective of Aggressive Growth Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               Aggressive Growth Fund seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the S&P MidCap 400 Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the Index will vary, but as of December 31, 2001, they ranged from approximately $225 million to $10.5 billion.

The following questions and answers are designed to help you better understand Aggressive Growth Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

               Consistent with its investment objective and policies, the Fund may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

              Investment objective, principal investment strategies and risks  9

               Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments will be incidental to its objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

               Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

               Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criterion for the Fund.

GENERAL PORTFOLIO POLICIES

               The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

               CASH POSITION
               When the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's

 10 Janus Adviser Series
               cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Fund's cash position to, for example, protect its assets, maintain liquidity, or meet unusually large redemptions. The Fund's cash position may also increase temporarily due to unusually large cash inflows.

               When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.

               OTHER TYPES OF INVESTMENTS
               The Fund invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks and securities convertible into common or preferred stocks. To a lesser degree, the Fund may also invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These securities (which are described in the Glossary) may include:

               - debt securities

               - indexed/structured securities

               - high-yield/high-risk bonds (less than 35% of the Fund's assets)

               - options, futures, forwards, swaps and other types of
                 derivatives individually or in combination for hedging purposes or for non-hedging purposes such as seeking to enhance return

               - short sales (no more than 8% of the Fund's assets may be invested in "naked" short sales)

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

             Investment objective, principal investment strategies and risks  11

               ILLIQUID INVESTMENTS
               The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES
               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

               SPECIAL SITUATIONS
               The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Fund generally intends to purchase securities for long-term investment, although, to the extent permitted by its specific

 12 Janus Adviser Series
               investment policies, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund's investments and the investment style of the portfolio manager. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance. The Financial Highlights section for this Prospectus shows the Fund's historical turnover rates.

RISKS

               Because Aggressive Growth Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

             Investment objective, principal investment strategies and risks  13

The following questions and answers are designed to help you better understand some of the risks of investing in Aggressive Growth Fund.

1. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

               Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies, may have more limited trading markets than the markets for securities of larger or more established issuers or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW DOES NONDIVERSIFICATION AFFECT THE RISK PROFILE OF THE FUND?

               Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers than a "diversified" fund. This gives the Fund more flexibility to focus its investments in the most attractive companies identified by the portfolio manager. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund. This fluctuation, if significant, may affect the performance of the Fund.

 14 Janus Adviser Series

3. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

               - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

               - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

               - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

               - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment

             Investment objective, principal investment strategies and risks  15 for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

               - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

               High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

               Please refer to the SAI for a description of bond rating categories.

5. HOW DOES THE FUND TRY TO REDUCE RISK?

               The Fund may use futures, options, swaps and other derivative instruments individually or in combination to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgment proves incorrect.

 16 Janus Adviser Series

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

               Janus Capital Management LLC ("Janus Capital"), 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs of the Fund.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

               Retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries may receive fees for providing recordkeeping, subaccounting and other administrative services to their customers in connection with investment in the Fund.

MANAGEMENT EXPENSES

               The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund must pay. A new investment advisory agreement approved at a special meeting of the shareholders on January 31, 2002, that is the same in all material respects as the previous advisory agreement, became effective on April 3, 2002.

               The Fund incurs expenses not assumed by Janus Capital, including the administrative services fee (applicable only to Class I

                                                      Management of the Fund  17

               Shares), distribution fee (12b-1 fee) for Class I Shares, distribution and shareholder servicing fee (12b-1 fee) for Class C Shares, transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. The Fund is subject to the following management fee schedule (expressed as an annual rate).

                                 Average Daily
                                   Net Assets       Annual Rate       Expense Limit
Fund                                of Fund        Percentage (%)   Percentage (%)(1)
-------------------------------------------------------------------------------------
  Aggressive Growth Fund        All Asset Levels        0.65              0.66
-------------------------------------------------------------------------------------

(1) Janus Capital has agreed to limit the Fund's total operating expenses (excluding the distribution fee and administrative services fee applicable to Class I Shares, the distribution and shareholder servicing fee applicable to Class C Shares, brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least July 31, 2003.

               For the fiscal year ended July 31, 2002, the Fund paid Janus Capital a management fee (net of fee waivers) of 0.61% based on the Fund's average net assets. Absent fee waivers, the management fee based on the Fund's net assets would have been 0.65%.

PORTFOLIO MANAGER

JONATHAN D. COLEMAN
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Adviser Aggressive Growth Fund, which he has managed since February 2002. He is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as a research analyst, and was also a research analyst for Janus Capital from 2000 through 2002. Mr. Coleman holds a bachelor's degree in political economy and Spanish from Williams College, where he was a member of Phi Beta Kappa. As a Fulbright Fellow, he conducted research on economic integration in Central America. Mr. Coleman has earned the right to use the Chartered Financial Analyst designation.

 18 Janus Adviser Series

OTHER INFORMATION
--------------------------------------------------------------------------------

               CLASSES OF SHARES

               The Fund currently offers two classes of shares, Class I Shares and Class C Shares. The Shares are available only in connection with investments through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Not all financial intermediaries offer both classes. IF YOUR FINANCIAL INTERMEDIARY OFFERS BOTH CLASS I SHARES AND CLASS C SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CLASS C SHARES HAVE HIGHER EXPENSES THAN CLASS I SHARES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. For more information about the difference between the two classes, please refer to "Choosing a Share Class" in the Shareholder's Guide of this Prospectus.

               ADMINISTRATIVE SERVICES FEE - CLASS I SHARES

               Janus Services LLC ("Janus Services"), the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class I Shares of the Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors in Class I Shares. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers who invest in Class I Shares.

               DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

               CLASS I SHARES
               Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act (the "Class I Plan"), Class I Shares of the Fund may pay Janus Distributors LLC ("Janus Distributors"), the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of Class I Shares of the Fund. Under the terms of the Class I Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, brokers, bank

                                                           Other information  19
               trust departments, financial advisers and other financial intermediaries, as compensation for distribution services performed by such entities for investors in Class I Shares. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

               CLASS C SHARES
               Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act (the "Class C Plan"), Class C Shares may pay Janus Distributors, a fee at an annual rate of up to 1.00% of the average daily net assets of Class C Shares of the Fund. Up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder account services. All or a portion of such fees may be remitted to financial intermediaries who assist in the distribution of Class C Shares or who provide shareholder account services to existing Class C shareholders. Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Class C Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

 20 Janus Adviser Series

               DISTRIBUTION OF THE FUND

               The Fund is distributed by Janus Distributors, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                           Other information  21

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

               To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments at least annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Distributions are made at the class level, so they may vary from class to class within the Fund.

               DISTRIBUTION SCHEDULE

               Dividends and capital gains are normally declared and distributed in December.

               HOW DISTRIBUTIONS AFFECT NAV

               Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Undistributed income and realized gains are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Aggressive Growth Fund declared a dividend in the amount of $0.25 per share. If Aggressive Growth Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a

 22 Janus Adviser Series
               dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

               For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS

               Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before

                                                     Distributions and taxes  23

               January 31st of each year. Your financial intermediary will provide this information to you. Account tax information will also be sent to the IRS.

               Income dividends or capital gains distributions made by the Fund purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

               TAXATION OF THE FUND

               Dividends, interest and some gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

               The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

 24 Janus Adviser Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

               INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE FUND DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH RETIREMENT PLANS, BROKERS, BANK TRUST DEPARTMENTS, FINANCIAL ADVISERS OR OTHER FINANCIAL INTERMEDIARIES. NOT ALL FINANCIAL INTERMEDIARIES OFFER BOTH CLASSES OF SHARES. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, REDEEM OR EXCHANGE SHARES.

PRICING OF FUND SHARES

               Investments in Class I Shares will be processed at the NAV next calculated after an order is received and accepted by the Fund or its agent. The price you pay for Class C Shares is the public offering price, which is the NAV next determined after the Fund or its agent receives and accepts your order plus an initial sales charge of 1.00% (1.01% of the amount invested). The initial sales charge may be waived under certain circumstances, as described in "Purchases - Sales Charge Waivers" below. Your financial intermediary may charge you a separate or additional fee for purchases of Shares.

               In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange any day that the NYSE is open. Securities of the Fund are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

               Because foreign securities markets may operate on days that are not business days in the United States, the value of the Fund's holdings may change on days when you will not be able to purchase or redeem the Fund's shares.

                                                         Shareholder's guide  25

CHOOSING A SHARE CLASS

               The Fund has two classes of shares, Class I Shares and Class C Shares. Each class represents an interest in the same portfolio of investments. When choosing a share class, you should consult your financial intermediary about which class is most suitable for you. In addition, you should consider the factors below:

                Class I Shares
                Initial sales charge             None
                Deferred sales charge (CDSC)     None
                Minimum initial investment       None
                Minimum aggregate account        $100,000(1)
                  balance

               (1) Per Fund per financial intermediary, unless waived.

                Class C Shares
                Initial sales charge             1.00%(1)
                Deferred sales charge (CDSC)     1.00% if redeemed within
                                                 18 months of purchase(1)
                Minimum initial investment       $2,500
                Minimum aggregate account        None
                  balance

               (1) May be waived under certain circumstances.

PURCHASES

               Purchases of Shares may be made only through institutional channels such as retirement plans and financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Only certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf.

               MINIMUM INVESTMENT REQUIREMENTS

               Financial intermediaries must maintain a $100,000 minimum aggregate account balance in Class I Shares of the Fund, except for defined contribution plans and broker wrap accounts. The minimum initial investment in Class C Shares of the Fund is $2,500.

 26 Janus Adviser Series

               CLASS C SHARES
               A 1.00% sales charge will apply to your purchase of Class C Shares of the Fund unless the Sales Charge Waiver described below applies. The Fund receives the entire net asset value of all its shares sold. Janus Distributors, the Fund's principal underwriter, retains the sales charge, which it then in turn re-allows to your financial intermediary. In addition, Janus Distributors may compensate your financial intermediary at the time of sale at an additional commission rate of 1.00% of the net asset value of the Class C Shares purchased. In total, at the time of purchase, your financial intermediary receives 2.00% of the net asset value of the Class C Shares purchased unless the financial intermediary has agreed to waive the 1.00% sales charge, in which case the financial intermediary will receive 1.00% of the net asset value of the Class C Shares purchased. Service providers to qualified plans will not receive either of these amounts if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C Shares.

               SALES CHARGE WAIVERS
               The 1.00% initial sales charge for purchases of Class C Shares will be waived on purchases of Class C Shares through financial intermediaries that have entered into an agreement with Janus Distributors that allows the waiver of the sales charge. In such cases, although the sales charge is waived, Janus Distributors will still compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the Class C Shares purchased (unless your financial intermediary is receiving 12b-1 fees prior to the 13th month after the initial investment of qualified plan assets in Class C Shares). You should determine if your financial intermediary has agreed to waive the 1.00% initial sales charge for Class C Shares before you purchase Class C Shares.

               The Fund is not intended for excessive trading or market timing. Excessive trading of Shares disrupts portfolio management and drive Fund expenses higher. The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any

                                                         Shareholder's guide  27
               reason. For example, purchase orders may be refused if the Fund would be unable to invest the money effectively in accordance with its investment policies or would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. The Fund may also suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Fund's policy on market timing, see "Excessive Trading" below.

               Although there is no present intention to do so, the Fund may discontinue sales of either class of Shares if management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund's Shares are discontinued, it is expected that existing plan participants and other shareholders invested in the Fund would be permitted to continue to authorize investments in the Fund and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

EXCHANGES

               Contact your financial intermediary or consult your plan documents to exchange into other Funds in Janus Adviser Series. Be sure to read the prospectus of the Fund you are exchanging into. An exchange is a taxable transaction (except for qualified plan accounts).

               - You may exchange Shares of the Fund only for Shares of the same class of another Fund in Janus Adviser Series offered through your financial intermediary or qualified plan.

               - You must meet the minimum investment amount for each Fund.

               - The exchange privilege is not intended as a vehicle for short-
                 term or excessive trading. The Fund does not permit frequent trading or market timing. Excessive exchanges of Shares disrupt portfolio management and drive Fund expenses higher. The Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

 28 Janus Adviser Series

               CLASS C SHARES

               WAIVER OF ADDITIONAL SALES CHARGES

               Class C Shares received through an exchange of Class C Shares of another Fund will not be subject to an initial sales charge or the contingent deferred sales charge ("CDSC") at the time of the exchange. The 1.00% CDSC applicable to redemptions within 18 months of purchase will continue to be measured on the Class C Shares received by exchange from the date of your original purchase. For more information about the CDSC, please see "Redemptions" below.

REDEMPTIONS

               Redemptions, like purchases, may be effected only through retirement plans and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details.

               Shares of the Fund may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Fund or its agent. Redemption proceeds, less the CDSC for Class C Shares if applicable, will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

               CLASS C SHARES
               The 1.00% CDSC will be deducted with respect to Class C Shares redeemed within 18 months of purchase, unless any of the following waivers apply. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class C Shares redeemed.

               CDSC WAIVERS
               The CDSC may be waived:

               - Upon the death or disability of the shareholder or plan
                 participant;

                                                         Shareholder's guide  29

               - For retirement plans held through a financial intermediary that has entered into an agreement with Janus Distributors to waive CDSCs for retirement plans;

               - Upon the redemption of Class C Shares acquired through
                 reinvestment of Fund dividends or distributions;

               - If the distribution represents the increase in NAV above the total amount of payments for Class C Shares during the past 18 months; or

               - If the Fund chooses to liquidate or involuntarily redeem shares in your account.

               To keep the CDSC as low as possible, we will sell amounts representing Class C Shares in the following order:

               - Amounts representing Class C Shares you purchased with
                 reinvested dividends and distributions.

               - Amounts representing Class C Shares that represent the increase in NAV above the total amount of payments for Class C Shares during the past 18 months.

               - Amounts representing the cost of Class C Shares held beyond 18 months.

               Since Class C Shares that fall into any of the categories listed above are not subject to the CDSC, selling them first helps you avoid, or at least minimize, the CDSC. Having sold the exempt shares first, if there are any remaining Class C Shares that are subject to the CDSC, we will apply the CDSC to amounts representing the cost of Class C Shares held for the longest period of time.

EXCESSIVE TRADING

               Frequent trading into and out of the Fund can disrupt portfolio investment strategies and increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs. The Fund is not intended for market timing or excessive trading. The Fund and its agent reserve the right to reject any

 30 Janus Adviser Series
               purchase request (including exchange purchases if permitted by your financial intermediary) by any investor or group of investors indefinitely if they believe that any combination of trading activity in the account(s) is attributable to market timing or is otherwise excessive or potentially disruptive to the Fund. The Fund may refuse purchase orders (including exchange purchases) for any reason without prior notice, particularly orders that the Fund believes are made on behalf of market timers.

               The trading history of accounts under common ownership or control may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions accepted by your financial intermediary in violation of our excessive trading policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by your intermediary.

SHAREHOLDER COMMUNICATIONS

               Shareholders will receive annual and semiannual reports including the financial statements of the Fund that they have authorized for investment. Each report from their financial intermediaries will show the investments owned by the Fund and the market values thereof, as well as other information about the Fund and its operations. The Trust's fiscal year ends July 31.

                                                         Shareholder's guide  31

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               Class I Shares of Janus Adviser Aggressive Growth Fund, which formerly had no class designation, commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Aggressive Growth Portfolio into the Fund. Financial highlights are presented below for periods ending prior to August 1, 2000 for the Retirement Shares of the Predecessor Fund of Janus Aspen Series (from inception of the Retirement Shares for each period shown). Items 1 through 8 reflect financial results for a single Fund share.

               The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Retirement Shares of the Predecessor Fund prior to August 1, 2000, and the rate the investor would have earned (or lost) on an investment in Class I Shares of Janus Adviser Aggressive Growth Fund for the fiscal years ended July 31 shown below (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with Janus Adviser Series' financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

               No financial highlights are presented for Class C Shares because the class did not become available until September 30, 2002.

 32 Janus Adviser Series

AGGRESSIVE GROWTH FUND - CLASS I
                                            Janus Adviser                                 Janus Aspen
                                              Aggressive                         Aggressive Growth Portfolio -
                                             Growth Fund                               Retirement Shares
---------------------------------------------------------------------------------------------------------------------------
                                         Years ended July 31          Period ended            Periods ended December 31
                                          2002          2001        July 31, 2000(1)       1999         1998        1997(2)
  1.  NET ASSET VALUE, BEGINNING OF
      PERIOD                              $24.70        $50.78            $58.91           $27.42       $20.49       $16.12
      INCOME FROM INVESTMENT
      OPERATIONS:
  2.  Net investment income                   --            --            (0.17)             0.19       (0.12)       (0.06)
  3.  Net gains or losses on
      securities (both realized and
      unrealized)                         (8.84)       (26.08)            (1.63)            32.70         7.05         4.43
  4.  Total from investment operations    (8.84)       (26.08)            (1.80)            32.89         6.93         4.37
      LESS DISTRIBUTIONS:
  5.  Dividends (from net investment
      income)                                 --            --                --               --           --           --
  6.  Distributions (from capital
      gains)                                  --            --            (6.33)           (1.40)           --           --
  7.  Total distributions                     --            --            (6.33)           (1.40)           --           --
  8.  NET ASSET VALUE, END OF PERIOD      $15.86        $24.70            $50.78           $58.91       $27.42       $20.49
  9.  Total return*                     (35.79%)      (51.36%)           (3.17%)          124.34%       33.58%       27.11%
 10.  Net assets, end of period (in
      thousands)                        $240,642      $335,677          $302,466          $47,928          $17          $13
 11.  Average net assets for the
      period (in thousands)             $294,324      $351,618          $162,084           $9,786          $14          $11
 12.  Ratio of gross expenses to
      average net assets**(3)              1.17%(4)      1.16%(4)          1.17%(5)         1.19%(5)     1.26%(5)     1.32%(5)
 13.  Ratio of net expenses to average
      net assets**(6)                      1.16%         1.16%             1.17%            1.19%        1.26%        1.32%
 14.  Ratio of net investment income
      to average net assets**            (0.71%)       (0.64%)           (1.01%)          (1.00%)      (0.86%)      (0.62%)
 15.  Portfolio turnover ratio**             88%           79%               84%             105%         132%         130%
---------------------------------------------------------------------------------------------------------------------------

 *  Total return not annualized for periods of less than one year.
**  Annualized for periods of less than one full year.
(1) January 1, 2000 to July 31, 2000.
(2) May 1, 1997 (inception) to December 31, 1997.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The ratio was 1.20% in the fiscal year ended July 31, 2002, and 1.23% in the fiscal year ended July 31, 2001 before waiver of certain fees and expense offsets incurred by Aggressive Growth Fund.
(5) The ratio was 1.17% in the fiscal period ended July 31, 2000; 1.19% in the fiscal year ended December 31, 1999; 1.29% in the fiscal year ended December 31, 1998; and 1.34% in the fiscal period ended December 31, 1997 before reduction of the management fees to the effective rate of Janus Enterprise Fund.
(6) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  33

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

               This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks

 34 Janus Adviser Series

               (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               EQUITY SECURITIES include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties,

                                                Glossary of investment terms  35
               rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

               STANDBY COMMITMENTS are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

               STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

               STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

               TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and

 36 Janus Adviser Series
               receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

               ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in

                                                Glossary of investment terms  37
               response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

 38 Janus Adviser Series

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies. The Fund may purchase or write such options individually or in combination.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

               REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

                                                Glossary of investment terms  39

               SHORT SALES in which the Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Fund borrows and does not own. The Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For "naked" short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

 40 Janus Adviser Series

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                   You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report (as they become available), free of charge, by contacting your plan sponsor, broker or financial institution. In the Fund's Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Fund.

                   The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                      [JANUS LOGO]

                               www.janus.com

                               100 Fillmore Street
                               Denver, CO 80206-4928
                               1-800-525-0020

                    Investment Company Act File No. 811-9885

                                         September 30, 2002

                              JANUS ADVISER SERIES
                    JANUS ADVISER CAPITAL APPRECIATION FUND
                                 CLASS I SHARES
                                 CLASS C SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[JANUS LOGO]

                         Janus Adviser Capital Appreciation Fund currently offers two classes of shares, Class I Shares and Class C Shares (together, the "Shares"). The initial class of shares, Class I Shares, formerly had no class designation. Class I Shares and Class C Shares are available in connection with investments through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Certain financial intermediaries may offer only one class of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Janus Adviser Capital Appreciation Fund.......    2
                   Fees and expenses.............................    6

                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                STRATEGIES AND RISKS
                   Janus Adviser Capital Appreciation Fund.......    9
                   General portfolio policies....................   10
                   Risks.........................................   13

                MANAGEMENT OF THE FUND
                   Investment adviser............................   17
                   Management expenses...........................   17
                   Portfolio Manager.............................   18

                OTHER INFORMATION................................   19

                DISTRIBUTIONS AND TAXES
                   Distributions.................................   22
                   Taxes.........................................   23

                SHAREHOLDER'S GUIDE
                   Pricing of fund shares........................   25
                   Choosing a share class........................   26
                   Purchases.....................................   26
                   Exchanges.....................................   28
                   Redemptions...................................   29
                   Excessive trading.............................   30
                   Shareholder communications....................   31

                FINANCIAL HIGHLIGHTS.............................   32

                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities....................   34
                   Futures, options and other derivatives........   38
                   Other investments, strategies and/or
                   techniques....................................   39

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS ADVISER CAPITAL APPRECIATION FUND

               Janus Adviser Capital Appreciation Fund ("Capital Appreciation Fund" or the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF CAPITAL APPRECIATION FUND?

--------------------------------------------------------------------------------
               CAPITAL APPRECIATION FUND seeks long-term growth of capital.

               The Fund's Trustees may change this objective or the Fund's principal investment policies without a shareholder vote. The Fund will notify you at least 60 days before making any material changes to its objective or principal investment policies. If there is a material change to the Fund's objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF CAPITAL APPRECIATION FUND?

               The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the Fund's portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of the Fund's assets may be in cash or similar investments.

               Within the parameters of its specific investment policies discussed below, the Fund may invest without limit in foreign equity and debt securities.

               Within the parameters of its specific investment policies discussed below, the Fund will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

               Capital Appreciation Fund invests primarily in common stocks selected for their growth potential. The Fund may invest in

 2 Janus Adviser Series
               companies of any size, from larger, well-established companies to smaller, emerging companies.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN CAPITAL APPRECIATION FUND?

               The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

               The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease, which means if you sell your shares in the Fund you may get back less money.

               The Fund intends to operate as a nondiversified fund. This means it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return.

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. Class I Shares of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series (the "Predecessor Fund") into the Janus Adviser Series Fund. The returns for the reorganized Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The Fund's Class C Shares commenced operations on September 30, 2002. The performance shown below for Class C Shares reflects the historical performance of Class I Shares prior to September 30, 2002, restated based on Class C Shares' estimated fees and

                                                          Risk/return summary  3
               expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

               CAPITAL APPRECIATION FUND -- CLASS I(1)

                 Annual returns for periods ended 12/31
                                                      57.37%% 66.16%  (16.34%)   (21.83%)
                                                       1998    1999    2000       2001

                 Best Quarter:  4th-1999 41.57%    Worst Quarter:  1st-2001 (17.38%)

               The Fund's Class I Shares' year-to-date return as of the calendar quarter ended June 30, 2002, was (6.38%).

 4 Janus Adviser Series

                                    Average annual total return for periods ended 12/31/01
                                    ------------------------------------------------------
                                                                         Since Inception
                                                                       of Predecessor Fund
                                                           1 year           (5/1/97)
                Capital Appreciation Fund - Class I
                  Return Before Taxes                       (21.83%)         17.91%
                  Return After Taxes on Distributions       (21.91%)         17.78%
                  Return After Taxes on Distributions and
                    Sale of Fund Shares(2)                  (13.29%)         15.02%
                Capital Appreciation Fund - Class C(3)      (22.99%)         17.23%
                S&P 500 Index(4)                            (11.88%)          9.51%
                  (reflects no deduction for expenses or
                    taxes)
                                                          ------------------------------

               (1) Class C Shares would generally have lower performance because of their higher expenses.
               (2) When the return after taxes on distributions and sale of
                   Class I Shares is higher than the returns before sale of Class I Shares, it is because of realized losses. If realized losses occur upon the sale of Class I Shares, the capital loss is recorded as a tax benefit, which increases the return.
               (3) Calculated assuming sales loads (including contingent
                   deferred sales charge). Return is before taxes.
               (4) The S&P 500 Index is the Standard & Poor's Composite Index of
                   500 stocks, a widely recognized, unmanaged index of common stock prices.

               After-tax returns are calculated using distributions for the Fund's Class I Shares for the period August 1, 2000 to December 31, 2001 and actual distributions for the Predecessor Fund from inception to July 31, 2000. If Class I Shares of the Fund had been available during those earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.

               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

               After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for Class C Shares will vary from those shown

                                                          Risk/return summary  5
               for Class I Shares due to Class C Shares' sales charges and different expenses. If Class C Shares of the Fund had been available prior to September 30, 2002, distributions may have been different and thus, after-tax returns may have been different from those shown for Class I Shares.

               Capital Appreciation Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund's Class I Shares are a no-load investment, so you will generally not pay any shareholder fees when you buy or sell the Fund's Class I Shares.

               This table describes the shareholder fees that you may pay if you buy and hold Shares of the Fund.

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                              Class I   Class C
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price).............................  None      1.00%(2)
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or redemption
  proceeds).................................................  None      1.00%(3)
Maximum sales charge (load) imposed on reinvested dividends
  and other distributions...................................  None      None
Redemption fees.............................................  None      None
Exchange fees...............................................  None      None

--------------------------------------------------------------------------------

 (1) Your financial intermediary may charge you a separate or additional fee for purchases and sales of shares.
 (2) Sales charges are waived for certain investors.
 (3) A contingent deferred sales charge of 1% applies on Class C Shares redeemed within 18 months of purchase.
--------------------------------------------------------------------------------

 6 Janus Adviser Series

               ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

CLASS I SHARES

               This table describes the annual fund operating expenses that you may pay if you buy and hold Class I Shares of the Fund. It is based on gross expenses (without the effect of expense offset arrangements). All of the fees and expenses shown were determined based on net assets as of the fiscal year ended July 31, 2002.

                                               Distribution              Total Annual Fund              Total Annual Fund
                                  Management     (12b-1)       Other     Operating Expenses    Total    Operating Expenses
                                     Fee         Fees(1)      Expenses   Without Waivers(2)   Waivers    With Waivers(2)
  Capital Appreciation
   Fund - Class I                   0.65%         0.25%        0.28%            1.18%            N/A          1.18%

 (1) Because the 12b-1 fee is charged as an annual, ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
 (2) All expenses are stated both with and without contractual waivers by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) to the level indicated until at least July 31, 2003 (which is based on the expense ratio of the Predecessor Fund). The waiver is first applied against the Management Fee and then against Other Expenses.
 EXAMPLE:
 THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                             1 Year    3 Years   5 Years    10 Years
                                                             ----------------------------------------
  Capital Appreciation Fund - Class I                         $120      $375       $649      $1,432

                                                          Risk/return summary  7

CLASS C SHARES

               This table describes the annual fund operating expenses you may pay if you buy and hold Class C Shares of the Fund. The information shown is based upon the estimated annualized gross expenses Class C Shares expect to incur in their initial fiscal year. All expenses are shown without the effect of expense offset arrangements.

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                            Total Annual
                                                                                Fund                      Total Annual
                                                                              Operating                       Fund
                                                                              Expenses                      Operating
                                   Management      12b-1        Other          Without         Total        Expenses
                                      Fee         Fees(1)      Expenses      Waivers(2)       Waivers    With Waivers(2)
  Capital Appreciation
   Fund - Class C                    0.65%         1.00%        0.03%           1.68%            N/A          1.68%

 (1) Because the 12b-1 fee is charged as an annual, ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
 (2) All expenses are stated both with and without contractual waivers by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) to the level indicated until at least July 31, 2003 (which is based on the expense ratio of the Predecessor Fund). The waiver is first applied against the Management Fee and then against Other Expenses.
 EXAMPLE:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class C Shares of the Fund for the time periods indicated and reinvest all dividends and distributions without a sales charge.

 The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

                                                   1 Year(1)   3 Years(2)   5 Years(2)   10 Years(2)
  IF CLASS C SHARES ARE REDEEMED:                  -------------------------------------------------
  Capital Appreciation Fund - Class C                $371         $530         $913        $1,987

                                                   1 Year(2)   3 Years(2)   5 Years(2)   10 Years(2)
  IF CLASS C SHARES ARE NOT REDEEMED:              -------------------------------------------------
  Capital Appreciation Fund - Class C                $271         $530         $913        $1,987

 (1) Includes the initial sales charge and contingent deferred sales charge.
 (2) Includes the initial sales charge. Contingent deferred sales charge not applicable.

 8 Janus Adviser Series

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

               This section takes a closer look at the investment objective of Capital Appreciation Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               Capital Appreciation Fund seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well established companies to smaller, emerging growth companies.

The following questions and answers are designed to help you better understand Capital Appreciation Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

               Consistent with its investment objective and policies, the Fund may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

               Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments will be incidental to its objective.

              Investment objective, principal investment strategies and risks  9

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

               Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

               Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. The Fund does not emphasize companies of any particular size.

GENERAL PORTFOLIO POLICIES

               The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

               CASH POSITION
               When the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities.

 10 Janus Adviser Series

               However, the portfolio manager may also temporarily increase the Fund's cash position to, for example, protect its assets, maintain liquidity, or meet unusually large redemptions. The Fund's cash position may also increase temporarily due to unusually large cash inflows.

               When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.

               OTHER TYPES OF INVESTMENTS
               The Fund invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks and securities convertible into common or preferred stocks. To a lesser degree, the Fund may also invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These securities (which are described in the Glossary) may include:

               - debt securities

               - indexed/structured securities

               - high-yield/high-risk bonds (less than 35% of the Fund's assets)

               - options, futures, forwards, swaps and other types of
                 derivatives individually or in combination for hedging purposes or for non-hedging purposes such as seeking to enhance return

               - short sales (no more than 8% of the Fund's assets may be invested in "naked" short sales)

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

               ILLIQUID INVESTMENTS
               The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under

             Investment objective, principal investment strategies and risks  11

               U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES
               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

               SPECIAL SITUATIONS
               The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Fund generally intends to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other

 12 Janus Adviser Series
               developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund's investments and the investment style of the portfolio manager. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance. The Financial Highlights section for this Prospectus shows the Fund's historical turnover rates.

RISKS

               Because Capital Appreciation Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

             Investment objective, principal investment strategies and risks  13

The following questions and answers are designed to help you better understand some of the risks of investing in Capital Appreciation Fund.

1. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

               Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies, may have more limited trading markets than the markets for securities of larger or more established issuers or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW DOES NONDIVERSIFICATION AFFECT THE RISK PROFILE OF THE FUND?

               Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers than a "diversified" fund. This gives the Fund more flexibility to focus its investments in the most attractive companies identified by the portfolio manager. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund. This fluctuation, if significant, may affect the performance of the Fund.

 14 Janus Adviser Series

3. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

               - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

               - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

               - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

               - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment

             Investment objective, principal investment strategies and risks  15 for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

               - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

               High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

               Please refer to the SAI for a description of bond rating categories.

5. HOW DOES THE FUND TRY TO REDUCE RISK?

               The Fund may use futures, options, swaps and other derivative instruments individually or in combination to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgment proves incorrect.

 16 Janus Adviser Series

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

               Janus Capital Management LLC ("Janus Capital"), 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs of the Fund.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

               Retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries may receive fees for providing recordkeeping, subaccounting and other administrative services to their customers in connection with investment in the Fund.

MANAGEMENT EXPENSES

               The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund must pay. A new investment advisory agreement approved at a special meeting of the shareholders on January 31, 2002, that is the same in all material respects as the previous advisory agreement, became effective on April 3, 2002.

               The Fund incurs expenses not assumed by Janus Capital, including the administrative services fee (applicable only to Class I

                                                      Management of the Fund  17

               Shares), distribution fee (12b-1 fee) for Class I Shares, distribution and shareholder servicing fee (12b-1 fee) for Class C Shares, transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. The Fund is subject to the following management fee schedule (expressed as an annual rate).

                                 Average Daily
                                   Net Assets       Annual Rate       Expense Limit
Fund                                of Fund        Percentage (%)   Percentage (%)(1)
-------------------------------------------------------------------------------------
   Capital Appreciation Fund    All Asset Levels        0.65              0.68
-------------------------------------------------------------------------------------

(1) Janus Capital has agreed to limit the Fund's total operating expenses (excluding the distribution fee and administrative services fee applicable to Class I Shares, the distribution and shareholder servicing fee applicable to Class C Shares, brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least July 31, 2003.

               For the fiscal year ended July 31, 2002, the Fund paid Janus Capital a management fee of 0.65% based on the Fund's average net assets.

PORTFOLIO MANAGER

SCOTT W. SCHOELZEL
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Adviser Capital Appreciation Fund, which he has managed since its inception. Mr. Schoelzel is also Portfolio
                   Manager of other Janus accounts. Mr. Schoelzel joined
                   Janus Capital in January 1994. He holds a Bachelor of Arts degree in Business from Colorado College.

 18 Janus Adviser Series

OTHER INFORMATION
--------------------------------------------------------------------------------

               CLASSES OF SHARES

               The Fund currently offers two classes of shares, Class I Shares and Class C Shares. The Shares are available only in connection with investments through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Not all financial intermediaries offer both classes. IF YOUR FINANCIAL INTERMEDIARY OFFERS BOTH CLASS I SHARES AND CLASS C SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CLASS C SHARES HAVE HIGHER EXPENSES THAN CLASS I SHARES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. For more information about the difference between the two classes, please refer to "Choosing a Share Class" in the Shareholder's Guide of this Prospectus.

               ADMINISTRATIVE SERVICES FEE - CLASS I SHARES

               Janus Services LLC ("Janus Services"), the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class I Shares of the Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors in Class I Shares. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers who invest in Class I Shares.

               DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

               CLASS I SHARES
               Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act (the "Class I Plan"), Class I Shares of the Fund may pay Janus Distributors LLC ("Janus Distributors"), the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of Class I Shares of the Fund. Under the terms of the Class I Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, brokers, bank

                                                           Other information  19
               trust departments, financial advisers and other financial intermediaries, as compensation for distribution services performed by such entities for investors in Class I Shares. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

               CLASS C SHARES
               Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act (the "Class C Plan"), Class C Shares may pay Janus Distributors, a fee at an annual rate of up to 1.00% of the average daily net assets of Class C Shares of the Fund. Up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder account services. All or a portion of such fees may be remitted to financial intermediaries who assist in the distribution of Class C Shares or who provide shareholder account services to existing Class C shareholders. Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Class C Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

 20 Janus Adviser Series

               DISTRIBUTION OF THE FUND

               The Fund is distributed by Janus Distributors, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                           Other information  21

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

               To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments at least annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Distributions are made at the class level, so they may vary from class to class within the Fund.

               DISTRIBUTION SCHEDULE

               Dividends and capital gains are normally declared and distributed in December.

               HOW DISTRIBUTIONS AFFECT NAV

               Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Undistributed income and realized gains are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Capital Appreciation Fund declared a dividend in the amount of $0.25 per share. If Capital Appreciation Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a

 22 Janus Adviser Series
               dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

               For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS

               Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before

                                                     Distributions and taxes  23

               January 31st of each year. Your financial intermediary will provide this information to you. Account tax information will also be sent to the IRS.

               Income dividends or capital gains distributions made by the Fund purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

               TAXATION OF THE FUND

               Dividends, interest and some gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

               The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

 24 Janus Adviser Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

               INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE FUND DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH RETIREMENT PLANS, BROKERS, BANK TRUST DEPARTMENTS, FINANCIAL ADVISERS OR OTHER FINANCIAL INTERMEDIARIES. NOT ALL FINANCIAL INTERMEDIARIES OFFER BOTH CLASSES OF SHARES. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, REDEEM OR EXCHANGE SHARES.

PRICING OF FUND SHARES

               Investments in Class I Shares will be processed at the NAV next calculated after an order is received and accepted by the Fund or its agent. The price you pay for Class C Shares is the public offering price, which is the NAV next determined after the Fund or its agent receives and accepts your order plus an initial sales charge of 1.00% (1.01% of the amount invested). The initial sales charge may be waived under certain circumstances, as described in "Purchases - Sales Charge Waivers" below. Your financial intermediary may charge you a separate or additional fee for purchases of Shares.

               In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange any day that the NYSE is open. Securities of the Fund are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

               Because foreign securities markets may operate on days that are not business days in the United States, the value of the Fund's holdings may change on days when you will not be able to purchase or redeem the Fund's shares.

                                                         Shareholder's guide  25

CHOOSING A SHARE CLASS

               The Fund has two classes of shares, Class I Shares and Class C Shares. Each class represents an interest in the same portfolio of investments. When choosing a share class, you should consult your financial intermediary about which class is most suitable for you. In addition, you should consider the factors below:

                Class I Shares
                Initial sales charge             None
                Deferred sales charge (CDSC)     None
                Minimum initial investment       None
                Minimum aggregate account        $100,000(1)
                  balance

               (1) Per Fund per financial intermediary, unless waived.

                Class C Shares
                Initial sales charge             1.00%(1)
                Deferred sales charge (CDSC)     1.00% if redeemed within
                                                 18 months of purchase(1)
                Minimum initial investment       $2,500
                Minimum aggregate account        None
                  balance

               (1) May be waived under certain circumstances.

PURCHASES

               Purchases of Shares may be made only through institutional channels such as retirement plans and financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Only certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf.

               MINIMUM INVESTMENT REQUIREMENTS

               Financial intermediaries must maintain a $100,000 minimum aggregate account balance in Class I Shares of the Fund, except for defined contribution plans and broker wrap accounts. The minimum initial investment in Class C Shares of the Fund is $2,500.

 26 Janus Adviser Series

               CLASS C SHARES
               A 1.00% sales charge will apply to your purchase of Class C Shares of the Fund unless the Sales Charge Waiver described below applies. The Fund receives the entire net asset value of all its shares sold. Janus Distributors, the Fund's principal underwriter, retains the sales charge, which it then in turn re-allows to your financial intermediary. In addition, Janus Distributors may compensate your financial intermediary at the time of sale at an additional commission rate of 1.00% of the net asset value of the Class C Shares purchased. In total, at the time of purchase, your financial intermediary receives 2.00% of the net asset value of the Class C Shares purchased unless the financial intermediary has agreed to waive the 1.00% sales charge, in which case the financial intermediary will receive 1.00% of the net asset value of the Class C Shares purchased. Service providers to qualified plans will not receive either of these amounts if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C Shares.

               SALES CHARGE WAIVERS
               The 1.00% initial sales charge for purchases of Class C Shares will be waived on purchases of Class C Shares through financial intermediaries that have entered into an agreement with Janus Distributors that allows the waiver of the sales charge. In such cases, although the sales charge is waived, Janus Distributors will still compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the Class C Shares purchased (unless your financial intermediary is receiving 12b-1 fees prior to the 13th month after the initial investment of qualified plan assets in Class C Shares). You should determine if your financial intermediary has agreed to waive the 1.00% initial sales charge for Class C Shares before you purchase Class C Shares.

               The Fund is not intended for excessive trading or market timing. Excessive trading of Shares disrupts portfolio management and drive Fund expenses higher. The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any

                                                         Shareholder's guide  27
               reason. For example, purchase orders may be refused if the Fund would be unable to invest the money effectively in accordance with its investment policies or would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. The Fund may also suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Fund's policy on market timing, see "Excessive Trading" below.

               Although there is no present intention to do so, the Fund may discontinue sales of either class of Shares if management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund's Shares are discontinued, it is expected that existing plan participants and other shareholders invested in the Fund would be permitted to continue to authorize investments in the Fund and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

EXCHANGES

               Contact your financial intermediary or consult your plan documents to exchange into other Funds in Janus Adviser Series. Be sure to read the prospectus of the Fund you are exchanging into. An exchange is a taxable transaction (except for qualified plan accounts).

               - You may exchange Shares of the Fund only for Shares of the same class of another Fund in Janus Adviser Series offered through your financial intermediary or qualified plan.

               - You must meet the minimum investment amount for each Fund.

               - The exchange privilege is not intended as a vehicle for short-
                 term or excessive trading. The Fund does not permit frequent trading or market timing. Excessive exchanges of Shares disrupt portfolio management and drive Fund expenses higher. The Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

 28 Janus Adviser Series

               CLASS C SHARES

               WAIVER OF ADDITIONAL SALES CHARGES

               Class C Shares received through an exchange of Class C Shares of another Fund will not be subject to an initial sales charge or the contingent deferred sales charge ("CDSC") at the time of the exchange. The 1.00% CDSC applicable to redemptions within 18 months of purchase will continue to be measured on the Class C Shares received by exchange from the date of your original purchase. For more information about the CDSC, please see "Redemptions" below.

REDEMPTIONS

               Redemptions, like purchases, may be effected only through retirement plans and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details.

               Shares of the Fund may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Fund or its agent. Redemption proceeds, less the CDSC for Class C Shares if applicable, will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

               CLASS C SHARES
               The 1.00% CDSC will be deducted with respect to Class C Shares redeemed within 18 months of purchase, unless any of the following waivers apply. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class C Shares redeemed.

               CDSC WAIVERS
               The CDSC may be waived:

               - Upon the death or disability of the shareholder or plan
                 participant;

                                                         Shareholder's guide  29

               - For retirement plans held through a financial intermediary that has entered into an agreement with Janus Distributors to waive CDSCs for retirement plans;

               - Upon the redemption of Class C Shares acquired through
                 reinvestment of Fund dividends or distributions;

               - If the distribution represents the increase in NAV above the total amount of payments for Class C Shares during the past 18 months; or

               - If the Fund chooses to liquidate or involuntarily redeem shares in your account.

               To keep the CDSC as low as possible, we will sell amounts representing Class C Shares in the following order:

               - Amounts representing Class C Shares you purchased with
                 reinvested dividends and distributions.

               - Amounts representing Class C Shares that represent the increase in NAV above the total amount of payments for Class C Shares during the past 18 months.

               - Amounts representing the cost of Class C Shares held beyond 18 months.

               Since Class C Shares that fall into any of the categories listed above are not subject to the CDSC, selling them first helps you avoid, or at least minimize, the CDSC. Having sold the exempt shares first, if there are any remaining Class C Shares that are subject to the CDSC, we will apply the CDSC to amounts representing the cost of Class C Shares held for the longest period of time.

EXCESSIVE TRADING

               Frequent trading into and out of the Fund can disrupt portfolio investment strategies and increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs. The Fund is not intended for market timing or excessive trading. The Fund and its agent reserve the right to reject any

 30 Janus Adviser Series
               purchase request (including exchange purchases if permitted by your financial intermediary) by any investor or group of investors indefinitely if they believe that any combination of trading activity in the account(s) is attributable to market timing or is otherwise excessive or potentially disruptive to the Fund. The Fund may refuse purchase orders (including exchange purchases) for any reason without prior notice, particularly orders that the Fund believes are made on behalf of market timers.

               The trading history of accounts under common ownership or control may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions accepted by your financial intermediary in violation of our excessive trading policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by your intermediary.

SHAREHOLDER COMMUNICATIONS

               Shareholders will receive annual and semiannual reports including the financial statements of the Fund that they have authorized for investment. Each report from their financial intermediaries will show the investments owned by the Fund and the market values thereof, as well as other information about the Fund and its operations. The Trust's fiscal year ends July 31.

                                                         Shareholder's guide  31

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               Class I Shares of Janus Adviser Capital Appreciation Fund, which formerly had no class designation, commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Capital Appreciation Portfolio into the Fund. Financial highlights are presented below for periods ending prior to August 1, 2000 for the Retirement Shares of the Predecessor Fund of Janus Aspen Series (from inception of the Retirement Shares for each period shown). Items 1 through 8 reflect financial results for a single Fund share.

               The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Retirement Shares of the Predecessor Fund prior to August 1, 2000, and the rate the investor would have earned (or lost) on an investment in Class I Shares of Janus Adviser Capital Appreciation Fund for the fiscal years ended July 31 shown below (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with Janus Adviser Series' financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

               No financial highlights are presented for Class C Shares because the class did not become available until September 30, 2002.

 32 Janus Adviser Series

CAPITAL APPRECIATION FUND - CLASS I
                                                                                           Janus Aspen
                                         Janus Adviser Capital                  Capital Appreciation Portfolio -
                                           Appreciation Fund                            Retirement Shares
----------------------------------------------------------------------------------------------------------------------------
                                          Years ended July 31          Period ended            Periods ended December 31
                                           2002          2001        July 31, 2000(1)       1999         1998        1997(2)
  1.  NET ASSET VALUE, BEGINNING OF
      PERIOD                               $22.61        $31.32            $33.00           $19.86       $12.62      $10.00
      INCOME FROM INVESTMENT
      OPERATIONS:
  2.  Net investment income                (0.01)          0.25              0.09           (0.08)       (0.04)        0.12
  3.  Net gains or losses on securities
      (both realized and unrealized)       (3.80)        (8.79)            (1.66)            13.22         7.28        2.50
  4.  Total from investment operations     (3.81)        (8.54)            (1.57)            13.14         7.24        2.62
      LESS DISTRIBUTIONS:
  5.  Dividends (from net investment
      income)                              (0.05)        (0.17)            (0.10)               --           --          --
  6.  Distributions (from capital
      gains)                                   --            --            (0.01)               --           --          --
  7.  Total distributions                  (0.05)        (0.17)            (0.11)               --           --          --
  8.  NET ASSET VALUE, END OF PERIOD       $18.75        $22.61            $31.32           $33.00       $19.86      $12.62
  9.  Total return*                      (16.86%)      (27.35%)           (4.74%)           66.16%       57.37%      26.20%
 10.  Net assets, end of period (in
      thousands)                         $587,271      $230,806          $118,394          $23,529          $20         $13
 11.  Average net assets for the period
      (in thousands)                     $512,270      $180,005           $65,965           $4,402          $15         $12
 12.  Ratio of gross expenses to
      average net assets**(3)               1.18%(4)      1.18%(4)          1.17%(5)         1.19%(5)     1.44%(5)    1.73%(5)
 13.  Ratio of net expenses to average
      net assets**(6)                       1.18%         1.18%             1.17%            1.19%        1.44%       1.73%
 14.  Ratio of net investment income to
      average net assets**                  0.21%         1.04%             0.97%            0.23%      (0.25%)       1.55%
 15.  Portfolio turnover ratio**              62%           56%               13%              52%          91%        101%
----------------------------------------------------------------------------------------------------------------------------

 *  Total return not annualized for periods of less than one year.
**  Annualized for periods of less than one full year.
(1) January 1, 2000 to July 31, 2000.
(2) May 1, 1997 (inception) to December 31, 1997.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The ratio was 1.18% in the fiscal year ended July 31, 2002, and 1.26% in the fiscal year ended July 31, 2001 before waiver of certain fees and expense offsets incurred by Capital Appreciation Fund.
(5) The ratio was 1.18% in the fiscal period ended July 31, 2000; 1.28% in the fiscal year ended December 31, 1999; 1.49% in the fiscal year ended December 31, 1998; and 2.66% in the fiscal period ended December 31, 1997 before reduction of the management fees to the effective rate of Janus Olympus Fund until May 1, 1999, Janus Twenty Fund thereafter.
(6) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  33

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

               This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks

 34 Janus Adviser Series

               (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               EQUITY SECURITIES include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties,

                                                Glossary of investment terms  35
               rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

               STANDBY COMMITMENTS are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

               STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

               STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

               TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and

 36 Janus Adviser Series
               receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

               ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in

                                                Glossary of investment terms  37
               response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

 38 Janus Adviser Series

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies. The Fund may purchase or write such options individually or in combination.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

               REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

                                                Glossary of investment terms  39

               SHORT SALES in which the Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Fund borrows and does not own. The Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For "naked" short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

 40 Janus Adviser Series

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                   You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report (as they become available), free of charge, by contacting your plan sponsor, broker or financial institution. In the Fund's Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Fund.

                   The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                      [JANUS LOGO]
                                   www.janus.com

                                   100 Fillmore Street
                                   Denver, CO 80206-4928
                                   1-800-525-0020

                    Investment Company Act File No. 811-9885

                                         September 30, 2002

                              JANUS ADVISER SERIES
                         JANUS ADVISER CORE EQUITY FUND
                                 CLASS I SHARES
                                 CLASS C SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[JANUS LOGO]

                         Janus Adviser Core Equity Fund currently offers two classes of shares, Class I Shares and Class C Shares (together, the "Shares"). The initial class of shares, Class I Shares, formerly had no class designation. Class I Shares and Class C Shares are available in connection with investments through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Certain financial intermediaries may offer only one class of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Janus Adviser Core Equity Fund................    2
                   Fees and expenses.............................    6

                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                STRATEGIES AND RISKS
                   Janus Adviser Core Equity Fund................    9
                   General portfolio policies....................   10
                   Risks.........................................   13

                MANAGEMENT OF THE FUND
                   Investment adviser............................   17
                   Management expenses...........................   17
                   Portfolio Manager.............................   18

                OTHER INFORMATION................................   19

                DISTRIBUTIONS AND TAXES
                   Distributions.................................   22
                   Taxes.........................................   23

                SHAREHOLDER'S GUIDE
                   Pricing of fund shares........................   25
                   Choosing a share class........................   26
                   Purchases.....................................   26
                   Exchanges.....................................   28
                   Redemptions...................................   29
                   Excessive trading.............................   30
                   Shareholder communications....................   31

                FINANCIAL HIGHLIGHTS.............................   32

                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities....................   34
                   Futures, options and other derivatives........   38
                   Other investments, strategies and/or
                   techniques....................................   39

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS ADVISER CORE EQUITY FUND

               Janus Adviser Core Equity Fund ("Core Equity Fund" or the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF CORE EQUITY FUND?

--------------------------------------------------------------------------------
               CORE EQUITY FUND seeks long-term growth of capital.

               The Fund's Trustees may change this objective or the Fund's principal investment policies without a shareholder vote. The Fund will notify you at least 60 days before making any material changes to its objective or principal investment policies. If there is a material change to the Fund's objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF CORE EQUITY FUND?

               The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the Fund's portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of the Fund's assets may be in cash or similar investments.

               Within the parameters of its specific investment policies discussed below, the Fund may invest without limit in foreign equity and debt securities.

               Within the parameters of its specific investment policies discussed below, the Fund will limit its investment in high-yield/high-risk bonds to 20% of its net assets.

               Core Equity Fund invests, under normal circumstances, at least 80% of its net assets in equity securities selected for their growth

 2 Janus Adviser Series
               potential. Eligible equity securities include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks such as convertible preferred stocks, bonds and debentures; and other securities with equity characteristics. The Fund may invest in companies of any size.

               For purposes of the Fund's 80% policy, net assets will take into account borrowings for investment purposes.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN CORE EQUITY FUND?

               The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

               The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease, which means if you sell your shares in the Fund you may get back less money.

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. Class I Shares of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series (the "Predecessor Fund") into the Janus Adviser Series Fund. The returns for the reorganized Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The Fund's Class C Shares commenced operations on September 30, 2002. The performance shown below for Class C Shares reflects the historical performance of Class I Shares prior to September 30, 2002, restated based on Class C Shares' estimated fees and

                                                          Risk/return summary  3
               expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

               CORE EQUITY FUND-CLASS I(1)

                 Annual returns for periods ended 12/31
                                                      45.55%  40.94%  (8.31%)   (13.03%)
                                                       1998    1999    2000       2001

                 Best Quarter:  4th-1998 28.28%    Worst Quarter:  3rd-2001 (14.06%)

               The Fund's Class I Shares' year-to-date return as of the calendar quarter ended June 30, 2002, was (7.06%).

 4 Janus Adviser Series

                                    Average annual total return for periods ended 12/31/01
                                    ------------------------------------------------------
                                                                         Since Inception
                                                                       of Predecessor Fund
                                                           1 year           (5/1/97)
                Core Equity Fund - Class I
                  Return Before Taxes                       (13.03%)         18.34%
                  Return After Taxes on Distributions       (13.03%)         16.40%
                  Return After Taxes on Distributions and
                    Sale of Fund Shares(2)                   (7.93%)         15.12%
                Core Equity Fund - Class C(3)               (14.26%)         17.46%
                S&P 500 Index(4)                            (11.88%)          9.51%
                  (reflects no deduction for expenses or
                    taxes)
                                                          ------------------------------

               (1) Class C Shares would generally have lower performance because of their higher expenses.
               (2) When the return after taxes on distributions and sale of
                   Class I Shares is higher than the returns before sale of Class I Shares, it is because of realized losses. If realized losses occur upon the sale of Class I Shares, the capital loss is recorded as a tax benefit, which increases the return.
               (3) Calculated assuming sales loads (including contingent
                   deferred sales charge). Return is before taxes.
               (4) The S&P 500 Index is the Standard & Poor's Composite Index of
                   500 stocks, a widely recognized, unmanaged index of common stock prices.

               After-tax returns are calculated using distributions for the Fund's Class I Shares for the period August 1, 2000 to December 31, 2001 and actual distributions for the Predecessor Fund from inception to July 31, 2000. If Class I Shares of the Fund had been available during those earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.

               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

               After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for Class C Shares will vary from those shown

                                                          Risk/return summary  5
               for Class I Shares due to Class C Shares' sales charges and different expenses. If Class C Shares of the Fund had been available prior to September 30, 2002, distributions may have been different and thus, after-tax returns may have been different from those shown for Class I Shares.

               Core Equity Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund's Class I Shares are a no-load investment, so you will generally not pay any shareholder fees when you buy or sell the Fund's Class I Shares.

               This table describes the shareholder fees that you may pay if you buy and hold Shares of the Fund.

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                              Class I   Class C
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price).............................  None      1.00%(2)
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or redemption
  proceeds).................................................  None      1.00%(3)
Maximum sales charge (load) imposed on reinvested dividends
  and other distributions...................................  None      None
Redemption fees.............................................  None      None
Exchange fees...............................................  None      None

--------------------------------------------------------------------------------

 (1) Your financial intermediary may charge you a separate or additional fee for purchases and sales of shares.
 (2) Sales charges are waived for certain investors.
 (3) A contingent deferred sales charge of 1% applies on Class C Shares redeemed within 18 months of purchase.
--------------------------------------------------------------------------------

 6 Janus Adviser Series

               ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

CLASS I SHARES

               This table describes the annual fund operating expenses that you may pay if you buy and hold Class I Shares of the Fund. It is based on gross expenses (without the effect of expense offset arrangements). All of the fees and expenses shown were determined based on net assets as of the fiscal year ended July 31, 2002.

                                               Distribution              Total Annual Fund              Total Annual Fund
                                  Management     (12b-1)       Other     Operating Expenses    Total    Operating Expenses
                                     Fee         Fees(1)      Expenses   Without Waivers(2)   Waivers    With Waivers(2)
  Core Equity Fund - Class I        0.65%         0.25%        0.80%            1.70%            N/A          1.70%

 (1) Because the 12b-1 fee is charged as an annual, ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
 (2) All expenses are stated both with and without contractual waivers by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) to the level indicated until at least July 31, 2003 (which is based on the expense ratio of the Predecessor Fund). The waiver is first applied against the Management Fee and then against Other Expenses.
 EXAMPLE:
 THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                             1 Year    3 Years   5 Years    10 Years
                                                             ----------------------------------------
  Core Equity Fund - Class I                                  $173      $536       $923      $2,009

                                                          Risk/return summary  7

CLASS C SHARES

               This table describes the annual fund operating expenses you may pay if you buy and hold Class C Shares of the Fund. The information shown is based upon the estimated annualized gross expenses Class C Shares expect to incur in their initial fiscal year. All expenses are shown without the effect of expense offset arrangements.

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                            Total Annual
                                                                                Fund                      Total Annual
                                                                              Operating                       Fund
                                                                              Expenses                      Operating
                                   Management      12b-1        Other          Without         Total        Expenses
                                      Fee         Fees(1)      Expenses      Waivers(2)       Waivers    With Waivers(2)
  Core Equity Fund - Class C         0.65%         1.00%        0.55%           2.20%            N/A          2.20%

 (1) Because the 12b-1 fee is charged as an annual, ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
 (2) All expenses are stated both with and without contractual waivers by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) to the level indicated until at least July 31, 2003 (which is based on the expense ratio of the Predecessor Fund). The waiver is first applied against the Management Fee and then against Other Expenses.
 EXAMPLE:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class C Shares of the Fund for the time periods indicated and reinvest all dividends and distributions without a sales charge.

 The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

                                                   1 Year(1)   3 Years(2)   5 Years(2)   10 Years(2)
  IF CLASS C SHARES ARE REDEEMED:                  -------------------------------------------------
  Core Equity Fund - Class C                         $423         $688        $1,180       $2,534

                                                   1 Year(2)   3 Years(2)   5 Years(2)   10 Years(2)
  IF CLASS C SHARES ARE NOT REDEEMED:              -------------------------------------------------
  Core Equity Fund - Class C                         $323         $688        $1,180       $2,534

 (1) Includes the initial sales charge and contingent deferred sales charge.
 (2) Includes the initial sales charge. Contingent deferred sales charge not applicable.

 8 Janus Adviser Series

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

               This section takes a closer look at the investment objective of Core Equity Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               Core Equity Fund seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities selected for their growth potential. Eligible securities include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks such as convertible preferred stocks, bonds and debentures; and other securities with equity characteristics.

The following questions and answers are designed to help you better understand Core Equity Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

               Consistent with its investment objective and policies, the Fund may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that she seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

               Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments will be incidental to its objective.

             Investment objectives, principal investment strategies and risks  9

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

               Generally, yes. The portfolio manager seeks companies that meet her selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

               Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. The Fund does not emphasize companies of any particular size.

GENERAL PORTFOLIO POLICIES

               The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

               CASH POSITION
               When the portfolio manager believes that market conditions are unfavorable for profitable investing, or when she is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities.

 10 Janus Adviser Series

               However, the portfolio manager may also temporarily increase the Fund's cash position, for example, to protect its assets, maintain liquidity, or meet unusually large redemptions. The Fund's cash position may also increase temporarily due to unusually large cash inflows.

               When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.

               OTHER TYPES OF INVESTMENTS
               The Fund invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks and securities convertible into common or preferred stocks. To a lesser degree, the Fund may also invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These securities (which are described in the Glossary) may include:

               - debt securities

               - indexed/structured securities

               - high-yield/high-risk bonds (less than 20% of the Fund's assets)

               - options, futures, forwards, swaps and other types of
                 derivatives individually or in combination for hedging purposes or for non-hedging purposes such as seeking to enhance return

               - short sales (no more than 8% of the Fund's assets may be invested in "naked" short sales)

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

               ILLIQUID INVESTMENTS
               The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under

            Investment objectives, principal investment strategies and risks  11

               U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES
               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

               SPECIAL SITUATIONS
               The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Fund generally intends to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other

 12 Janus Adviser Series
               developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund's investments and the investment style of the portfolio manager. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance. The Financial Highlights section for this Prospectus shows the Fund's historical turnover rates.

RISKS

               Because Core Equity Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

            Investment objectives, principal investment strategies and risks  13

The following questions and answers are designed to help you better understand some of the risks of investing in Core Equity Fund.

1. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

               Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies, may have more limited trading markets than the markets for securities of larger or more established issuers or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

               - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar

 14 Janus Adviser Series
                 denominated securities of foreign issuers may also be affected by currency risk.

               - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

               - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

               - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

               - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

               High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be

            Investment objectives, principal investment strategies and risks  15 as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

               Please refer to the SAI for a description of bond rating categories.

4. HOW DOES THE FUND TRY TO REDUCE RISK?

               The Fund may use futures, options, swaps and other derivative instruments individually or in combination to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgment proves incorrect.

 16 Janus Adviser Series

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

               Janus Capital Management LLC ("Janus Capital"), 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs of the Fund.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

               Retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries may receive fees for providing recordkeeping, subaccounting and other administrative services to their customers in connection with investment in the Fund.

MANAGEMENT EXPENSES

               The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund must pay. A new investment advisory agreement approved at a special meeting of the shareholders on January 31, 2002, that is the same in all material respects as the previous advisory agreement, became effective on April 3, 2002.

               The Fund incurs expenses not assumed by Janus Capital, including the administrative services fee (applicable only to Class I

                                                      Management of the Fund  17

               Shares), distribution fee (12b-1 fee) for Class I Shares, distribution and shareholder servicing fee (12b-1 fee) for Class C Shares, transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. The Fund is subject to the following management fee schedule (expressed as an annual rate).

                                 Average Daily
                                   Net Assets       Annual Rate       Expense Limit
Fund                                of Fund        Percentage (%)   Percentage (%)(1)
-------------------------------------------------------------------------------------
  Core Equity Fund(2)           All Asset Levels        0.65              1.25
-------------------------------------------------------------------------------------

(1) Janus Capital has agreed to limit the Fund's total operating expenses (excluding the distribution fee and administrative services fee applicable to Class I Shares, the distribution and shareholder servicing fee applicable to Class C Shares, brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least July 31, 2003.

               For the fiscal year ended July 31, 2002, the Fund paid Janus Capital a management fee of 0.65% based on the Fund's average net assets.

PORTFOLIO MANAGER

KAREN L. REIDY
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Adviser Core Equity Fund and Janus Adviser Balanced Fund, each of which she has managed since their inception. Ms. Reidy is also Portfolio Manager of other Janus accounts.
                   Ms. Reidy joined Janus Capital in 1995 as a research analyst. She received an undergraduate degree in Accounting from the University of Colorado. Ms. Reidy has earned the right to use the Chartered Financial Analyst designation.

 18 Janus Adviser Series

OTHER INFORMATION
--------------------------------------------------------------------------------

               CLASSES OF SHARES

               The Fund currently offers two classes of shares, Class I Shares and Class C Shares. The Shares are available only in connection with investments through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Not all financial intermediaries offer both classes. IF YOUR FINANCIAL INTERMEDIARY OFFERS BOTH CLASS I SHARES AND CLASS C SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CLASS C SHARES HAVE HIGHER EXPENSES THAN CLASS I SHARES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. For more information about the difference between the two classes, please refer to "Choosing a Share Class" in the Shareholder's Guide of this Prospectus.

               ADMINISTRATIVE SERVICES FEE - CLASS I SHARES

               Janus Services LLC ("Janus Services"), the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class I Shares of the Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors in Class I Shares. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers who invest in Class I Shares.

               DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

               CLASS I SHARES
               Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act (the "Class I Plan"), Class I Shares of the Fund may pay Janus Distributors LLC ("Janus Distributors"), the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of Class I Shares of the Fund. Under the terms of the Class I Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, brokers, bank

                                                           Other information  19
               trust departments, financial advisers and other financial intermediaries, as compensation for distribution services performed by such entities for investors in Class I Shares. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

               CLASS C SHARES
               Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act (the "Class C Plan"), Class C Shares may pay Janus Distributors, a fee at an annual rate of up to 1.00% of the average daily net assets of Class C Shares of the Fund. Up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder account services. All or a portion of such fees may be remitted to financial intermediaries who assist in the distribution of Class C Shares or who provide shareholder account services to existing Class C shareholders. Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Class C Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

 20 Janus Adviser Series

               DISTRIBUTION OF THE FUND

               The Fund is distributed by Janus Distributors, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                           Other information  21

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

               To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments at least annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Distributions are made at the class level, so they may vary from class to class within the Fund.

               DISTRIBUTION SCHEDULE

               Dividends and capital gains are normally declared and distributed in December.

               HOW DISTRIBUTIONS AFFECT NAV

               Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Undistributed income and realized gains are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Core Equity Fund declared a dividend in the amount of $0.25 per share. If Core Equity Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a

 22 Janus Adviser Series
               dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

               For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS

               Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before

                                                     Distributions and taxes  23

               January 31st of each year. Your financial intermediary will provide this information to you. Account tax information will also be sent to the IRS.

               Income dividends or capital gains distributions made by the Fund purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

               TAXATION OF THE FUND

               Dividends, interest and some gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

               The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

 24 Janus Adviser Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

               INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE FUND DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH RETIREMENT PLANS, BROKERS, BANK TRUST DEPARTMENTS, FINANCIAL ADVISERS OR OTHER FINANCIAL INTERMEDIARIES. NOT ALL FINANCIAL INTERMEDIARIES OFFER BOTH CLASSES OF SHARES. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, REDEEM OR EXCHANGE SHARES.

PRICING OF FUND SHARES

               Investments in Class I Shares will be processed at the NAV next calculated after an order is received and accepted by the Fund or its agent. The price you pay for Class C Shares is the public offering price, which is the NAV next determined after the Fund or its agent receives and accepts your order plus an initial sales charge of 1.00% (1.01% of the amount invested). The initial sales charge may be waived under certain circumstances, as described in "Purchases - Sales Charge Waivers" below. Your financial intermediary may charge you a separate or additional fee for purchases of Shares.

               In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange any day that the NYSE is open. Securities of the Fund are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

               Because foreign securities markets may operate on days that are not business days in the United States, the value of the Fund's holdings may change on days when you will not be able to purchase or redeem the Fund's shares.

                                                         Shareholder's guide  25

CHOOSING A SHARE CLASS

               The Fund has two classes of shares, Class I Shares and Class C Shares. Each class represents an interest in the same portfolio of investments. When choosing a share class, you should consult your financial intermediary about which class is most suitable for you. In addition, you should consider the factors below:

                Class I Shares
                Initial sales charge             None
                Deferred sales charge (CDSC)     None
                Minimum initial investment       None
                Minimum aggregate account        $100,000(1)
                  balance

               (1) Per Fund per financial intermediary, unless waived.

                Class C Shares
                Initial sales charge             1.00%(1)
                Deferred sales charge (CDSC)     1.00% if redeemed within
                                                 18 months of purchase(1)
                Minimum initial investment       $2,500
                Minimum aggregate account        None
                  balance

               (1) May be waived under certain circumstances.

PURCHASES

               Purchases of Shares may be made only through institutional channels such as retirement plans and financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Only certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf.

               MINIMUM INVESTMENT REQUIREMENTS

               Financial intermediaries must maintain a $100,000 minimum aggregate account balance in Class I Shares of the Fund, except for defined contribution plans and broker wrap accounts. The minimum initial investment in Class C Shares of the Fund is $2,500.

 26 Janus Adviser Series

               CLASS C SHARES
               A 1.00% sales charge will apply to your purchase of Class C Shares of the Fund unless the Sales Charge Waiver described below applies. The Fund receives the entire net asset value of all its shares sold. Janus Distributors, the Fund's principal underwriter, retains the sales charge, which it then in turn re-allows to your financial intermediary. In addition, Janus Distributors may compensate your financial intermediary at the time of sale at an additional commission rate of 1.00% of the net asset value of the Class C Shares purchased. In total, at the time of purchase, your financial intermediary receives 2.00% of the net asset value of the Class C Shares purchased unless the financial intermediary has agreed to waive the 1.00% sales charge, in which case the financial intermediary will receive 1.00% of the net asset value of the Class C Shares purchased. Service providers to qualified plans will not receive either of these amounts if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C Shares.

               SALES CHARGE WAIVERS
               The 1.00% initial sales charge for purchases of Class C Shares will be waived on purchases of Class C Shares through financial intermediaries that have entered into an agreement with Janus Distributors that allows the waiver of the sales charge. In such cases, although the sales charge is waived, Janus Distributors will still compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the Class C Shares purchased (unless your financial intermediary is receiving 12b-1 fees prior to the 13th month after the initial investment of qualified plan assets in Class C Shares). You should determine if your financial intermediary has agreed to waive the 1.00% initial sales charge for Class C Shares before you purchase Class C Shares.

               The Fund is not intended for excessive trading or market timing. Excessive trading of Shares disrupts portfolio management and drive Fund expenses higher. The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any

                                                         Shareholder's guide  27
               reason. For example, purchase orders may be refused if the Fund would be unable to invest the money effectively in accordance with its investment policies or would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. The Fund may also suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Fund's policy on market timing, see "Excessive Trading" below.

               Although there is no present intention to do so, the Fund may discontinue sales of either class of Shares if management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund's Shares are discontinued, it is expected that existing plan participants and other shareholders invested in the Fund would be permitted to continue to authorize investments in the Fund and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

EXCHANGES

               Contact your financial intermediary or consult your plan documents to exchange into other Funds in Janus Adviser Series. Be sure to read the prospectus of the Fund you are exchanging into. An exchange is a taxable transaction (except for qualified plan accounts).

               - You may exchange Shares of the Fund only for Shares of the same class of another Fund in Janus Adviser Series offered through your financial intermediary or qualified plan.

               - You must meet the minimum investment amount for each Fund.

               - The exchange privilege is not intended as a vehicle for short-
                 term or excessive trading. The Fund does not permit frequent trading or market timing. Excessive exchanges of Shares disrupt portfolio management and drive Fund expenses higher. The Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

 28 Janus Adviser Series

               CLASS C SHARES

               WAIVER OF ADDITIONAL SALES CHARGES

               Class C Shares received through an exchange of Class C Shares of another Fund will not be subject to an initial sales charge or the contingent deferred sales charge ("CDSC") at the time of the exchange. The 1.00% CDSC applicable to redemptions within 18 months of purchase will continue to be measured on the Class C Shares received by exchange from the date of your original purchase. For more information about the CDSC, please see "Redemptions" below.

REDEMPTIONS

               Redemptions, like purchases, may be effected only through retirement plans and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details.

               Shares of the Fund may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Fund or its agent. Redemption proceeds, less the CDSC for Class C Shares if applicable, will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

               CLASS C SHARES
               The 1.00% CDSC will be deducted with respect to Class C Shares redeemed within 18 months of purchase, unless any of the following waivers apply. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class C Shares redeemed.

               CDSC WAIVERS
               The CDSC may be waived:

               - Upon the death or disability of the shareholder or plan
                 participant;

                                                         Shareholder's guide  29

               - For retirement plans held through a financial intermediary that has entered into an agreement with Janus Distributors to waive CDSCs for retirement plans;

               - Upon the redemption of Class C Shares acquired through
                 reinvestment of Fund dividends or distributions;

               - If the distribution represents the increase in NAV above the total amount of payments for Class C Shares during the past 18 months; or

               - If the Fund chooses to liquidate or involuntarily redeem shares in your account.

               To keep the CDSC as low as possible, we will sell amounts representing Class C Shares in the following order:

               - Amounts representing Class C Shares you purchased with
                 reinvested dividends and distributions.

               - Amounts representing Class C Shares that represent the increase in NAV above the total amount of payments for Class C Shares during the past 18 months.

               - Amounts representing the cost of Class C Shares held beyond 18 months.

               Since Class C Shares that fall into any of the categories listed above are not subject to the CDSC, selling them first helps you avoid, or at least minimize, the CDSC. Having sold the exempt shares first, if there are any remaining Class C Shares that are subject to the CDSC, we will apply the CDSC to amounts representing the cost of Class C Shares held for the longest period of time.

EXCESSIVE TRADING

               Frequent trading into and out of the Fund can disrupt portfolio investment strategies and increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs. The Fund is not intended for market timing or excessive trading. The Fund and its agent reserve the right to reject any

 30 Janus Adviser Series
               purchase request (including exchange purchases if permitted by your financial intermediary) by any investor or group of investors indefinitely if they believe that any combination of trading activity in the account(s) is attributable to market timing or is otherwise excessive or potentially disruptive to the Fund. The Fund may refuse purchase orders (including exchange purchases) for any reason without prior notice, particularly orders that the Fund believes are made on behalf of market timers.

               The trading history of accounts under common ownership or control may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions accepted by your financial intermediary in violation of our excessive trading policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by your intermediary.

SHAREHOLDER COMMUNICATIONS

               Shareholders will receive annual and semiannual reports including the financial statements of the Fund that they have authorized for investment. Each report from their financial intermediaries will show the investments owned by the Fund and the market values thereof, as well as other information about the Fund and its operations. The Trust's fiscal year ends July 31.

                                                         Shareholder's guide  31

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               Class I Shares of Janus Adviser Core Equity Fund, which formerly had no class designation, commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Equity Income Portfolio into the Fund. Financial highlights are presented below for periods ending prior to August 1, 2000 for the Retirement Shares of the Predecessor Fund of Janus Aspen Series (from inception of the Retirement Shares for each period shown). Items 1 through 8 reflect financial results for a single Fund share.

               The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Retirement Shares of the Predecessor Fund prior to August 1, 2000, and the rate the investor would have earned (or lost) on an investment in Class I Shares of Janus Adviser Core Equity Fund for the fiscal years ended July 31 shown below (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with Janus Adviser Series' financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

               No financial highlights are presented for Class C Shares because the class did not become available until September 30, 2002.

 32 Janus Adviser Series

CORE EQUITY FUND - CLASS I
                                                                                             Janus Aspen
                                               Janus Adviser                          Equity Income Portfolio -
                                              Core Equity Fund                            Retirement Shares
------------------------------------------------------------------------------------------------------------------------------
                                            Years ended July 31          Period ended            Periods ended December 31
                                             2002          2001        July 31, 2000(1)       1999         1998        1997(2)
  1.  NET ASSET VALUE, BEGINNING OF
      PERIOD                                 $17.02        $19.99           $27.07            $19.28       $13.42      $10.00
      INCOME FROM INVESTMENT OPERATIONS:
  2.  Net investment income                      --          0.03           (0.03)              0.03       (0.05)        0.01
  3.  Net gains (or losses) on securities
      (both realized and unrealized)         (3.10)        (2.77)           (0.88)              7.85         6.12        3.41
  4.  Total from investment operations       (3.10)        (2.74)           (0.91)              7.88         6.07        3.42
      LESS DISTRIBUTIONS:
  5.  Dividends (from net investment
      income)                                    --        (0.03)               --                --           --          --
  6.  Distributions (from capital gains)         --        (0.20)           (6.17)            (0.09)       (0.21)          --
  7.  Total distributions                        --        (0.23)           (6.17)            (0.09)       (0.21)          --
  8.  NET ASSET VALUE, END OF PERIOD         $13.92        $17.02           $19.99            $27.07       $19.28      $13.42
  9.  Total return*                        (18.21%)      (13.80%)          (3.34%)            40.94%       45.55%      34.20%
 10.  Net assets, end of period (in
      thousands)                            $16,101        $7,134           $1,369              $464          $20         $13
 11.  Average net assets for the period
      (in thousands)                        $12,869        $3,985           $1,264              $128          $16         $12
 12.  Ratio of gross expenses to average
      net assets**(3)                         1.70%(4)      1.75%(4)         1.76%(5)          1.78%(5)     1.75%(5)    1.74%(5)
 13.  Ratio of net expenses to average
      net assets**(6)                         1.68%         1.75%            1.76%             1.77%        1.75%       1.74%
 14.  Ratio of net investment income to
      average net assets**                  (0.16%)         0.02%          (0.30%)           (0.04%)      (0.33%)       0.07%
 15.  Portfolio turnover ratio**                97%          108%              86%              114%          79%        128%
------------------------------------------------------------------------------------------------------------------------------

 *  Total return not annualized for periods of less than one year.
**  Annualized for periods of less than one full year.
(1) January 1, 2000 to July 31, 2000.
(2) May 1, 1997 (inception) to December 31, 1997.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The ratio was 1.70% in the fiscal year ended July 31, 2002, and 5.06% in the fiscal year ended July 31, 2001 before waiver of certain fees and expense offsets incurred by Core Equity Fund.
(5) The ratio was 2.07% in the fiscal period ended July 31, 2000; 1.91% in the fiscal year ended December 31, 1999; 2.36% in the fiscal year ended December 31, 1998; and 6.19% in the fiscal period ended December 31, 1997 before fee waiver and reduction of the management fees to the effective rate of Janus Equity Income Fund.
(6) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  33

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

               This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks

 34 Janus Adviser Series

               (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               EQUITY SECURITIES include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties,

                                                Glossary of investment terms  35
               rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

               STANDBY COMMITMENTS are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

               STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

               STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

               TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and

 36 Janus Adviser Series
               receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

               ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in

                                                Glossary of investment terms  37
               response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

 38 Janus Adviser Series

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies. The Fund may purchase or write such options individually or in combination.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

               REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

                                                Glossary of investment terms  39

               SHORT SALES in which the Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Fund borrows and does not own. The Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For "naked" short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

 40 Janus Adviser Series

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                   You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report (as they become available), free of charge, by contacting your plan sponsor, broker or financial institution. In the Fund's Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Fund.

                   The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                      [JANUS LOGO]
                                   www.janus.com

                                   100 Fillmore Street
                                   Denver, CO 80206-4928
                                   1-800-525-0020

                    Investment Company Act File No. 811-9885

                                         September 30, 2002

                              JANUS ADVISER SERIES
                          JANUS ADVISER BALANCED FUND
                                 CLASS I SHARES
                                 CLASS C SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[JANUS LOGO]

                         Janus Adviser Balanced Fund currently offers two classes of shares, Class I Shares and Class C Shares (together, the "Shares"). The initial class of shares, Class I Shares, formerly had no class designation. Class I Shares and Class C Shares are available in connection with investments through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Certain financial intermediaries may offer only one class of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Janus Adviser Balanced Fund..................    2
                   Fees and expenses............................    6

                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                STRATEGIES AND RISKS
                   Janus Adviser Balanced Fund..................    9
                   General portfolio policies...................   11
                   Risks........................................   14

                MANAGEMENT OF THE FUND
                   Investment adviser...........................   18
                   Management expenses..........................   18
                   Portfolio Manager............................   19

                OTHER INFORMATION...............................   20

                DISTRIBUTIONS AND TAXES
                   Distributions................................   23
                   Taxes........................................   24

                SHAREHOLDER'S GUIDE
                   Pricing of fund shares.......................   26
                   Choosing a share class.......................   27
                   Purchases....................................   27
                   Exchanges....................................   29
                   Redemptions..................................   30
                   Excessive trading............................   31
                   Shareholder communications...................   32

                FINANCIAL HIGHLIGHTS............................   33

                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...................   35
                   Futures, options and other derivatives.......   39
                   Other investments, strategies and/or
                   techniques...................................   40

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS ADVISER BALANCED FUND

               Janus Adviser Balanced Fund ("Balanced Fund" or the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments. Although the Fund may also emphasize some degree of income, it is not designed for investors who desire a consistent level of income.

1. WHAT IS THE INVESTMENT OBJECTIVE OF BALANCED FUND?

--------------------------------------------------------------------------------
               BALANCED FUND seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

               The Fund's Trustees may change this objective or the Fund's principal investment policies without a shareholder vote. The Fund will notify you at least 60 days before making any material changes to its objective or principal investment policies. If there is a material change to the Fund's objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF BALANCED FUND?

               The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the Fund's portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of the Fund's assets may be in cash or similar investments.

               Within the parameters of its specific investment policies discussed below, the Fund may invest without limit in foreign equity and debt securities.

 2 Janus Adviser Series

               Within the parameters of its specific investment policies discussed below, the Fund will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

               Balanced Fund normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Fund will normally invest at least 25% of its assets in fixed-income senior securities.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN BALANCED FUND?

               The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

               The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease, which means if you sell your shares in the Fund you may get back less money.

               The income component of the Fund's holdings includes fixed-income securities. A fundamental risk of these securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due.

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                          Risk/return summary  3

               The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. Class I Shares of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series (the "Predecessor Fund") into the Janus Adviser Series Fund. The returns for the reorganized Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. (The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of a different class of Janus Aspen Series, restated to reflect the fees and expenses of the Retirement Shares on May 1, 1997, ignoring any fee and expense limitations.) The Fund's Class C Shares commenced operations on September 30, 2002. The performance shown below for Class C Shares reflects the historical performance of Class I Shares prior to September 30, 2002, restated based on Class C Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

               BALANCED FUND - CLASS I(1)

                 Annual returns for periods ended 12/31
                                       0.84%   24.50%  15.39%  20.99%  33.59%  26.13%  (2.17%)    (4.84%)
                                        1994    1995    1996    1997    1998    1999    2000       2001

                 Best Quarter:  4th-1998 20.12%    Worst Quarter:  3rd-2001 (5.63%)

               The Fund's Class I Shares' year-to-date return as of the calendar quarter ended June 30, 2002, was (3.03%).

 4 Janus Adviser Series

                                     Average annual total return for periods ended 12/31/01
                                     ------------------------------------------------------
                                                                          Since Inception
                                                                        of Predecessor Fund
                                                    1 year    5 years        (9/13/93)
                Balanced Fund - Class I
                  Return Before Taxes                (4.84%)  13.67%          13.73%
                  Return After Taxes on
                    Distributions                    (5.64%)  12.12%          12.47%
                  Return After Taxes on
                    Distributions and Sale of Fund
                    Shares(2)                        (2.95%)  10.73%          11.14%
                Balanced Fund - Class C(3)           (6.22%)  12.86%          13.15%
                S&P 500 Index(4)                    (11.88%)  10.70%          13.70%
                  (reflects no deduction for
                    expenses or taxes)
                Lehman Brothers Gov't/Credit
                  Index(5)                            8.50%    7.37%           6.53%
                  (reflects no deduction for
                    expenses or taxes)
                                                   -------------------------------------

               (1) Class C Shares would generally have lower performance because of their higher expenses.
               (2) When the return after taxes on distributions and sale of
                   Class I Shares is higher than the returns before sale of Class I Shares, it is because of realized losses. If realized losses occur upon the sale of Class I Shares, the capital loss is recorded as a tax benefit, which increases the return.
               (3) Calculated assuming sales loads (including contingent
                   deferred sales charge). Return is before taxes.
               (4) The S&P 500 Index is the Standard & Poor's Composite Index of
                   500 stocks, a widely recognized, unmanaged index of common stock prices.
               (5) Lehman Brothers Gov't/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity.

               After-tax returns are calculated using distributions for the Fund's Class I Shares for the period August 1, 2000 to December 31, 2001; actual distributions for the Predecessor Fund for the period May 1, 1997 to July 31, 2000; and actual distributions for Institutional Shares of Janus Aspen Balanced Portfolio for periods prior to May 1, 1997. If Class I Shares of the Fund had been available during those earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.

               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above

                                                          Risk/return summary  5
               does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

               After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for Class C Shares will vary from those shown for Class I Shares due to Class C Shares' sales charges and different expenses. If Class C Shares of the Fund had been available prior to September 30, 2002, distributions may have been different and thus, after-tax returns may have been different from those shown for Class I Shares.

               Balanced Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund's Class I Shares are a no-load investment, so you will generally not pay any shareholder fees when you buy or sell the Fund's Class I Shares.

               This table describes the shareholder fees that you may pay if you buy and hold Shares of the Fund.

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                              Class I   Class C
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price).............................  None      1.00%(2)
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or redemption
  proceeds).................................................  None      1.00%(3)
Maximum sales charge (load) imposed on reinvested dividends
  and other distributions...................................  None      None
Redemption fees.............................................  None      None
Exchange fees...............................................  None      None

--------------------------------------------------------------------------------

 (1) Your financial intermediary may charge you a separate or additional fee for purchases and sales of shares.
 (2) Sales charges are waived for certain investors.
 (3) A contingent deferred sales charge of 1% applies on Class C Shares redeemed within 18 months of purchase.
--------------------------------------------------------------------------------

 6 Janus Adviser Series

               ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

CLASS I SHARES

               This table describes the annual fund operating expenses that you may pay if you buy and hold Class I Shares of the Fund. It is based on gross expenses (without the effect of expense offset arrangements). All of the fees and expenses shown were determined based on net assets as of the fiscal year ended July 31, 2002.

                                               Distribution              Total Annual Fund              Total Annual Fund
                                  Management     (12b-1)       Other     Operating Expenses    Total    Operating Expenses
                                     Fee         Fees(1)      Expenses   Without Waivers(2)   Waivers    With Waivers(2)
  Balanced Fund - Class I           0.65%         0.25%        0.29%            1.19%          0.02%          1.17%

 (1) Because the 12b-1 fee is charged as an annual, ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
 (2) All expenses are stated both with and without contractual waivers by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) to the level indicated until at least July 31, 2003 (which is based on the expense ratio of the Predecessor Fund). The waiver is first applied against the Management Fee and then against Other Expenses.
 EXAMPLE:
 THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                             1 Year    3 Years   5 Years    10 Years
                                                             ----------------------------------------
  Balanced Fund - Class I                                     $121      $378       $654      $1,443

                                                          Risk/return summary  7

CLASS C SHARES

               This table describes the annual fund operating expenses you may pay if you buy and hold Class C Shares of the Fund. The information shown is based upon the estimated annualized gross expenses Class C Shares expect to incur in their initial fiscal year. All expenses are shown without the effect of expense offset arrangements.

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                            Total Annual
                                                                                Fund                      Total Annual
                                                                              Operating                       Fund
                                                                              Expenses                      Operating
                                   Management      12b-1        Other          Without         Total        Expenses
                                      Fee         Fees(1)      Expenses      Waivers(2)       Waivers    With Waivers(2)
  Balanced Fund - Class C            0.65%         1.00%        0.04%           1.69%          0.02%          1.67%

 (1) Because the 12b-1 fee is charged as an annual, ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
 (2) All expenses are stated both with and without contractual waivers by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) to the level indicated until at least July 31, 2003 (which is based on the expense ratio of the Predecessor Fund). The waiver is first applied against the Management Fee and then against Other Expenses.
 EXAMPLE:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class C Shares of the Fund for the time periods indicated and reinvest all dividends and distributions without a sales charge.

 The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

                                                   1 Year(1)   3 Years(2)   5 Years(2)   10 Years(2)
  IF CLASS C SHARES ARE REDEEMED:                  -------------------------------------------------
  Balanced Fund - Class C                            $372         $533         $918        $1,998

                                                   1 Year(2)   3 Years(2)   5 Years(2)   10 Years(2)
  IF CLASS C SHARES ARE NOT REDEEMED:              -------------------------------------------------
  Balanced Fund - Class C                            $272         $533         $918        $1,998

 (1) Includes the initial sales charge and contingent deferred sales charge.

 (2) Includes the initial sales charge. Contingent deferred sales charge not applicable.

 8 Janus Adviser Series

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

               This section takes a closer look at the investment objective of Balanced Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               Balanced Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income. It pursues its objective by normally investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. This Fund normally invests at least 25% of its assets in fixed-income senior securities.

The following questions and answers are designed to help you better understand Balanced Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

               Consistent with its investment objective and policies, the Fund may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that she seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

               The Fund may emphasize some degree of income. The portfolio manager may consider dividend-paying characteristics to a greater degree in selecting common stocks.

              Investment objective, principal investment strategies and risks  9

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

               Generally, yes. The portfolio manager seeks companies that meet her selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

               Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. The Fund does not emphasize companies of any particular size.

4. HOW ARE ASSETS ALLOCATED BETWEEN THE GROWTH AND INCOME COMPONENTS OF THE FUND'S PORTFOLIO?

               The Fund shifts assets between the growth and income components of its portfolio based on the portfolio manager's analysis of relevant market, financial and economic conditions. If the portfolio manager believes that growth securities will provide better returns than the yields then available or expected on income-producing securities, the Fund will place a greater emphasis on the growth component.

5. WHAT TYPES OF SECURITIES MAKE UP THE GROWTH COMPONENT OF THE FUND'S
   PORTFOLIO?

               The growth component of the Fund's portfolio is expected to consist primarily of common stocks, but may also include preferred stocks or convertible securities selected primarily for their growth potential.

 10 Janus Adviser Series

6. WHAT TYPES OF SECURITIES MAKE UP THE INCOME COMPONENT OF THE FUND'S
   PORTFOLIO?

               The income component of the Fund's holdings will consist of securities that the portfolio manager believes have income potential. Such securities may include equity securities, convertible securities and all types of debt securities. Equity securities may be included in the income component of the Fund if they currently pay dividends or the portfolio manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid.

7. HOW DO INTEREST RATES AFFECT THE VALUE OF MY FIXED-INCOME INVESTMENT?

               The income component of the Fund's holdings includes fixed-income securities. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern.

GENERAL PORTFOLIO POLICIES

               The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

               CASH POSITION
               When the portfolio manager believes that market conditions are unfavorable for profitable investing, or when she is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has

             Investment objective, principal investment strategies and risks  11 committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Fund's cash position, for example, to protect its assets, maintain liquidity, or meet unusually large redemptions. The Fund's cash position may also increase temporarily due to unusually large cash inflows.

               When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.

               OTHER TYPES OF INVESTMENTS
               The Fund invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks and securities convertible into common or preferred stocks. The Fund also invests in domestic and foreign equity securities with some degree of emphasis on income. To a lesser degree, the Fund may also invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These securities (which are described in the Glossary) may include:

               - debt securities

               - indexed/structured securities

               - high-yield/high-risk bonds (less than 35% of the Fund's assets)

               - options, futures, forwards, swaps and other types of
                 derivatives individually or in combination for hedging purposes or for non-hedging purposes such as seeking to enhance return

               - short sales (no more than 8% of the Fund's assets may be invested in "naked" short sales)

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

 12 Janus Adviser Series

               ILLIQUID INVESTMENTS
               The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES
               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

               SPECIAL SITUATIONS
               The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Fund generally intends to purchase securities for long-term investment, although, to the extent permitted by its specific

             Investment objective, principal investment strategies and risks  13 investment policies, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund's investments and the investment style of the portfolio manager. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance. The Financial Highlights section for this Prospectus shows the Fund's historical turnover rates.

RISKS

               Because Balanced Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

 14 Janus Adviser Series

The following questions and answers are designed to help you better understand some of the risks of investing in Balanced Fund.

1. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

               Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies, may have more limited trading markets than the markets for securities of larger or more established issuers or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

               - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar

             Investment objective, principal investment strategies and risks  15 denominated securities of foreign issuers may also be affected by currency risk.

               - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

               - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

               - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

               - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

               High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be

 16 Janus Adviser Series
               as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

               Please refer to the SAI for a description of bond rating categories.

4. HOW DOES THE FUND TRY TO REDUCE RISK?

               The Fund may use futures, options, swaps and other derivative instruments individually or in combination to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgment proves incorrect.

             Investment objective, principal investment strategies and risks  17

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

               Janus Capital Management LLC ("Janus Capital"), 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs of the Fund.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

               Retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries may receive fees for providing recordkeeping, subaccounting and other administrative services to their customers in connection with investment in the Fund.

MANAGEMENT EXPENSES

               The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund must pay. A new investment advisory agreement approved at a special meeting of the shareholders on January 31, 2002, that is the same in all material respects as the previous advisory agreement, became effective on April 3, 2002.

               The Fund incurs expenses not assumed by Janus Capital, including the administrative services fee (applicable only to Class I

 18 Janus Adviser Series

               Shares), distribution fee (12b-1 fee) for Class I Shares, distribution and shareholder servicing fee (12b-1 fee) for Class C Shares, transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. The Fund is subject to the following management fee schedule (expressed as an annual rate).

                                 Average Daily
                                   Net Assets       Annual Rate       Expense Limit
Fund                                of Fund        Percentage (%)   Percentage (%)(1)
-------------------------------------------------------------------------------------
  Balanced Fund                 All Asset Levels        0.65              0.67
-------------------------------------------------------------------------------------

(1) Janus Capital has agreed to limit the Fund's total operating expenses (excluding the distribution fee and administrative services fee applicable to Class I Shares, the distribution and shareholder servicing fee applicable to Class C Shares, brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least July 31, 2003.

               For the fiscal year ended July 31, 2002, the Fund paid Janus Capital a management fee (net of fee waivers) of 0.63% based on the Fund's average net assets. Absent fee waivers, the management fee based on the Fund's net assets would have been 0.65%.

PORTFOLIO MANAGER

KAREN L. REIDY
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Adviser Core Equity Fund and Janus Adviser Balanced Fund, each of which she has managed since their inception. Ms. Reidy is also Portfolio Manager of other Janus accounts.
                   Ms. Reidy joined Janus Capital in 1995 as a research analyst. She received an undergraduate degree in Accounting from the University of Colorado. Ms. Reidy has earned the right to use the Chartered Financial Analyst designation.

                                                      Management of the Fund  19

OTHER INFORMATION
--------------------------------------------------------------------------------

               CLASSES OF SHARES

               The Fund currently offers two classes of shares, Class I Shares and Class C Shares. The Shares are available only in connection with investments through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Not all financial intermediaries offer both classes. IF YOUR FINANCIAL INTERMEDIARY OFFERS BOTH CLASS I SHARES AND CLASS C SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CLASS C SHARES HAVE HIGHER EXPENSES THAN CLASS I SHARES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. For more information about the difference between the two classes, please refer to "Choosing a Share Class" in the Shareholder's Guide of this Prospectus.

               ADMINISTRATIVE SERVICES FEE - CLASS I SHARES

               Janus Services LLC ("Janus Services"), the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class I Shares of the Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors in Class I Shares. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers who invest in Class I Shares.

               DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

               CLASS I SHARES
               Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act (the "Class I Plan"), Class I Shares of the Fund may pay Janus Distributors LLC ("Janus Distributors"), the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of Class I Shares of the Fund. Under the terms of the Class I Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, brokers, bank

 20 Janus Adviser Series
               trust departments, financial advisers and other financial intermediaries, as compensation for distribution services performed by such entities for investors in Class I Shares. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

               CLASS C SHARES
               Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act (the "Class C Plan"), Class C Shares may pay Janus Distributors, a fee at an annual rate of up to 1.00% of the average daily net assets of Class C Shares of the Fund. Up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder account services. All or a portion of such fees may be remitted to financial intermediaries who assist in the distribution of Class C Shares or who provide shareholder account services to existing Class C shareholders. Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Class C Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                           Other information  21

               DISTRIBUTION OF THE FUND

               The Fund is distributed by Janus Distributors, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 22 Janus Adviser Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

               To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments at least annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Distributions are made at the class level, so they may vary from class to class within the Fund.

               DISTRIBUTION SCHEDULE

               Dividends are normally declared and distributed in March, June, September and December. Capital gains are normally declared and distributed in December.

               HOW DISTRIBUTIONS AFFECT NAV

               Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Undistributed income and realized gains are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Balanced Fund declared a dividend in the amount of $0.25 per share. If Balanced Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share.

                                                     Distributions and taxes  23

               On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

               For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS

               Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains

 24 Janus Adviser Series
               distributions will be mailed to shareholders on or before January 31st of each year. Your financial intermediary will provide this information to you. Account tax information will also be sent to the IRS.

               Income dividends or capital gains distributions made by the Fund purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

               TAXATION OF THE FUND

               Dividends, interest and some gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

               The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

                                                     Distributions and taxes  25

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

               INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE FUND DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH RETIREMENT PLANS, BROKERS, BANK TRUST DEPARTMENTS, FINANCIAL ADVISERS OR OTHER FINANCIAL INTERMEDIARIES. NOT ALL FINANCIAL INTERMEDIARIES OFFER BOTH CLASSES OF SHARES. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, REDEEM OR EXCHANGE SHARES.

PRICING OF FUND SHARES

               Investments in Class I Shares will be processed at the NAV next calculated after an order is received and accepted by the Fund or its agent. The price you pay for Class C Shares is the public offering price, which is the NAV next determined after the Fund or its agent receives and accepts your order plus an initial sales charge of 1.00% (1.01% of the amount invested). The initial sales charge may be waived under certain circumstances, as described in "Purchases - Sales Charge Waivers" below. Your financial intermediary may charge you a separate or additional fee for purchases of Shares.

               In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange any day that the NYSE is open. Securities of the Fund are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

               Because foreign securities markets may operate on days that are not business days in the United States, the value of the Fund's holdings may change on days when you will not be able to purchase or redeem the Fund's shares.

 26 Janus Adviser Series

CHOOSING A SHARE CLASS

               The Fund has two classes of shares, Class I Shares and Class C Shares. Each class represents an interest in the same portfolio of investments. When choosing a share class, you should consult your financial intermediary about which class is most suitable for you. In addition, you should consider the factors below:

                Class I Shares
                Initial sales charge             None
                Deferred sales charge (CDSC)     None
                Minimum initial investment       None
                Minimum aggregate account        $100,000(1)
                  balance

               (1) Per Fund per financial intermediary, unless waived.

                Class C Shares
                Initial sales charge             1.00%(1)
                Deferred sales charge (CDSC)     1.00% if redeemed within
                                                 18 months of purchase(1)
                Minimum initial investment       $2,500
                Minimum aggregate account        None
                  balance

               (1) May be waived under certain circumstances.

PURCHASES

               Purchases of Shares may be made only through institutional channels such as retirement plans and financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Only certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf.

               MINIMUM INVESTMENT REQUIREMENTS

               Financial intermediaries must maintain a $100,000 minimum aggregate account balance in Class I Shares of the Fund, except for defined contribution plans and broker wrap accounts. The minimum initial investment in Class C Shares of the Fund is $2,500.

                                                         Shareholder's guide  27

               CLASS C SHARES
               A 1.00% sales charge will apply to your purchase of Class C Shares of the Fund unless the Sales Charge Waiver described below applies. The Fund receives the entire net asset value of all its shares sold. Janus Distributors, the Fund's principal underwriter, retains the sales charge, which it then in turn re-allows to your financial intermediary. In addition, Janus Distributors may compensate your financial intermediary at the time of sale at an additional commission rate of 1.00% of the net asset value of the Class C Shares purchased. In total, at the time of purchase, your financial intermediary receives 2.00% of the net asset value of the Class C Shares purchased unless the financial intermediary has agreed to waive the 1.00% sales charge, in which case the financial intermediary will receive 1.00% of the net asset value of the Class C Shares purchased. Service providers to qualified plans will not receive either of these amounts if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C Shares.

               SALES CHARGE WAIVERS
               The 1.00% initial sales charge for purchases of Class C Shares will be waived on purchases of Class C Shares through financial intermediaries that have entered into an agreement with Janus Distributors that allows the waiver of the sales charge. In such cases, although the sales charge is waived, Janus Distributors will still compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the Class C Shares purchased (unless your financial intermediary is receiving 12b-1 fees prior to the 13th month after the initial investment of qualified plan assets in Class C Shares). You should determine if your financial intermediary has agreed to waive the 1.00% initial sales charge for Class C Shares before you purchase Class C Shares.

               The Fund is not intended for excessive trading or market timing. Excessive trading of Shares disrupts portfolio management and drive Fund expenses higher. The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any

 28 Janus Adviser Series
               reason. For example, purchase orders may be refused if the Fund would be unable to invest the money effectively in accordance with its investment policies or would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. The Fund may also suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Fund's policy on market timing, see "Excessive Trading" below.

               Although there is no present intention to do so, the Fund may discontinue sales of either class of Shares if management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund's Shares are discontinued, it is expected that existing plan participants and other shareholders invested in the Fund would be permitted to continue to authorize investments in the Fund and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

EXCHANGES

               Contact your financial intermediary or consult your plan documents to exchange into other Funds in Janus Adviser Series. Be sure to read the prospectus of the Fund you are exchanging into. An exchange is a taxable transaction (except for qualified plan accounts).

               - You may exchange Shares of the Fund only for Shares of the same class of another Fund in Janus Adviser Series offered through your financial intermediary or qualified plan.

               - You must meet the minimum investment amount for each Fund.

               - The exchange privilege is not intended as a vehicle for short-
                 term or excessive trading. The Fund does not permit frequent trading or market timing. Excessive exchanges of Shares disrupt portfolio management and drive Fund expenses higher. The Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

                                                         Shareholder's guide  29

               CLASS C SHARES

               WAIVER OF ADDITIONAL SALES CHARGES

               Class C Shares received through an exchange of Class C Shares of another Fund will not be subject to an initial sales charge or the contingent deferred sales charge ("CDSC") at the time of the exchange. The 1.00% CDSC applicable to redemptions within 18 months of purchase will continue to be measured on the Class C Shares received by exchange from the date of your original purchase. For more information about the CDSC, please see "Redemptions" below.

REDEMPTIONS

               Redemptions, like purchases, may be effected only through retirement plans and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details.

               Shares of the Fund may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Fund or its agent. Redemption proceeds, less the CDSC for Class C Shares if applicable, will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

               CLASS C SHARES
               The 1.00% CDSC will be deducted with respect to Class C Shares redeemed within 18 months of purchase, unless any of the following waivers apply. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class C Shares redeemed.

               CDSC WAIVERS
               The CDSC may be waived:

               - Upon the death or disability of the shareholder or plan
                 participant;

 30 Janus Adviser Series

               - For retirement plans held through a financial intermediary that has entered into an agreement with Janus Distributors to waive CDSCs for retirement plans;

               - Upon the redemption of Class C Shares acquired through
                 reinvestment of Fund dividends or distributions;

               - If the distribution represents the increase in NAV above the total amount of payments for Class C Shares during the past 18 months; or

               - If the Fund chooses to liquidate or involuntarily redeem shares in your account.

               To keep the CDSC as low as possible, we will sell amounts representing Class C Shares in the following order:

               - Amounts representing Class C Shares you purchased with
                 reinvested dividends and distributions.

               - Amounts representing Class C Shares that represent the increase in NAV above the total amount of payments for Class C Shares during the past 18 months.

               - Amounts representing the cost of Class C Shares held beyond 18 months.

               Since Class C Shares that fall into any of the categories listed above are not subject to the CDSC, selling them first helps you avoid, or at least minimize, the CDSC. Having sold the exempt shares first, if there are any remaining Class C Shares that are subject to the CDSC, we will apply the CDSC to amounts representing the cost of Class C Shares held for the longest period of time.

EXCESSIVE TRADING

               Frequent trading into and out of the Fund can disrupt portfolio investment strategies and increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs. The Fund is not intended for market timing or excessive trading. The Fund and its agent reserve the right to reject any

                                                         Shareholder's guide  31
               purchase request (including exchange purchases if permitted by your financial intermediary) by any investor or group of investors indefinitely if they believe that any combination of trading activity in the account(s) is attributable to market timing or is otherwise excessive or potentially disruptive to the Fund. The Fund may refuse purchase orders (including exchange purchases) for any reason without prior notice, particularly orders that the Fund believes are made on behalf of market timers.

               The trading history of accounts under common ownership or control may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions accepted by your financial intermediary in violation of our excessive trading policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by your intermediary.

SHAREHOLDER COMMUNICATIONS

               Shareholders will receive annual and semiannual reports including the financial statements of the Fund that they have authorized for investment. Each report from their financial intermediaries will show the investments owned by the Fund and the market values thereof, as well as other information about the Fund and its operations. The Trust's fiscal year ends July 31.

 32 Janus Adviser Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               Class I Shares of Janus Adviser Balanced Fund, which formerly had no class designation, commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Balanced Portfolio into the Fund. Financial highlights are presented below for periods ending prior to August 1, 2000 for the Retirement Shares of the Predecessor Fund of Janus Aspen Series (from inception of the Retirement Shares for each period shown). Items 1 through 8 reflect financial results for a single Fund share.

               The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Retirement Shares of the Predecessor Fund prior to August 1, 2000, and the rate the investor would have earned (or lost) on an investment in Class I Shares of Janus Adviser Balanced Fund for the fiscal years ended July 31 shown below (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with Janus Adviser Series' financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

               No financial highlights are presented for Class C Shares because the class did not become available until September 30, 2002.

                                                        Financial highlights  33

BALANCED FUND - CLASS I
                                                                                            Janus Aspen
                                              Janus Adviser                            Balanced Portfolio -
                                              Balanced Fund                              Retirement Shares
-----------------------------------------------------------------------------------------------------------------------------
                                           Years ended July 31          Period ended            Periods ended December 31
                                            2002          2001        July 31, 2000(1)       1999         1998        1997(2)
  1.  NET ASSET VALUE, BEGINNING OF
      PERIOD                                $23.45        $25.14            $28.04           $22.59       $17.47      $15.38
      INCOME FROM INVESTMENT OPERATIONS:
  2.  Net investment income                   0.43          0.53              0.28             0.46         0.21        0.27
  3.  Net gains or losses on securities
      (both realized and unrealized)        (2.05)        (1.76)            (0.52)             5.41         5.58        2.30
  4.  Total from investment operations      (1.62)        (1.23)            (0.24)             5.87         5.79        2.57
      LESS DISTRIBUTIONS:
  5.  Dividends (from net investment
      income)                               (0.45)        (0.46)            (0.33)           (0.42)       (0.18)      (0.30)
  6.  Distributions (from capital gains)        --            --            (2.33)               --       (0.49)      (0.18)
  7.  Total distributions                   (0.45)        (0.46)            (2.66)           (0.42)       (0.67)      (0.48)
  8.  NET ASSET VALUE, END OF PERIOD        $21.38        $23.45            $25.14           $28.04       $22.59      $17.47
  9.  Total return*                        (6.97%)       (4.92%)           (0.86%)           26.13%       33.59%      16.92%
 10.  Net assets, end of period (in
      thousands)                          $749,601      $530,639          $140,179          $53,598      $17,262         $12
 11.  Average net assets for the period
      (in thousands)                      $682,559      $336,439           $96,509          $28,498       $3,650         $11
 12.  Ratio of gross expenses to average
      net assets**(3)                        1.17%(4)      1.17%(4)          1.17%(5)         1.19%(5)     1.24%(5)    1.32%(5)
 13.  Ratio of net expenses to average
      net assets**(6)                        1.17%         1.17%             1.17%            1.19%        1.24%       1.32%
 14.  Ratio of net investment income to
      average net assets**                   1.98%         2.52%             2.67%            2.36%        2.04%       2.38%
 15.  Portfolio turnover ratio**               85%          129%               59%              92%          70%        139%
-----------------------------------------------------------------------------------------------------------------------------

 *  Total return not annualized for periods of less than one year.
**  Annualized for periods of less than one full year.
(1) January 1, 2000 to July 31, 2000.
(2) May 1, 1997 (inception) to December 31, 1997.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The ratio was 1.19% in the fiscal year ended July 31, 2002, and 1.22% in the fiscal year ended July 31, 2001 before waiver of certain fees and expense offsets incurred by Balanced Fund.
(5) The ratio was 1.17% in the fiscal period ended July 31, 2000; 1.19% in the fiscal year ended December 31, 1999; 1.26% in the fiscal year ended December 31, 1998; and 1.33% in the fiscal period ended December 31, 1997 before reduction of the management fees to the effective rate of Janus Balanced Fund.
(6) The expense ratio reflects expenses after any expense offset arrangements.

 34 Janus Adviser Series

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

               This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks

                                                Glossary of investment terms  35

               (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               EQUITY SECURITIES include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties,

 36 Janus Adviser Series
               rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

               STANDBY COMMITMENTS are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

               STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

               STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

               TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and

                                                Glossary of investment terms  37
               receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

               ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in

 38 Janus Adviser Series
               response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

                                                Glossary of investment terms  39

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies. The Fund may purchase or write such options individually or in combination.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

               REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

 40 Janus Adviser Series

               SHORT SALES in which the Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Fund borrows and does not own. The Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For "naked" short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

                                                Glossary of investment terms  41

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                   You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report (as they become available), free of charge, by contacting your plan sponsor, broker or financial institution. In the Fund's Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Fund.

                   The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                      [JANUS LOGO]

                                   www.janus.com

                                   100 Fillmore Street
                                   Denver, CO 80206-4928
                                   1-800-525-0020

                    Investment Company Act File No. 811-9885

                                         September 30, 2002

                              JANUS ADVISER SERIES
                      JANUS ADVISER GROWTH AND INCOME FUND
                                 CLASS I SHARES
                                 CLASS C SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[JANUS LOGO]

                         Janus Adviser Growth and Income Fund currently offers two classes of shares, Class I Shares and Class C Shares (together, the "Shares"). The initial class of shares, Class I Shares, formerly had no class designation. Class I Shares and Class C Shares are available in connection with investments through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Certain financial intermediaries may offer only one class of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Janus Adviser Growth and Income Fund..........    2
                   Fees and expenses.............................    6

                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                STRATEGIES AND RISKS
                   Janus Adviser Growth and Income Fund..........    9
                   General portfolio policies....................   11
                   Risks.........................................   14

                MANAGEMENT OF THE FUND
                   Investment adviser............................   18
                   Management expenses...........................   18
                   Portfolio Manager.............................   19

                OTHER INFORMATION................................   20

                DISTRIBUTIONS AND TAXES
                   Distributions.................................   23
                   Taxes.........................................   24

                SHAREHOLDER'S GUIDE
                   Pricing of fund shares........................   26
                   Choosing a share class........................   27
                   Purchases.....................................   27
                   Exchanges.....................................   29
                   Redemptions...................................   30
                   Excessive trading.............................   31
                   Shareholder communications....................   32

                FINANCIAL HIGHLIGHTS.............................   33

                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities....................   35
                   Futures, options and other derivatives........   39
                   Other investments, strategies and/or
                   techniques....................................   40

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS ADVISER GROWTH AND INCOME FUND

               Janus Adviser Growth and Income Fund ("Growth and Income Fund" or the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments. Although the Fund may also emphasize some degree of income, it is not designed for investors who desire a consistent level of income.

1. WHAT IS THE INVESTMENT OBJECTIVE OF GROWTH AND INCOME FUND?

--------------------------------------------------------------------------------
               GROWTH AND INCOME FUND seeks long-term capital growth and current income.

               The Fund's Trustees may change this objective or the Fund's principal investment policies without a shareholder vote. The Fund will notify you at least 60 days before making any material changes to its objective or principal investment policies. If there is a material change to the Fund's objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF GROWTH AND INCOME FUND?

               The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the Fund's portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of the Fund's assets may be in cash or similar investments.

               Within the parameters of its specific investment policies discussed below, the Fund may invest without limit in foreign equity and debt securities.

 2 Janus Adviser Series

               Within the parameters of its specific investment policies discussed below, the Fund will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

               Growth and Income Fund normally emphasizes investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN GROWTH AND INCOME FUND?

               The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

               The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease, which means if you sell your shares in the Fund you may get back less money.

               The income component of the Fund's holdings includes fixed-income securities. A fundamental risk of these securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due.

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. Class I Shares of the Fund commenced

                                                          Risk/return summary  3
               operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series (the "Predecessor Fund") into the Janus Adviser Series Fund. The returns for the reorganized Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The Fund's Class C Shares commenced operations on September 30, 2002. The performance shown below for Class C Shares reflects the historical performance of Class I Shares prior to September 30, 2002, restated based on Class C Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

               GROWTH AND INCOME FUND -- CLASS I

                 Annual returns for periods ended 12/31
                                                            73.20%  (15.40%)   (12.82%)
                                                             1999    2000       2001

                 Best Quarter:  4th-1999 38.24%    Worst Quarter:  3rd-2001 (12.11%)

               The Fund's Class I Shares' year-to-date return as of the calendar quarter ended June 30, 2002, was (9.19%).

 4 Janus Adviser Series

                                    Average annual total return for periods ended 12/31/01
                                    ------------------------------------------------------
                                                                         Since Inception
                                                                       of Predecessor Fund
                                                           1 year           (5/1/98)
                Growth and Income Fund - Class I
                  Return Before Taxes                       (12.82%)         12.20%
                  Return After Taxes on Distributions       (12.93%)         11.91%
                  Return After Taxes on Distributions and
                    Sale of Fund Shares(2)                   (7.81%)          9.90%
                Growth and Income Fund - Class C(3)         (13.86%)         11.61%
                S&P 500 Index(4)                            (11.88%)          2.20%
                  (reflects no deduction for expenses or
                    taxes)
                                                          ------------------------------

               (1) Class C Shares would generally have lower performance because of their higher expenses.
               (2) When the return after taxes on distributions and sale of
                   Class I Shares is higher than the returns before sale of Class I Shares, it is because of realized losses. If realized losses occur upon the sale of Class I Shares, the capital loss is recorded as a tax benefit, which increases the return.
               (3) Calculated assuming sales loads (including contingent
                   deferred sales charge). Return is before taxes.
               (4) The S&P 500 Index is the Standard & Poor's Composite Index of
                   500 stocks, a widely recognized, unmanaged index of common stock prices.

               After-tax returns are calculated using distributions for the Fund's Class I Shares for the period August 1, 2000 to December 31, 2001 and actual distributions for the Predecessor Fund from inception to July 31, 2000. If Class I Shares of the Fund had been available during those earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.

               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

               After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for Class C Shares will vary from those shown

                                                          Risk/return summary  5
               for Class I Shares due to Class C Shares' sales charges and different expenses. If Class C Shares of the Fund had been available prior to September 30, 2002, distributions may have been different and thus, after-tax returns may have been different from those shown for Class I Shares.

               Growth and Income Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund's Class I Shares are a no-load investment, so you will generally not pay any shareholder fees when you buy or sell the Fund's Class I Shares.

               This table describes the shareholder fees that you may pay if you buy and hold Shares of the Fund.

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                              Class I   Class C
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price).............................  None      1.00%(2)
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or redemption
  proceeds).................................................  None      1.00%(3)
Maximum sales charge (load) imposed on reinvested dividends
  and other distributions...................................  None      None
Redemption fees.............................................  None      None
Exchange fees...............................................  None      None

--------------------------------------------------------------------------------

 (1) Your financial intermediary may charge you a separate or additional fee for purchases and sales of shares.
 (2) Sales charges are waived for certain investors.
 (3) A contingent deferred sales charge of 1% applies on Class C Shares redeemed within 18 months of purchase.
--------------------------------------------------------------------------------

 6 Janus Adviser Series

               ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

CLASS I SHARES

               This table describes the annual fund operating expenses that you may pay if you buy and hold Class I Shares of the Fund. It is based on gross expenses (without the effect of expense offset arrangements). All of the fees and expenses shown were determined based on net assets as of the fiscal year ended July 31, 2002.

                                               Distribution              Total Annual Fund              Total Annual Fund
                                  Management     (12b-1)       Other     Operating Expenses    Total    Operating Expenses
                                     Fee         Fees(1)      Expenses   Without Waivers(2)   Waivers    With Waivers(2)
  Growth and Income Fund - Class
   I                                0.65%         0.25%        0.33%            1.23%            N/A          1.23%

 (1) Because the 12b-1 fee is charged as an annual, ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
 (2) All expenses are stated both with and without contractual waivers by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) to the level indicated until at least July 31, 2003 (which is based on the expense ratio of the Predecessor Fund). The waiver is first applied against the Management Fee and then against Other Expenses.
 EXAMPLE:
 THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                             1 Year    3 Years   5 Years    10 Years
                                                             ----------------------------------------
  Growth and Income Fund - Class I                            $125      $390       $676      $1,489

                                                          Risk/return summary  7

CLASS C SHARES

               This table describes the annual fund operating expenses you may pay if you buy and hold Class C Shares of the Fund. The information shown is based upon the estimated annualized gross expenses Class C Shares expect to incur in their initial fiscal year. All expenses are shown without the effect of expense offset arrangements.

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                            Total Annual
                                                                                Fund                      Total Annual
                                                                              Operating                       Fund
                                                                              Expenses                      Operating
                                   Management      12b-1        Other          Without         Total        Expenses
                                      Fee         Fees(1)      Expenses      Waivers(2)       Waivers    With Waivers(2)
  Growth and Income Fund - Class
   C                                 0.65%         1.00%        0.08%           1.73%            N/A          1.73%

 (1) Because the 12b-1 fee is charged as an annual, ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
 (2) All expenses are stated both with and without contractual waivers by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) to the level indicated until at least July 31, 2003 (which is based on the expense ratio of the Predecessor Fund). The waiver is first applied against the Management Fee and then against Other Expenses.
 EXAMPLE:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class C Shares of the Fund for the time periods indicated and reinvest all dividends and distributions without a sales charge.
 The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

                                                   1 Year(1)   3 Years(2)   5 Years(2)   10 Years(2)
  IF CLASS C SHARES ARE REDEEMED:                  -------------------------------------------------
  Growth and Income Fund - Class C                   $376         $545         $939        $2,041

                                                   1 Year(2)   3 Years(2)   5 Years(2)   10 Years(2)
  IF CLASS C SHARES ARE NOT REDEEMED:              -------------------------------------------------
  Growth and Income Fund - Class C                   $276         $545         $939        $2,041

 (1) Includes the initial sales charge and contingent deferred sales charge.
 (2) Includes the initial sales charge. Contingent deferred sales charge not applicable.

 8 Janus Adviser Series

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

               This section takes a closer look at the investment objective of Growth and Income Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               Growth and Income Fund seeks long-term capital growth and current income. It pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential. Equity securities may make up part of this income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. Because of this investment strategy, the Fund is not designed for investors who need consistent income.

The following questions and answers are designed to help you better understand Growth and Income Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

               Consistent with its investment objective and policies, the Fund may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

              Investment objective, principal investment strategies and risks  9

               The Fund may emphasize some degree of income. The portfolio manager may consider dividend-paying characteristics to a greater degree in selecting common stocks.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

               Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

               Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. The Fund does not emphasize companies of any particular size.

4. HOW ARE ASSETS ALLOCATED BETWEEN THE GROWTH AND INCOME COMPONENTS OF THE FUND'S PORTFOLIO?

               The Fund shifts assets between the growth and income components of its portfolio based on the portfolio manager's analysis of relevant market, financial and economic conditions. If the portfolio manager believes that growth securities will provide better returns than the yields then available or expected on income-producing securities, the Fund will place a greater emphasis on the growth component.

 10 Janus Adviser Series

5. WHAT TYPES OF SECURITIES MAKE UP THE GROWTH COMPONENT OF THE FUND'S
   PORTFOLIO?

               The growth component of the Fund's portfolio is expected to consist primarily of common stocks, but may also include preferred stocks or convertible securities selected primarily for their growth potential.

6. WHAT TYPES OF SECURITIES MAKE UP THE INCOME COMPONENT OF THE FUND'S
   PORTFOLIO?

               The income component of the Fund's holdings will consist of securities that the portfolio manager believes have income potential. Such securities may include equity securities, convertible securities and all types of debt securities. Equity securities may be included in the income component of the Fund if they currently pay dividends or the portfolio manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid.

7. HOW DO INTEREST RATES AFFECT THE VALUE OF MY FIXED-INCOME INVESTMENT?

               The income component of the Fund's holdings includes fixed-income securities. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern.

GENERAL PORTFOLIO POLICIES

               The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

             Investment objective, principal investment strategies and risks  11

               CASH POSITION
               When the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Fund's cash position to, for example, protect its assets, maintain liquidity, or meet unusually large redemptions. The Fund's cash position may also increase temporarily due to unusually large cash inflows.

               When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.

               OTHER TYPES OF INVESTMENTS
               The Fund invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks and securities convertible into common or preferred stocks. The Fund also invests in domestic and foreign equity securities with some degree of emphasis on income. To a lesser degree, the Fund may also invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These securities (which are described in the Glossary) may include:

               - debt securities

               - indexed/structured securities

               - high-yield/high-risk bonds (less than 35% of the Fund's assets)

               - options, futures, forwards, swaps and other types of
                 derivatives individually or in combination for hedging purposes or for non-hedging purposes such as seeking to enhance return

 12 Janus Adviser Series

               - short sales (no more than 8% of the Fund's assets may be invested in "naked" short sales)

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

               ILLIQUID INVESTMENTS
               The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES
               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

               SPECIAL SITUATIONS
               The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer

             Investment objective, principal investment strategies and risks  13 if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Fund generally intends to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund's investments and the investment style of the portfolio manager. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance. The Financial Highlights section for this Prospectus shows the Fund's historical turnover rates.

RISKS

               Because Growth and Income Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade

 14 Janus Adviser Series
               bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The following questions and answers are designed to help you better understand some of the risks of investing in Growth and Income Fund.

1. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

               Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies, may have more limited trading markets than the markets for securities of larger or more established issuers or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

             Investment objective, principal investment strategies and risks  15

               - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

               - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

               - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

               - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

               - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

 16 Janus Adviser Series

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

               High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

               Please refer to the SAI for a description of bond rating categories.

4. HOW DOES THE FUND TRY TO REDUCE RISK?

               The Fund may use futures, options, swaps and other derivative instruments individually or in combination to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgment proves incorrect.

             Investment objective, principal investment strategies and risks  17

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

               Janus Capital Management LLC ("Janus Capital"), 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs of the Fund.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

               Retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries may receive fees for providing recordkeeping, subaccounting and other administrative services to their customers in connection with investment in the Fund.

MANAGEMENT EXPENSES

               The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund must pay. A new investment advisory agreement approved at a special meeting of the shareholders on January 31, 2002, that is the same in all material respects as the previous advisory agreement, became effective on April 3, 2002.

               The Fund incurs expenses not assumed by Janus Capital, including the administrative services fee (applicable only to Class I

 18 Janus Adviser Series

               Shares), distribution fee (12b-1 fee) for Class I Shares, distribution and shareholder servicing fee (12b-1 fee) for Class C Shares, transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. The Fund is subject to the following management fee schedule (expressed as an annual rate).

                                     Average Daily
                                       Net Assets        Annual Rate        Expense Limit
Fund                                    of Fund         Percentage (%)    Percentage (%)(1)
-------------------------------------------------------------------------------------------
  Growth and Income Fund            All Asset Levels         0.65               1.02
-------------------------------------------------------------------------------------------

(1) Janus Capital has agreed to limit the Fund's total operating expenses (excluding the distribution fee and administrative services fee applicable to Class I Shares, the distribution and shareholder servicing fee applicable to Class C Shares, brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least July 31, 2003.

               For the fiscal year ended July 31, 2002, the Fund paid Janus Capital a management fee of 0.65% based on the Fund's average net assets.

PORTFOLIO MANAGER

DAVID J. CORKINS
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Adviser Growth and Income Fund, which he has managed since its inception. Mr. Corkins is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1995 as a research analyst. He holds a Bachelor of Arts degree in English and Russian from Dartmouth College and he received his Master of Business Administration degree from Columbia University in 1993.

                                                      Management of the Fund  19

OTHER INFORMATION
--------------------------------------------------------------------------------

               CLASSES OF SHARES

               The Fund currently offers two classes of shares, Class I Shares and Class C Shares. The Shares are available only in connection with investments through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Not all financial intermediaries offer both classes. IF YOUR FINANCIAL INTERMEDIARY OFFERS BOTH CLASS I SHARES AND CLASS C SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CLASS C SHARES HAVE HIGHER EXPENSES THAN CLASS I SHARES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. For more information about the difference between the two classes, please refer to "Choosing a Share Class" in the Shareholder's Guide of this Prospectus.

               ADMINISTRATIVE SERVICES FEE - CLASS I SHARES

               Janus Services LLC ("Janus Services"), the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class I Shares of the Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors in Class I Shares. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers who invest in Class I Shares.

               DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

               CLASS I SHARES
               Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act (the "Class I Plan"), Class I Shares of the Fund may pay Janus Distributors LLC ("Janus Distributors"), the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of Class I Shares of the Fund. Under the terms of the Class I Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, brokers, bank

 20 Janus Adviser Series
               trust departments, financial advisers and other financial intermediaries, as compensation for distribution services performed by such entities for investors in Class I Shares. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

               CLASS C SHARES
               Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act (the "Class C Plan"), Class C Shares may pay Janus Distributors, a fee at an annual rate of up to 1.00% of the average daily net assets of Class C Shares of the Fund. Up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder account services. All or a portion of such fees may be remitted to financial intermediaries who assist in the distribution of Class C Shares or who provide shareholder account services to existing Class C shareholders. Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Class C Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                           Other information  21

               DISTRIBUTION OF THE FUND

               The Fund is distributed by Janus Distributors, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 22 Janus Adviser Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

               To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments at least annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Distributions are made at the class level, so they may vary from class to class within the Fund.

               DISTRIBUTION SCHEDULE

               Dividends are normally declared and distributed in March, June, September and December. Capital gains are normally declared and distributed in December.

               HOW DISTRIBUTIONS AFFECT NAV

               Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Undistributed income and realized gains are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Growth and Income Fund declared a dividend in the amount of $0.25 per share. If Growth and Income Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share.

                                                     Distributions and taxes  23

               On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

               For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS

               Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains

 24 Janus Adviser Series
               distributions will be mailed to shareholders on or before January 31st of each year. Your financial intermediary will provide this information to you. Account tax information will also be sent to the IRS.

               Income dividends or capital gains distributions made by the Fund purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

               TAXATION OF THE FUND

               Dividends, interest and some gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

               The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

                                                     Distributions and taxes  25

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

               INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE FUND DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH RETIREMENT PLANS, BROKERS, BANK TRUST DEPARTMENTS, FINANCIAL ADVISERS OR OTHER FINANCIAL INTERMEDIARIES. NOT ALL FINANCIAL INTERMEDIARIES OFFER BOTH CLASSES OF SHARES. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, REDEEM OR EXCHANGE SHARES.

PRICING OF FUND SHARES

               Investments in Class I Shares will be processed at the NAV next calculated after an order is received and accepted by the Fund or its agent. The price you pay for Class C Shares is the public offering price, which is the NAV next determined after the Fund or its agent receives and accepts your order plus an initial sales charge of 1.00% (1.01% of the amount invested). The initial sales charge may be waived under certain circumstances, as described in "Purchases - Sales Charge Waivers" below. Your financial intermediary may charge you a separate or additional fee for purchases of Shares.

               In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange any day that the NYSE is open. Securities of the Fund are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

               Because foreign securities markets may operate on days that are not business days in the United States, the value of the Fund's holdings may change on days when you will not be able to purchase or redeem the Fund's shares.

 26 Janus Adviser Series

CHOOSING A SHARE CLASS

               The Fund has two classes of shares, Class I Shares and Class C Shares. Each class represents an interest in the same portfolio of investments. When choosing a share class, you should consult your financial intermediary about which class is most suitable for you. In addition, you should consider the factors below:

                Class I Shares
                Initial sales charge             None
                Deferred sales charge (CDSC)     None
                Minimum initial investment       None
                Minimum aggregate account        $100,000(1)
                  balance

               (1) Per Fund per financial intermediary, unless waived.

                Class C Shares
                Initial sales charge             1.00%(1)
                Deferred sales charge (CDSC)     1.00% if redeemed within
                                                 18 months of purchase(1)
                Minimum initial investment       $2,500
                Minimum aggregate account        None
                  balance

               (1) May be waived under certain circumstances.

PURCHASES

               Purchases of Shares may be made only through institutional channels such as retirement plans and financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Only certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf.

               MINIMUM INVESTMENT REQUIREMENTS

               Financial intermediaries must maintain a $100,000 minimum aggregate account balance in Class I Shares of the Fund, except for defined contribution plans and broker wrap accounts. The minimum initial investment in Class C Shares of the Fund is $2,500.

                                                         Shareholder's guide  27

               CLASS C SHARES
               A 1.00% sales charge will apply to your purchase of Class C Shares of the Fund unless the Sales Charge Waiver described below applies. The Fund receives the entire net asset value of all its shares sold. Janus Distributors, the Fund's principal underwriter, retains the sales charge, which it then in turn re-allows to your financial intermediary. In addition, Janus Distributors may compensate your financial intermediary at the time of sale at an additional commission rate of 1.00% of the net asset value of the Class C Shares purchased. In total, at the time of purchase, your financial intermediary receives 2.00% of the net asset value of the Class C Shares purchased unless the financial intermediary has agreed to waive the 1.00% sales charge, in which case the financial intermediary will receive 1.00% of the net asset value of the Class C Shares purchased. Service providers to qualified plans will not receive either of these amounts if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C Shares.

               SALES CHARGE WAIVERS
               The 1.00% initial sales charge for purchases of Class C Shares will be waived on purchases of Class C Shares through financial intermediaries that have entered into an agreement with Janus Distributors that allows the waiver of the sales charge. In such cases, although the sales charge is waived, Janus Distributors will still compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the Class C Shares purchased (unless your financial intermediary is receiving 12b-1 fees prior to the 13th month after the initial investment of qualified plan assets in Class C Shares). You should determine if your financial intermediary has agreed to waive the 1.00% initial sales charge for Class C Shares before you purchase Class C Shares.

               The Fund is not intended for excessive trading or market timing. Excessive trading of Shares disrupts portfolio management and drive Fund expenses higher. The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any

 28 Janus Adviser Series
               reason. For example, purchase orders may be refused if the Fund would be unable to invest the money effectively in accordance with its investment policies or would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. The Fund may also suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Fund's policy on market timing, see "Excessive Trading" below.

               Although there is no present intention to do so, the Fund may discontinue sales of either class of Shares if management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund's Shares are discontinued, it is expected that existing plan participants and other shareholders invested in the Fund would be permitted to continue to authorize investments in the Fund and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

EXCHANGES

               Contact your financial intermediary or consult your plan documents to exchange into other Funds in Janus Adviser Series. Be sure to read the prospectus of the Fund you are exchanging into. An exchange is a taxable transaction (except for qualified plan accounts).

               - You may exchange Shares of the Fund only for Shares of the same class of another Fund in Janus Adviser Series offered through your financial intermediary or qualified plan.

               - You must meet the minimum investment amount for each Fund.

               - The exchange privilege is not intended as a vehicle for short-
                 term or excessive trading. The Fund does not permit frequent trading or market timing. Excessive exchanges of Shares disrupt portfolio management and drive Fund expenses higher. The Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

                                                         Shareholder's guide  29

               CLASS C SHARES

               WAIVER OF ADDITIONAL SALES CHARGES

               Class C Shares received through an exchange of Class C Shares of another Fund will not be subject to an initial sales charge or the contingent deferred sales charge ("CDSC") at the time of the exchange. The 1.00% CDSC applicable to redemptions within 18 months of purchase will continue to be measured on the Class C Shares received by exchange from the date of your original purchase. For more information about the CDSC, please see "Redemptions" below.

REDEMPTIONS

               Redemptions, like purchases, may be effected only through retirement plans and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details.

               Shares of the Fund may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Fund or its agent. Redemption proceeds, less the CDSC for Class C Shares if applicable, will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

               CLASS C SHARES
               The 1.00% CDSC will be deducted with respect to Class C Shares redeemed within 18 months of purchase, unless any of the following waivers apply. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class C Shares redeemed.

               CDSC WAIVERS
               The CDSC may be waived:

               - Upon the death or disability of the shareholder or plan
                 participant;

 30 Janus Adviser Series

               - For retirement plans held through a financial intermediary that has entered into an agreement with Janus Distributors to waive CDSCs for retirement plans;

               - Upon the redemption of Class C Shares acquired through
                 reinvestment of Fund dividends or distributions;

               - If the distribution represents the increase in NAV above the total amount of payments for Class C Shares during the past 18 months; or

               - If the Fund chooses to liquidate or involuntarily redeem shares in your account.

               To keep the CDSC as low as possible, we will sell amounts representing Class C Shares in the following order:

               - Amounts representing Class C Shares you purchased with
                 reinvested dividends and distributions.

               - Amounts representing Class C Shares that represent the increase in NAV above the total amount of payments for Class C Shares during the past 18 months.

               - Amounts representing the cost of Class C Shares held beyond 18 months.

               Since Class C Shares that fall into any of the categories listed above are not subject to the CDSC, selling them first helps you avoid, or at least minimize, the CDSC. Having sold the exempt shares first, if there are any remaining Class C Shares that are subject to the CDSC, we will apply the CDSC to amounts representing the cost of Class C Shares held for the longest period of time.

EXCESSIVE TRADING

               Frequent trading into and out of the Fund can disrupt portfolio investment strategies and increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs. The Fund is not intended for market timing or excessive trading. The Fund and its agent reserve the right to reject any

                                                         Shareholder's guide  31
               purchase request (including exchange purchases if permitted by your financial intermediary) by any investor or group of investors indefinitely if they believe that any combination of trading activity in the account(s) is attributable to market timing or is otherwise excessive or potentially disruptive to the Fund. The Fund may refuse purchase orders (including exchange purchases) for any reason without prior notice, particularly orders that the Fund believes are made on behalf of market timers.

               The trading history of accounts under common ownership or control may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions accepted by your financial intermediary in violation of our excessive trading policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by your intermediary.

SHAREHOLDER COMMUNICATIONS

               Shareholders will receive annual and semiannual reports including the financial statements of the Fund that they have authorized for investment. Each report from their financial intermediaries will show the investments owned by the Fund and the market values thereof, as well as other information about the Fund and its operations. The Trust's fiscal year ends July 31.

 32 Janus Adviser Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               Class I Shares of Janus Adviser Growth and Income Fund, which formerly had no class designation, commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Growth and Income Portfolio into the Fund. Financial highlights are presented below for periods ending prior to August 1, 2000 for the Retirement Shares of the Predecessor Fund of Janus Aspen Series (from inception of the Retirement Shares for each period shown). Items 1 through 8 reflect financial results for a single Fund share.

               The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Retirement Shares of the Predecessor Fund prior to August 1, 2000, and the rate the investor would have earned (or lost) on an investment in Class I Shares of Janus Adviser Growth and Income Fund for the fiscal years ended July 31 shown below (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with Janus Adviser Series' financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

               No financial highlights are presented for Class C Shares because the class did not become available until September 30, 2002.

                                                        Financial highlights  33

GROWTH AND INCOME FUND - CLASS I                                                              JANUS ASPEN
                                                      Janus Adviser                  Growth and Income Portfolio -
                                                  Growth and Income Fund                   Retirement Shares
------------------------------------------------------------------------------------------------------------------------
                                                                                                        Periods ended
                                                   Years ended July 31           Period ended            December 31
                                                   2002           2001         July 31, 2000(1)       1999       1998(2)
  1.  NET ASSET VALUE, BEGINNING OF PERIOD          $15.57         $19.28           $20.68           $11.94      $10.00
      INCOME FROM INVESTMENT OPERATIONS:
  2.  Net investment income                           0.02           0.07             0.02           (0.01)        0.01
  3.  Net gains (or losses) on securities (both
      realized and unrealized)                      (3.06)         (3.73)           (1.08)             8.75        1.93
  4.  Total from investment operations              (3.04)         (3.66)           (1.06)             8.74        1.94
      LESS DISTRIBUTIONS:
  5.  Dividends (from net investment income)        (0.04)         (0.05)           (0.03)               --          --
  6.  Distributions (from capital gains)                --             --           (0.31)               --          --
  7.  Total distributions                           (0.04)         (0.05)           (0.34)               --          --
  8.  NET ASSET VALUE, END OF PERIOD                $12.49         $15.57           $19.28           $20.68      $11.94
  9.  Total return*                               (19.61%)       (18.93%)          (5.13%)           73.20%      19.40%
 10.  Net assets, end of period (in thousands)    $218,310        $34,608          $17,894           $6,982         $12
 11.  Average net assets for the period (in
      thousands)                                  $155,582        $22,767          $11,641           $1,826         $10
 12.  Ratio of gross expenses to average net
      assets**(3)                                    1.23%(4)       1.52%(4)         1.25%(5)         1.53%(5)    1.72%(5)
 13.  Ratio of net expenses to average net
      assets**(6)                                    1.22%          1.52%            1.24%            1.53%       1.72%
 14.  Ratio of net investment income to average
      net assets**                                   0.25%          0.52%            0.35%            0.11%       0.21%
 15.  Portfolio turnover ratio**                       40%            51%              27%              59%         62%
------------------------------------------------------------------------------------------------------------------------

 *  Total return not annualized for periods of less than one year.
**  Annualized for periods of less than one full year.
(1) January 1, 2000 to July 31, 2000.
(2) May 1, 1998 (inception) to December 31, 1998.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The ratio was 1.23% in the fiscal year ended July 31, 2002, and 1.87% in the fiscal year ended July 31, 2001 before waiver of certain fees and expense offsets incurred by Growth and Income Fund.
(5) The ratio was 1.25% in the fiscal period ended July 31, 2000; 1.62% in the fiscal year ended December 31, 1999; and 3.53% in the fiscal period ended December 31, 1998 before reduction of the management fees to the effective rate of Janus Growth and Income Fund.
(6) The expense ratio reflects expenses after any expense offset arrangements.

 34 Janus Adviser Series

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

               This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks

                                                Glossary of investment terms  35

               (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               EQUITY SECURITIES include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties,

 36 Janus Adviser Series
               rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

               STANDBY COMMITMENTS are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

               STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

               STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

               TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and

                                                Glossary of investment terms  37
               receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

               ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in

 38 Janus Adviser Series
               response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

                                                Glossary of investment terms  39

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies. The Fund may purchase or write such options individually or in combination.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

               REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

 40 Janus Adviser Series

               SHORT SALES in which the Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Fund borrows and does not own. The Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For "naked" short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

                                                Glossary of investment terms  41

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                   You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report (as they become available), free of charge, by contacting your plan sponsor, broker or financial institution. In the Fund's Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Fund.

                   The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                      [JANUS LOGO]

                                   www.janus.com

                                   100 Fillmore Street
                                   Denver, CO 80206-4928
                                   1-800-525-0020

                    Investment Company Act File No. 811-9885

                                         September 30, 2002

                              JANUS ADVISER SERIES
                       JANUS ADVISER STRATEGIC VALUE FUND
                                 CLASS I SHARES
                                 CLASS C SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[JANUS LOGO]

                         Janus Adviser Strategic Value Fund currently offers two classes of shares, Class I Shares and Class C Shares (together, the "Shares"). The initial class of shares, Class I Shares, formerly had no class designation. Class I Shares and Class C Shares are available in connection with investments through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Certain financial intermediaries may offer only one class of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Janus Adviser Strategic Value Fund............    2
                   Fees and expenses.............................    6

                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                STRATEGIES AND RISKS
                   Janus Adviser Strategic Value Fund............    9
                   General portfolio policies....................   11
                   Risks.........................................   14

                MANAGEMENT OF THE FUND
                   Investment adviser............................   18
                   Management expenses...........................   18
                   Portfolio Manager.............................   19

                OTHER INFORMATION................................   20

                DISTRIBUTIONS AND TAXES
                   Distributions.................................   23
                   Taxes.........................................   24

                SHAREHOLDER'S GUIDE
                   Pricing of fund shares........................   26
                   Choosing a share class........................   27
                   Purchases.....................................   27
                   Exchanges.....................................   29
                   Redemptions...................................   30
                   Excessive trading.............................   31
                   Shareholder communications....................   32

                FINANCIAL HIGHLIGHTS.............................   33

                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities....................   35
                   Futures, options and other derivatives........   39
                   Other investments, strategies and/or
                   techniques....................................   40

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS ADVISER STRATEGIC VALUE FUND

               Janus Adviser Strategic Value Fund ("Strategic Value Fund" or the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF STRATEGIC VALUE FUND?

--------------------------------------------------------------------------------
               STRATEGIC VALUE FUND seeks long-term growth of capital.

               The Fund's Trustees may change this objective or the Fund's principal investment policies without a shareholder vote. The Fund will notify you at least 60 days before making any material changes to its objective or principal investment policies. If there is a material change to the Fund's objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF STRATEGIC VALUE FUND?

               The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the Fund's portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of the Fund's assets may be in cash or similar investments.

               Within the parameters of its specific investment policies discussed below, the Fund may invest without limit in foreign equity and debt securities.

               Within the parameters of its specific investment policies discussed below, the Fund will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

               Strategic Value Fund invests primarily in common stocks with the potential for long-term growth of capital using a "value" approach.

 2 Janus Adviser Series

               The "value" approach emphasizes investments in companies the portfolio manager believes are undervalued relative to their intrinsic worth.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN STRATEGIC VALUE FUND?

               The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

               The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases or if the portfolio manager's belief about a company's intrinsic worth is incorrect. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease, which means if you sell your shares in the Fund you may get back less money.

               The Fund intends to operate as a nondiversified fund. This means it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return.

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. The Fund's Class I Shares, which previously had no class designation, commenced operations on August 1, 2000. The Fund's Class C Shares commenced operations on September 30, 2002. The performance shown below for Class C Shares reflects the historical performance of Class I Shares prior to September 30, 2002, restated based on Class C Shares' estimated fees and expenses (ignoring any fee and expense limitations).

                                                          Risk/return summary  3

               The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

               STRATEGIC VALUE FUND - CLASS I(1)

                 Annual return for period ended 12/31
                                                                                 (14.66%)
                                                                                   2001

                 Best Quarter:  4th-2001 14.17%    Worst Quarter:  3rd-2001 (19.96%)

               The Fund's Class I Shares' year-to-date return as of the calendar quarter ended June 30, 2002, was (10.26%).

 4 Janus Adviser Series

                                    Average annual total return for periods ended 12/31/01
                                    ------------------------------------------------------
                                                                           Since Inception
                                                               1 year         (8/1/00)
                Strategic Value Fund - Class I
                  Return Before Taxes                           (14.66%)      (11.73%)
                  Return After Taxes on Distributions           (14.66%)      (11.73%)
                  Return After Taxes on Distributions and
                    Sale of Fund Shares(2)                       (8.93%)       (9.32%)
                Strategic Value Fund - Class C(3)               (15.93%)      (12.95%)
                S&P 500 Index(4)                                (11.88%)      (12.05%)
                  (reflects no deduction for expenses or
                    taxes)
                                                             ---------------------------

               (1) Class C Shares would generally have lower performance because of their higher expenses.
               (2) When the return after taxes on distributions and sale of
                   Class I Shares is higher than the returns before sale of Class I Shares, it is because of realized losses. If realized losses occur upon the sale of Class I Shares, the capital loss is recorded as a tax benefit, which increases the return.
               (3) Calculated assuming sales loads (including contingent
                   deferred sales charge). Return is before taxes.
               (4) The S&P 500 Index is the Standard & Poor's Composite Index of
                   500 stocks, a widely recognized, unmanaged index of common stock prices.

               After-tax returns are calculated using distributions for the Fund's Class I Shares from inception to December 31, 2001. If Class I Shares of the Fund had been available during that earlier period, distributions may have been different and thus, after-tax returns may have been different from those shown.

               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

               After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for Class C Shares will vary from those shown for Class I Shares due to Class C Shares' sales charges and different expenses. If Class C Shares of the Fund had been available prior to September 30, 2002, distributions may have

                                                          Risk/return summary  5
               been different and thus, after-tax returns may have been different from those shown for Class I Shares.

               Strategic Value Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund's Class I Shares are a no-load investment, so you will generally not pay any shareholder fees when you buy or sell the Fund's Class I Shares.

               This table describes the shareholder fees that you may pay if you buy and hold Shares of the Fund.

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                              Class I   Class C
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price).............................  None      1.00%(2)
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or redemption
  proceeds).................................................  None      1.00%(3)
Maximum sales charge (load) imposed on reinvested dividends
  and other distributions...................................  None      None
Redemption fees.............................................  None      None
Exchange fees...............................................  None      None

--------------------------------------------------------------------------------

 (1) Your financial intermediary may charge you a separate or additional fee for purchases and sales of shares.
 (2) Sales charges are waived for certain investors.
 (3) A contingent deferred sales charge of 1% applies on Class C Shares redeemed within 18 months of purchase.
--------------------------------------------------------------------------------

 6 Janus Adviser Series

               ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

CLASS I SHARES

               This table describes the annual fund operating expenses that you may pay if you buy and hold Class I Shares of the Fund. It is based on gross expenses (without the effect of expense offset arrangements). All of the fees and expenses shown were determined based on net assets as of the fiscal year ended July 31, 2002.

                                               Distribution              Total Annual Fund              Total Annual Fund
                                  Management     (12b-1)       Other     Operating Expenses    Total    Operating Expenses
                                     Fee         Fees(1)      Expenses   Without Waivers(2)   Waivers    With Waivers(2)
  Strategic Value Fund - Class I    0.65%         0.25%        1.54%            2.44%          0.69%          1.75%

 (1) Because the 12b-1 fee is charged as an annual, ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
 (2) All expenses are stated both with and without contractual waivers by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) to the level indicated until at least the next annual renewal of its advisory agreement. The waiver is first applied against the Management Fee and then against Other Expenses.
 EXAMPLE:
 THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                             1 Year    3 Years   5 Years    10 Years
                                                             ----------------------------------------
  Strategic Value Fund - Class I                              $247      $761      $1,301     $2,776

                                                          Risk/return summary  7

CLASS C SHARES

               This table describes the annual fund operating expenses you may pay if you buy and hold Class C Shares of the Fund. The information shown is based upon the estimated annualized gross expenses Class C Shares expect to incur in their initial fiscal year. All expenses are shown without the effect of expense offset arrangements.

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                            Total Annual
                                                                                Fund                      Total Annual
                                                                              Operating                       Fund
                                                                              Expenses                      Operating
                                   Management      12b-1        Other          Without         Total        Expenses
                                      Fee         Fees(1)      Expenses      Waivers(2)       Waivers    With Waivers(2)
  Strategic Value Fund - Class C     0.65%         1.00%        1.29%           2.94%          0.69%          2.25%

 (1) Because the 12b-1 fee is charged as an annual, ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
 (2) All expenses are stated both with and without contractual waivers by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) to the level indicated until at least the next annual renewal of its advisory agreement. The waiver is first applied against the Management Fee and then against Other Expenses.
 EXAMPLE:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class C Shares of the Fund for the time periods indicated and reinvest all dividends and distributions without a sales charge.

 The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

                                                   1 Year(1)   3 Years(2)   5 Years(2)   10 Years(2)
  IF CLASS C SHARES ARE REDEEMED:                  -------------------------------------------------
  Strategic Value Fund - Class C                     $497         $910        $1,548       $3,261

                                                   1 Year(2)   3 Years(2)   5 Years(2)   10 Years(2)
  IF CLASS C SHARES ARE NOT REDEEMED:              -------------------------------------------------
  Strategic Value Fund - Class C                     $397         $910        $1,548       $3,261

 (1) Includes the initial sales charge and contingent deferred sales charge.
 (2) Includes the initial sales charge. Contingent deferred sales charge not applicable.

 8 Janus Adviser Series

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

               This section takes a closer look at the investment objective of Strategic Value Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               Strategic Value Fund seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks with the potential for long-term growth of capital using a "value" approach. The "value" approach the portfolio manager uses emphasizes investments in companies he believes are undervalued relative to their intrinsic worth.

               The portfolio manager measures value as a function of price/free cash flow. Price/free cash flow is the relationship between the price of a stock and its available cash from operations minus capital expenditures.

               The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

The following questions and answers are designed to help you better understand Strategic Value Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

               Consistent with its investment objective and policies, the Fund may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that he seeks to

              Investment objective, principal investment strategies and risks  9 identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

               The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital. This "value" approach emphasizes investments in companies that the portfolio manager believes are undervalued relative to their intrinsic worth and have the potential for long-term growth of capital.

               Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments will be incidental to its objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

               Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

               Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. The Fund does not emphasize companies of any particular size.

 10 Janus Adviser Series

4. HOW DOES THE FUND'S PORTFOLIO MANAGER DETERMINE THAT A COMPANY MAY BE UNDERVALUED?

               A company may be undervalued when, in the opinion of the Fund's portfolio manager, the company is selling for a price that is below its intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio manager believes that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Fund than those obtained by paying premium prices for companies currently in favor in the market.

GENERAL PORTFOLIO POLICIES

               The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

               CASH POSITION
               When the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Fund's cash position to, for example, protect its assets, maintain liquidity, or meet unusually large redemptions. The Fund's cash position may also increase temporarily due to unusually large cash inflows.

             Investment objective, principal investment strategies and risks  11

               When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.

               OTHER TYPES OF INVESTMENTS
               The Fund invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks and securities convertible into common or preferred stocks. To a lesser degree, the Fund may also invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These securities (which are described in the Glossary) may include:

               - debt securities

               - indexed/structured securities

               - high-yield/high-risk bonds (less than 35% of the Fund's assets)

               - options, futures, forwards, swaps and other types of
                 derivatives individually or in combination for hedging purposes or for non-hedging purposes such as seeking to enhance return

               - short sales (no more than 8% of the Fund's assets may be invested in "naked" short sales)

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

               ILLIQUID INVESTMENTS
               The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

 12 Janus Adviser Series

               FOREIGN SECURITIES
               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

               SPECIAL SITUATIONS
               The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Fund generally intends to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund's investments and the investment style of

             Investment objective, principal investment strategies and risks  13 the portfolio manager. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance. The Financial Highlights section for this Prospectus shows the Fund's historical turnover rates.

RISKS

               Because Strategic Value Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The following questions and answers are designed to help you better understand some of the risks of investing in Strategic Value Fund.

1. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

               Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or

 14 Janus Adviser Series
               be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies, may have more limited trading markets than the markets for securities of larger or more established issuers or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW DOES NONDIVERSIFICATION AFFECT THE RISK PROFILE OF THE FUND?

               Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers than a "diversified" fund. This gives the Fund more flexibility to focus its investments in the most attractive companies identified by the portfolio manager. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund. This fluctuation, if significant, may affect the performance of the Fund.

3. WHAT ARE THE RISKS ASSOCIATED WITH VALUE INVESTING?

               If the portfolio manager's perception of a company's worth is not realized in the time frame he expects, the overall performance of the Fund may suffer. In general, the portfolio manager believes this risk is mitigated by investing in companies that are undervalued in the market in relation to earnings, dividends and/ or assets.

4. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign govern-

             Investment objective, principal investment strategies and risks  15 ments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

               - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

               - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

               - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

               - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

 16 Janus Adviser Series

               - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

5. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

               High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

               Please refer to the SAI for a description of bond rating categories.

6. HOW DOES THE FUND TRY TO REDUCE RISK?

               The Fund may use futures, options, swaps and other derivative instruments individually or in combination to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgment proves incorrect.

             Investment objective, principal investment strategies and risks  17

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

               Janus Capital Management LLC ("Janus Capital"), 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs of the Fund.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

               Retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries may receive fees for providing recordkeeping, subaccounting and other administrative services to their customers in connection with investment in the Fund.

MANAGEMENT EXPENSES

               The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund must pay. A new investment advisory agreement approved at a special meeting of the shareholders on January 31, 2002, that is the same in all material respects as the previous advisory agreement, became effective on April 3, 2002.

               The Fund incurs expenses not assumed by Janus Capital, including the administrative services fee (applicable only to Class I

 18 Janus Adviser Series

               Shares), distribution fee (12b-1 fee) for Class I Shares, distribution and shareholder servicing fee (12b-1 fee) for Class C Shares, transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. The Fund is subject to the following management fee schedule (expressed as an annual rate).

                                   Average Daily
                                    Net Assets         Annual Rate        Expense Limit
Fund                                  of Fund         Percentage (%)    Percentage (%)(1)
-----------------------------------------------------------------------------------------
  Strategic Value Fund            All Asset Levels         0.65               1.25
-----------------------------------------------------------------------------------------

(1) Janus Capital has agreed to limit the Fund's total operating expenses (excluding the distribution fee and administrative services fee applicable to Class I Shares, the distribution and shareholder servicing fee applicable to Class C Shares, brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least the next annual renewal of its advisory agreement.

               For the fiscal year ended July 31, 2002, the Fund paid Janus Capital a management fee (net of fee waivers) of 0.00% based on the Fund's average net assets. The Fund's fee waiver exceeded the management fee. Absent fee waivers, the management fee based on the Fund's net assets would have been 0.65%.

PORTFOLIO MANAGER

DAVID C. DECKER
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Adviser Strategic Value Fund, which he has managed since its inception. Mr. Decker is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1992 as a research analyst. He holds a Master of Business Administration degree in Finance from the Fuqua School of Business at Duke University and a Bachelor of Arts degree in Economics and Political Science from Tufts University.
                   Mr. Decker has earned the right to use the Chartered Financial Analyst designation.

                                                      Management of the Fund  19

OTHER INFORMATION
--------------------------------------------------------------------------------

               CLASSES OF SHARES

               The Fund currently offers two classes of shares, Class I Shares and Class C Shares. The Shares are available only in connection with investments through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Not all financial intermediaries offer both classes. IF YOUR FINANCIAL INTERMEDIARY OFFERS BOTH CLASS I SHARES AND CLASS C SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CLASS C SHARES HAVE HIGHER EXPENSES THAN CLASS I SHARES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. For more information about the difference between the two classes, please refer to "Choosing a Share Class" in the Shareholder's Guide of this Prospectus.

               ADMINISTRATIVE SERVICES FEE - CLASS I SHARES

               Janus Services LLC ("Janus Services"), the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class I Shares of the Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors in Class I Shares. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers who invest in Class I Shares.

               DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

               CLASS I SHARES
               Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act (the "Class I Plan"), Class I Shares of the Fund may pay Janus Distributors LLC ("Janus Distributors"), the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of Class I Shares of the Fund. Under the terms of the Class I Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, brokers, bank

 20 Janus Adviser Series
               trust departments, financial advisers and other financial intermediaries, as compensation for distribution services performed by such entities for investors in Class I Shares. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

               CLASS C SHARES
               Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act (the "Class C Plan"), Class C Shares may pay Janus Distributors, a fee at an annual rate of up to 1.00% of the average daily net assets of Class C Shares of the Fund. Up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder account services. All or a portion of such fees may be remitted to financial intermediaries who assist in the distribution of Class C Shares or who provide shareholder account services to existing Class C shareholders. Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Class C Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                           Other information  21

               DISTRIBUTION OF THE FUND

               The Fund is distributed by Janus Distributors, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 22 Janus Adviser Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

               To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments at least annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Distributions are made at the class level, so they may vary from class to class within the Fund.

               DISTRIBUTION SCHEDULE

               Dividends and capital gains are normally declared and distributed in December.

               HOW DISTRIBUTIONS AFFECT NAV

               Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Undistributed income and realized gains are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Strategic Value Fund declared a dividend in the amount of $0.25 per share. If Strategic Value Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a

                                                     Distributions and taxes  23
               dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

               For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS

               Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before

 24 Janus Adviser Series

               January 31st of each year. Your financial intermediary will provide this information to you. Account tax information will also be sent to the IRS.

               Income dividends or capital gains distributions made by the Fund purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

               TAXATION OF THE FUND

               Dividends, interest and some gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

               The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

                                                     Distributions and taxes  25

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

               INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE FUND DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH RETIREMENT PLANS, BROKERS, BANK TRUST DEPARTMENTS, FINANCIAL ADVISERS OR OTHER FINANCIAL INTERMEDIARIES. NOT ALL FINANCIAL INTERMEDIARIES OFFER BOTH CLASSES OF SHARES. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, REDEEM OR EXCHANGE SHARES.

PRICING OF FUND SHARES

               Investments in Class I Shares will be processed at the NAV next calculated after an order is received and accepted by the Fund or its agent. The price you pay for Class C Shares is the public offering price, which is the NAV next determined after the Fund or its agent receives and accepts your order plus an initial sales charge of 1.00% (1.01% of the amount invested). The initial sales charge may be waived under certain circumstances, as described in "Purchases - Sales Charge Waivers" below. Your financial intermediary may charge you a separate or additional fee for purchases of Shares.

               In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange any day that the NYSE is open. Securities of the Fund are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

               Because foreign securities markets may operate on days that are not business days in the United States, the value of the Fund's holdings may change on days when you will not be able to purchase or redeem the Fund's shares.

 26 Janus Adviser Series

CHOOSING A SHARE CLASS

               The Fund has two classes of shares, Class I Shares and Class C Shares. Each class represents an interest in the same portfolio of investments. When choosing a share class, you should consult your financial intermediary about which class is most suitable for you. In addition, you should consider the factors below:

                Class I Shares
                Initial sales charge             None
                Deferred sales charge (CDSC)     None
                Minimum initial investment       None
                Minimum aggregate account        $100,000(1)
                  balance

               (1) Per Fund per financial intermediary, unless waived.

                Class C Shares
                Initial sales charge             1.00%(1)
                Deferred sales charge (CDSC)     1.00% if redeemed within
                                                 18 months of purchase(1)
                Minimum initial investment       $2,500
                Minimum aggregate account        None
                  balance

               (1) May be waived under certain circumstances.

PURCHASES

               Purchases of Shares may be made only through institutional channels such as retirement plans and financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Only certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf.

               MINIMUM INVESTMENT REQUIREMENTS

               Financial intermediaries must maintain a $100,000 minimum aggregate account balance in Class I Shares of the Fund, except for defined contribution plans and broker wrap accounts. The minimum initial investment in Class C Shares of the Fund is $2,500.

                                                         Shareholder's guide  27

               CLASS C SHARES
               A 1.00% sales charge will apply to your purchase of Class C Shares of the Fund unless the Sales Charge Waiver described below applies. The Fund receives the entire net asset value of all its shares sold. Janus Distributors, the Fund's principal underwriter, retains the sales charge, which it then in turn re-allows to your financial intermediary. In addition, Janus Distributors may compensate your financial intermediary at the time of sale at an additional commission rate of 1.00% of the net asset value of the Class C Shares purchased. In total, at the time of purchase, your financial intermediary receives 2.00% of the net asset value of the Class C Shares purchased unless the financial intermediary has agreed to waive the 1.00% sales charge, in which case the financial intermediary will receive 1.00% of the net asset value of the Class C Shares purchased. Service providers to qualified plans will not receive either of these amounts if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C Shares.

               SALES CHARGE WAIVERS
               The 1.00% initial sales charge for purchases of Class C Shares will be waived on purchases of Class C Shares through financial intermediaries that have entered into an agreement with Janus Distributors that allows the waiver of the sales charge. In such cases, although the sales charge is waived, Janus Distributors will still compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the Class C Shares purchased (unless your financial intermediary is receiving 12b-1 fees prior to the 13th month after the initial investment of qualified plan assets in Class C Shares). You should determine if your financial intermediary has agreed to waive the 1.00% initial sales charge for Class C Shares before you purchase Class C Shares.

               The Fund is not intended for excessive trading or market timing. Excessive trading of Shares disrupts portfolio management and drive Fund expenses higher. The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any

 28 Janus Adviser Series
               reason. For example, purchase orders may be refused if the Fund would be unable to invest the money effectively in accordance with its investment policies or would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. The Fund may also suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Fund's policy on market timing, see "Excessive Trading" below.

               Although there is no present intention to do so, the Fund may discontinue sales of either class of Shares if management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund's Shares are discontinued, it is expected that existing plan participants and other shareholders invested in the Fund would be permitted to continue to authorize investments in the Fund and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

EXCHANGES

               Contact your financial intermediary or consult your plan documents to exchange into other Funds in Janus Adviser Series. Be sure to read the prospectus of the Fund you are exchanging into. An exchange is a taxable transaction (except for qualified plan accounts).

               - You may exchange Shares of the Fund only for Shares of the same class of another Fund in Janus Adviser Series offered through your financial intermediary or qualified plan.

               - You must meet the minimum investment amount for each Fund.

               - The exchange privilege is not intended as a vehicle for short-
                 term or excessive trading. The Fund does not permit frequent trading or market timing. Excessive exchanges of Shares disrupt portfolio management and drive Fund expenses higher. The Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

                                                         Shareholder's guide  29

               CLASS C SHARES

               WAIVER OF ADDITIONAL SALES CHARGES

               Class C Shares received through an exchange of Class C Shares of another Fund will not be subject to an initial sales charge or the contingent deferred sales charge ("CDSC") at the time of the exchange. The 1.00% CDSC applicable to redemptions within 18 months of purchase will continue to be measured on the Class C Shares received by exchange from the date of your original purchase. For more information about the CDSC, please see "Redemptions" below.

REDEMPTIONS

               Redemptions, like purchases, may be effected only through retirement plans and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details.

               Shares of the Fund may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Fund or its agent. Redemption proceeds, less the CDSC for Class C Shares if applicable, will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

               CLASS C SHARES
               The 1.00% CDSC will be deducted with respect to Class C Shares redeemed within 18 months of purchase, unless any of the following waivers apply. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class C Shares redeemed.

               CDSC WAIVERS
               The CDSC may be waived:

               - Upon the death or disability of the shareholder or plan
                 participant;

 30 Janus Adviser Series

               - For retirement plans held through a financial intermediary that has entered into an agreement with Janus Distributors to waive CDSCs for retirement plans;

               - Upon the redemption of Class C Shares acquired through
                 reinvestment of Fund dividends or distributions;

               - If the distribution represents the increase in NAV above the total amount of payments for Class C Shares during the past 18 months; or

               - If the Fund chooses to liquidate or involuntarily redeem shares in your account.

               To keep the CDSC as low as possible, we will sell amounts representing Class C Shares in the following order:

               - Amounts representing Class C Shares you purchased with
                 reinvested dividends and distributions.

               - Amounts representing Class C Shares that represent the increase in NAV above the total amount of payments for Class C Shares during the past 18 months.

               - Amounts representing the cost of Class C Shares held beyond 18 months.

               Since Class C Shares that fall into any of the categories listed above are not subject to the CDSC, selling them first helps you avoid, or at least minimize, the CDSC. Having sold the exempt shares first, if there are any remaining Class C Shares that are subject to the CDSC, we will apply the CDSC to amounts representing the cost of Class C Shares held for the longest period of time.

EXCESSIVE TRADING

               Frequent trading into and out of the Fund can disrupt portfolio investment strategies and increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs. The Fund is not intended for market timing or excessive trading. The Fund and its agent reserve the right to reject any

                                                         Shareholder's guide  31
               purchase request (including exchange purchases if permitted by your financial intermediary) by any investor or group of investors indefinitely if they believe that any combination of trading activity in the account(s) is attributable to market timing or is otherwise excessive or potentially disruptive to the Fund. The Fund may refuse purchase orders (including exchange purchases) for any reason without prior notice, particularly orders that the Fund believes are made on behalf of market timers.

               The trading history of accounts under common ownership or control may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions accepted by your financial intermediary in violation of our excessive trading policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by your intermediary.

SHAREHOLDER COMMUNICATIONS

               Shareholders will receive annual and semiannual reports including the financial statements of the Fund that they have authorized for investment. Each report from their financial intermediaries will show the investments owned by the Fund and the market values thereof, as well as other information about the Fund and its operations. The Trust's fiscal year ends July 31.

 32 Janus Adviser Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               The financial highlights table is intended to help you understand the Fund's financial performance through July 31 of each fiscal period shown. Items 1 through 8 reflect financial results for a single Fund share.

               The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Class I Shares of Janus Adviser Strategic Value Fund, which previously had no class designation, for the fiscal years ended July 31 shown below (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with Janus Adviser Series' financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

               No financial highlights are presented for Class C Shares because the class did not become available until September 30, 2002.

                                                        Financial highlights  33

STRATEGIC VALUE FUND - CLASS I
------------------------------------------------------------------------------------------
                                                                     Years ended July 31
                                                                      2002        2001(1)
  1.  NET ASSET VALUE, BEGINNING OF PERIOD                             $8.88        $10.00
      INCOME FROM INVESTMENT OPERATIONS:
  2.  Net investment income                                               --            --
  3.  Net gains (or losses) on securities (both realized and
      unrealized)                                                     (2.19)        (1.12)
  4.  Total from investment operations                                (2.19)        (1.12)
      LESS DISTRIBUTIONS:
  5.  Dividends (from net investment income)                              --            --
  6.  Distributions (from capital gains)                                  --            --
  7.  Total distributions                                                 --            --
  8.  NET ASSET VALUE, END OF PERIOD                                   $6.69         $8.88
  9.  Total return                                                  (24.66%)      (11.20%)
 10.  Net assets, end of period (in thousands)                        $4,084        $5,255
 11.  Average net assets for the period (in thousands)                $5,048        $5,072
 12.  Ratio of gross expenses to average net assets(2)                 1.76%(3)      1.75%(3)
 13.  Ratio of net expenses to average net assets(4)                   1.75%         1.75%
 14.  Ratio of net investment income to average net assets           (0.65%)       (0.50%)
 15.  Portfolio turnover ratio                                           79%           88%
------------------------------------------------------------------------------------------

(1) August 1, 2000 (inception) to July 31, 2001.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The ratio was 2.44% in the fiscal year ended July 31, 2002, and 3.67% in the fiscal year ended July 31, 2001 before waiver of certain fees and expense offsets incurred by Strategic Value Fund.
(4) The expense ratio reflects expenses after any expense offset arrangements.

 34 Janus Adviser Series

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

               This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks

                                                Glossary of investment terms  35

               (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               EQUITY SECURITIES include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties,

 36 Janus Adviser Series
               rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

               STANDBY COMMITMENTS are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

               STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

               STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

               TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and

                                                Glossary of investment terms  37
               receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

               ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in

 38 Janus Adviser Series
               response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

                                                Glossary of investment terms  39

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies. The Fund may purchase or write such options individually or in combination.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

               REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

 40 Janus Adviser Series

               SHORT SALES in which the Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Fund borrows and does not own. The Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For "naked" short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

                                                Glossary of investment terms  41

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                   You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report (as they become available), free of charge, by contacting your plan sponsor, broker or financial institution. In the Fund's Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Fund.

                   The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                      [JANUS LOGO]

                                   www.janus.com

                                   100 Fillmore Street
                                   Denver, CO 80206-4928
                                   1-800-525-0020

                    Investment Company Act File No. 811-9885

                                         September 30, 2002

                              JANUS ADVISER SERIES
                        JANUS ADVISER INTERNATIONAL FUND
                                 CLASS I SHARES
                                 CLASS C SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[JANUS LOGO]

                         Janus Adviser International Fund currently offers two classes of shares, Class I Shares and Class C Shares (together, the "Shares"). The initial class of shares, Class I Shares, formerly had no class designation. Class I Shares and Class C Shares are available in connection with investments through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Certain financial intermediaries may offer only one class of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Janus Adviser International Fund..............    2
                   Fees and expenses.............................    6

                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                STRATEGIES AND RISKS
                   Janus Adviser International Fund..............    9
                   General portfolio policies....................   10
                   Risks.........................................   13

                MANAGEMENT OF THE FUND
                   Investment adviser............................   17
                   Management expenses...........................   17
                   Portfolio Managers............................   18

                OTHER INFORMATION................................   20

                DISTRIBUTIONS AND TAXES
                   Distributions.................................   23
                   Taxes.........................................   24

                SHAREHOLDER'S GUIDE
                   Pricing of fund shares........................   26
                   Choosing a share class........................   27
                   Purchases.....................................   27
                   Exchanges.....................................   29
                   Redemptions...................................   30
                   Excessive trading.............................   31
                   Shareholder communications....................   32

                FINANCIAL HIGHLIGHTS.............................   33

                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities....................   35
                   Futures, options and other derivatives........   39
                   Other investments, strategies and/or
                   techniques....................................   40

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS ADVISER INTERNATIONAL FUND

               Janus Adviser International Fund ("International Fund" or the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF INTERNATIONAL FUND?

--------------------------------------------------------------------------------
               INTERNATIONAL FUND seeks long-term growth of capital.

               The Fund's Trustees may change this objective or the Fund's principal investment policies without a shareholder vote. The Fund will notify you at least 60 days before making any material changes to its objective or principal investment policies. If there is a material change to the Fund's objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF INTERNATIONAL FUND?

               The portfolio managers apply a "bottom up" approach in choosing investments. In other words, the Fund's portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio managers are unable to find investments with earnings growth potential, a significant portion of the Fund's assets may be in cash or similar investments.

               Within the parameters of its specific investment policies discussed below, the Fund may invest without limit in foreign equity and debt securities.

               Within the parameters of its specific investment policies discussed below, the Fund will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

               International Fund invests, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five

 2 Janus Adviser Series
               different countries, excluding the United States. Although the Fund intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries or even a single country.

               For purposes of the Fund's 80% policy, net assets will take into account borrowings for investment purposes.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN INTERNATIONAL FUND?

               The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

               The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease, which means if you sell your shares in the Fund you may get back less money.

               The Fund may have significant exposure to foreign markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. Class I Shares of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series (the "Predecessor Fund") into the Janus Adviser Series Fund. The returns for the reorganized Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. (The perform-

                                                          Risk/return summary  3
               ance of the Retirement Shares prior to May 1, 1997 reflects the performance of a different class of Janus Aspen Series, restated to reflect the fees and expenses of the Retirement Shares on May 1, 1997, ignoring any fee and expense limitations.) The Fund's Class C Shares commenced operations on September 30, 2002. The performance shown below for Class C Shares reflects the historical performance of Class I Shares prior to September 30, 2002, restated based on Class C Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

               INTERNATIONAL FUND - CLASS I(1)

                 Annual returns for periods ended 12/31
                                       22.92%  32.76%  16.15%  16.86%  81.32%  (13.04%)   (22.78%)
                                        1995    1996    1997    1998    1999    2000       2001

                 Best Quarter:  4th-1999 58.25%    Worst Quarter:  3rd-2001 (19.13%)

               The Fund's Class I Shares' year-to-date return as of the calendar quarter ended June 30, 2002, was (11.98%).

 4 Janus Adviser Series

                                     Average annual total return for periods ended 12/31/01
                                     ------------------------------------------------------
                                                                          Since Inception
                                                                        of Predecessor Fund
                                                   1 year     5 years        (5/2/94)
                International Fund - Class I
                  Return Before Taxes               (22.78%)  10.32%          13.36%
                  Return After Taxes on
                    Distributions                   (22.90%)  10.10%          12.93%
                  Return After Taxes on
                    Distributions and Sale of
                    Fund Shares(2)                  (13.88%)   8.68%          11.29%
                International Fund - Class C(3)     (23.91%)  10.06%          13.43%
                Morgan Stanley Capital
                  International EAFE(R) Index(4)    (21.44%)   0.89%           2.76%
                  (reflects no deduction for
                    expenses or taxes)
                                                  --------------------------------------

               (1) Class C Shares would generally have lower performance because of their higher expenses.
               (2) When the return after taxes on distributions and sale of
                   Class I Shares is higher than the returns before sale of Class I Shares, it is because of realized losses. If realized losses occur upon the sale of Class I Shares, the capital loss is recorded as a tax benefit, which increases the return.
               (3) Calculated assuming sales loads (including contingent
                   deferred sales charge). Return is before taxes.
               (4) The Morgan Stanley Capital International EAFE(R) Index is a
                   market capitalization weighted index composed of companies representative of the market structure of 21 Developed Market countries in Europe, Australasia and the Far East.

               After-tax returns are calculated using distributions for the Fund's Class I Shares for the period August 1, 2000 to December 31, 2001; actual distributions for the Predecessor Fund for the period May 1, 1997 to July 31, 2000; and actual distributions for Institutional Shares of Janus Aspen International Growth Portfolio for periods prior to May 1, 1997. If Class I Shares of the Fund had been available during those earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.

               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.
                                                          Risk/return summary  5

               After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for Class C Shares will vary from those shown for Class I Shares due to Class C Shares' sales charges and different expenses. If Class C Shares of the Fund had been available prior to September 30, 2002, distributions may have been different and thus, after-tax returns may have been different from those shown for Class I Shares.

               International Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund's Class I Shares are a no-load investment, so you will generally not pay any shareholder fees when you buy or sell the Fund's Class I Shares.

               This table describes the shareholder fees that you may pay if you buy and hold Shares of the Fund.

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                              Class I   Class C
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price).............................  None      1.00%(2)
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or redemption
  proceeds).................................................  None      1.00%(3)
Maximum sales charge (load) imposed on reinvested dividends
  and other distributions...................................  None      None
Redemption fees.............................................  None      None
Exchange fees...............................................  None      None

--------------------------------------------------------------------------------

 (1) Your financial intermediary may charge you a separate or additional fee for purchases and sales of shares.
 (2) Sales charges are waived for certain investors.
 (3) A contingent deferred sales charge of 1% applies on Class C Shares redeemed within 18 months of purchase.
--------------------------------------------------------------------------------

 6 Janus Adviser Series

               ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

CLASS I SHARES

               This table describes the annual fund operating expenses that you may pay if you buy and hold Class I Shares of the Fund. It is based on gross expenses (without the effect of expense offset arrangements). All of the fees and expenses shown were determined based on net assets as of the fiscal year ended July 31, 2002.

                                               Distribution              Total Annual Fund              Total Annual Fund
                                  Management     (12b-1)       Other     Operating Expenses    Total    Operating Expenses
                                     Fee         Fees(1)      Expenses   Without Waivers(2)   Waivers    With Waivers(2)
  International Fund - Class I      0.65%         0.25%        0.36%            1.26%          0.02%          1.24%

 (1) Because the 12b-1 fee is charged as an annual, ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
 (2) All expenses are stated both with and without contractual waivers by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) to the level indicated until at least July 31, 2003 (which is based on the expense ratio of the Predecessor Fund). The waiver is first applied against the Management Fee and then against Other Expenses.
 EXAMPLE:
 THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                             1 Year    3 Years   5 Years    10 Years
                                                             ----------------------------------------
  International Fund - Class I                                $128      $400       $692      $1,523

                                                          Risk/return summary  7

CLASS C SHARES

               This table describes the annual fund operating expenses you may pay if you buy and hold Class C Shares of the Fund. The information shown is based upon the estimated annualized gross expenses Class C Shares expect to incur in their initial fiscal year. All expenses are shown without the effect of expense offset arrangements.

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                            Total Annual
                                                                                Fund                      Total Annual
                                                                              Operating                       Fund
                                                                              Expenses                      Operating
                                   Management      12b-1        Other          Without         Total        Expenses
                                      Fee         Fees(1)      Expenses      Waivers(2)       Waivers    With Waivers(2)
  International Fund - Class C       0.65%         1.00%        0.11%           1.76%          0.02%          1.74%

 (1) Because the 12b-1 fee is charged as an annual, ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
 (2) All expenses are stated both with and without contractual waivers by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) to the level indicated until at least July 31, 2003 (which is based on the expense ratio of the Predecessor Fund). The waiver is first applied against the Management Fee and then against Other Expenses.
 EXAMPLE:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class C Shares of the Fund for the time periods indicated and reinvest all dividends and distributions without a sales charge.

 The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

                                                   1 Year(1)   3 Years(2)   5 Years(2)   10 Years(2)
  IF CLASS C SHARES ARE REDEEMED:                  -------------------------------------------------
  International Fund - Class C                       $379         $554         $954        $2,073

                                                   1 Year(2)   3 Years(2)   5 Years(2)   10 Years(2)
  IF CLASS C SHARES ARE NOT REDEEMED:              -------------------------------------------------
  International Fund - Class C                       $279         $554         $954        $2,073

 (1) Includes the initial sales charge and contingent deferred sales charge.
 (2) Includes the initial sales charge. Contingent deferred sales charge not applicable.

 8 Janus Adviser Series

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

               This section takes a closer look at the investment objective of International Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               International Fund seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Fund intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries or even a single country.

The following questions and answers are designed to help you better understand International Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

               Consistent with its investment objective and policies, the Fund may invest substantially all of its assets in common stocks if the portfolio managers believe that common stocks will appreciate in value. The portfolio managers generally take a "bottom up" approach to selecting companies. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

               Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments will be incidental to its objective.

              Investment objective, principal investment strategies and risks  9

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

               Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

               Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. The Fund does not emphasize companies of any particular size.

GENERAL PORTFOLIO POLICIES

               The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

               CASH POSITION
               When the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio managers have committed available assets to desirable investment opportunities.

 10 Janus Adviser Series

               However, the portfolio managers may also temporarily increase the Fund's cash position to protect, for example, its assets, maintain liquidity, or meet unusually large redemptions. The Fund's cash position may also increase temporarily due to unusually large cash inflows.

               When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.

               OTHER TYPES OF INVESTMENTS
               The Fund invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks and securities convertible into common or preferred stocks. To a lesser degree, the Fund may also invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These securities (which are described in the Glossary) may include:

               - debt securities

               - indexed/structured securities

               - high-yield/high-risk bonds (less than 35% of the Fund's assets)

               - options, futures, forwards, swaps and other types of
                 derivatives individually or in combination for hedging purposes or for non-hedging purposes such as seeking to enhance return

               - short sales (no more than 8% of the Fund's assets may be invested in "naked" short sales)

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

               ILLIQUID INVESTMENTS
               The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under

             Investment objective, principal investment strategies and risks  11

               U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES
               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

               SPECIAL SITUATIONS
               The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio managers, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Fund generally intends to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other

 12 Janus Adviser Series
               developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund's investments and the investment style of the portfolio manager. Changes are made in the Fund's portfolio whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance. The Financial Highlights section for this Prospectus shows the Fund's historical turnover rates.

RISKS

               Because International Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

             Investment objective, principal investment strategies and risks  13

The following questions and answers are designed to help you better understand some of the risks of investing in International Fund.

1. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

               Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies, may have more limited trading markets than the markets for securities of larger or more established issuers or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

               - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar

 14 Janus Adviser Series
                 denominated securities of foreign issuers may also be affected by currency risk.

               - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

               - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

               - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

               - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

               High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be

             Investment objective, principal investment strategies and risks  15 as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

               Please refer to the SAI for a description of bond rating categories.

4. HOW DOES THE FUND TRY TO REDUCE RISK?

               The Fund may use futures, options, swaps and other derivative instruments individually or in combination to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio managers believe the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio managers' judgment proves incorrect.

 16 Janus Adviser Series

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

               Janus Capital Management LLC ("Janus Capital"), 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs of the Fund.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

               Retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries may receive fees for providing recordkeeping, subaccounting and other administrative services to their customers in connection with investment in the Fund.

MANAGEMENT EXPENSES

               The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund must pay. A new investment advisory agreement approved at a special meeting of the shareholders on January 31, 2002, that is the same in all material respects as the previous advisory agreement, became effective on April 3, 2002.

               The Fund incurs expenses not assumed by Janus Capital, including the administrative services fee (applicable only to Class I

                                                      Management of the Fund  17

               Shares), distribution fee (12b-1 fee) for Class I Shares, distribution and shareholder servicing fee (12b-1 fee) for Class C Shares, transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. The Fund is subject to the following management fee schedule (expressed as an annual rate).

                               Average Daily
                                Net Assets        Annual Rate       Expense Limit
Fund                              of Fund        Percentage (%)   Percentage (%)(1)
-----------------------------------------------------------------------------------
  International Fund         All Asset Levels         0.65              0.74
-----------------------------------------------------------------------------------

(1) Janus Capital has agreed to limit the Fund's total operating expenses (excluding the distribution fee and administrative services fee applicable to Class I Shares, the distribution and shareholder servicing fee applicable to Class C Shares, brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least July 31, 2003.

               For the fiscal year ended July 31, 2002, the Fund paid Janus Capital a management fee (net of fee waivers) of 0.63% based on the Fund's average net assets. Absent fee waivers, the management fee based on the Fund's net assets would have been 0.65%.

PORTFOLIO MANAGERS

HELEN YOUNG HAYES
--------------------------------------------------------------------------------
                   is Executive Vice President and Co-Manager of Janus
                   Adviser Worldwide Fund and Janus Adviser International
                   Fund, each of which she has co-managed since their inception. Ms. Hayes is also Portfolio Manager of other
                   Janus accounts. Ms. Hayes is the Managing Director of Investments and a Director of Janus Capital. She joined
                   Janus Capital in 1987. She holds a Bachelor of Arts degree in Economics from Yale University. Ms. Hayes has earned the right to use the Chartered Financial Analyst designation.

 18 Janus Adviser Series

BRENT A. LYNN
--------------------------------------------------------------------------------
                   is Executive Vice President and Co-Manager of Janus
                   Adviser International Fund, which he has co-managed since January 2001. Mr. Lynn is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1991 as a research analyst. Mr. Lynn holds a Bachelor of Arts degree in Economics and a Master's Degree in Economics and Industrial Engineering from Stanford University. Mr. Lynn has earned the right to use the Chartered Financial
                   Analyst designation.

                                                      Management of the Fund  19

OTHER INFORMATION
--------------------------------------------------------------------------------

               CLASSES OF SHARES

               The Fund currently offers two classes of shares, Class I Shares and Class C Shares. The Shares are available only in connection with investments through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Not all financial intermediaries offer both classes. IF YOUR FINANCIAL INTERMEDIARY OFFERS BOTH CLASS I SHARES AND CLASS C SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CLASS C SHARES HAVE HIGHER EXPENSES THAN CLASS I SHARES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. For more information about the difference between the two classes, please refer to "Choosing a Share Class" in the Shareholder's Guide of this Prospectus.

               ADMINISTRATIVE SERVICES FEE - CLASS I SHARES

               Janus Services LLC ("Janus Services"), the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class I Shares of the Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors in Class I Shares. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers who invest in Class I Shares.

               DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

               CLASS I SHARES
               Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act (the "Class I Plan"), Class I Shares of the Fund may pay Janus Distributors LLC ("Janus Distributors"), the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of Class I Shares of the Fund. Under the terms of the Class I Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, brokers, bank

 20 Janus Adviser Series
               trust departments, financial advisers and other financial intermediaries, as compensation for distribution services performed by such entities for investors in Class I Shares. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

               CLASS C SHARES
               Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act (the "Class C Plan"), Class C Shares may pay Janus Distributors, a fee at an annual rate of up to 1.00% of the average daily net assets of Class C Shares of the Fund. Up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder account services. All or a portion of such fees may be remitted to financial intermediaries who assist in the distribution of Class C Shares or who provide shareholder account services to existing Class C shareholders. Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Class C Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                           Other information  21

               DISTRIBUTION OF THE FUND

               The Fund is distributed by Janus Distributors, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 22 Janus Adviser Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

               To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments at least annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Distributions are made at the class level, so they may vary from class to class within the Fund.

               DISTRIBUTION SCHEDULE

               Dividends and capital gains are normally declared and distributed in December.

               HOW DISTRIBUTIONS AFFECT NAV

               Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Undistributed income and realized gains are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, International Fund declared a dividend in the amount of $0.25 per share. If International Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a

                                                     Distributions and taxes  23
               dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

               For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS

               Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before

 24 Janus Adviser Series

               January 31st of each year. Your financial intermediary will provide this information to you. Account tax information will also be sent to the IRS.

               Income dividends or capital gains distributions made by the Fund purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

               TAXATION OF THE FUND

               Dividends, interest and some gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

               The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

                                                     Distributions and taxes  25

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

               INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE FUND DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH RETIREMENT PLANS, BROKERS, BANK TRUST DEPARTMENTS, FINANCIAL ADVISERS OR OTHER FINANCIAL INTERMEDIARIES. NOT ALL FINANCIAL INTERMEDIARIES OFFER BOTH CLASSES OF SHARES. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, REDEEM OR EXCHANGE SHARES.

PRICING OF FUND SHARES

               Investments in Class I Shares will be processed at the NAV next calculated after an order is received and accepted by the Fund or its agent. The price you pay for Class C Shares is the public offering price, which is the NAV next determined after the Fund or its agent receives and accepts your order plus an initial sales charge of 1.00% (1.01% of the amount invested). The initial sales charge may be waived under certain circumstances, as described in "Purchases - Sales Charge Waivers" below. Your financial intermediary may charge you a separate or additional fee for purchases of Shares.

               In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange any day that the NYSE is open. Securities of the Fund are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

               Because foreign securities markets may operate on days that are not business days in the United States, the value of the Fund's holdings may change on days when you will not be able to purchase or redeem the Fund's shares.

 26 Janus Adviser Series

CHOOSING A SHARE CLASS

               The Fund has two classes of shares, Class I Shares and Class C Shares. Each class represents an interest in the same portfolio of investments. When choosing a share class, you should consult your financial intermediary about which class is most suitable for you. In addition, you should consider the factors below:

                Class I Shares
                Initial sales charge             None
                Deferred sales charge (CDSC)     None
                Minimum initial investment       None
                Minimum aggregate account        $100,000(1)
                  balance

               (1) Per Fund per financial intermediary, unless waived.

                Class C Shares
                Initial sales charge             1.00%(1)
                Deferred sales charge (CDSC)     1.00% if redeemed within
                                                 18 months of purchase(1)
                Minimum initial investment       $2,500
                Minimum aggregate account        None
                  balance

               (1) May be waived under certain circumstances.

PURCHASES

               Purchases of Shares may be made only through institutional channels such as retirement plans and financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Only certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf.

               MINIMUM INVESTMENT REQUIREMENTS

               Financial intermediaries must maintain a $100,000 minimum aggregate account balance in Class I Shares of the Fund, except for defined contribution plans and broker wrap accounts. The minimum initial investment in Class C Shares of the Fund is $2,500.

                                                         Shareholder's guide  27

               CLASS C SHARES
               A 1.00% sales charge will apply to your purchase of Class C Shares of the Fund unless the Sales Charge Waiver described below applies. The Fund receives the entire net asset value of all its shares sold. Janus Distributors, the Fund's principal underwriter, retains the sales charge, which it then in turn re-allows to your financial intermediary. In addition, Janus Distributors may compensate your financial intermediary at the time of sale at an additional commission rate of 1.00% of the net asset value of the Class C Shares purchased. In total, at the time of purchase, your financial intermediary receives 2.00% of the net asset value of the Class C Shares purchased unless the financial intermediary has agreed to waive the 1.00% sales charge, in which case the financial intermediary will receive 1.00% of the net asset value of the Class C Shares purchased. Service providers to qualified plans will not receive either of these amounts if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C Shares.

               SALES CHARGE WAIVERS
               The 1.00% initial sales charge for purchases of Class C Shares will be waived on purchases of Class C Shares through financial intermediaries that have entered into an agreement with Janus Distributors that allows the waiver of the sales charge. In such cases, although the sales charge is waived, Janus Distributors will still compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the Class C Shares purchased (unless your financial intermediary is receiving 12b-1 fees prior to the 13th month after the initial investment of qualified plan assets in Class C Shares). You should determine if your financial intermediary has agreed to waive the 1.00% initial sales charge for Class C Shares before you purchase Class C Shares.

               The Fund is not intended for excessive trading or market timing. Excessive trading of Shares disrupts portfolio management and drive Fund expenses higher. The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any

 28 Janus Adviser Series
               reason. For example, purchase orders may be refused if the Fund would be unable to invest the money effectively in accordance with its investment policies or would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. The Fund may also suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Fund's policy on market timing, see "Excessive Trading" below.

               Although there is no present intention to do so, the Fund may discontinue sales of either class of Shares if management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund's Shares are discontinued, it is expected that existing plan participants and other shareholders invested in the Fund would be permitted to continue to authorize investments in the Fund and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

EXCHANGES

               Contact your financial intermediary or consult your plan documents to exchange into other Funds in Janus Adviser Series. Be sure to read the prospectus of the Fund you are exchanging into. An exchange is a taxable transaction (except for qualified plan accounts).

               - You may exchange Shares of the Fund only for Shares of the same class of another Fund in Janus Adviser Series offered through your financial intermediary or qualified plan.

               - You must meet the minimum investment amount for each Fund.

               - The exchange privilege is not intended as a vehicle for short-
                 term or excessive trading. The Fund does not permit frequent trading or market timing. Excessive exchanges of Shares disrupt portfolio management and drive Fund expenses higher. The Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

                                                         Shareholder's guide  29

               CLASS C SHARES

               WAIVER OF ADDITIONAL SALES CHARGES

               Class C Shares received through an exchange of Class C Shares of another Fund will not be subject to an initial sales charge or the contingent deferred sales charge ("CDSC") at the time of the exchange. The 1.00% CDSC applicable to redemptions within 18 months of purchase will continue to be measured on the Class C Shares received by exchange from the date of your original purchase. For more information about the CDSC, please see "Redemptions" below.

REDEMPTIONS

               Redemptions, like purchases, may be effected only through retirement plans and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details.

               Shares of the Fund may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Fund or its agent. Redemption proceeds, less the CDSC for Class C Shares if applicable, will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

               CLASS C SHARES
               The 1.00% CDSC will be deducted with respect to Class C Shares redeemed within 18 months of purchase, unless any of the following waivers apply. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class C Shares redeemed.

               CDSC WAIVERS
               The CDSC may be waived:

               - Upon the death or disability of the shareholder or plan
                 participant;

 30 Janus Adviser Series

               - For retirement plans held through a financial intermediary that has entered into an agreement with Janus Distributors to waive CDSCs for retirement plans;

               - Upon the redemption of Class C Shares acquired through
                 reinvestment of Fund dividends or distributions;

               - If the distribution represents the increase in NAV above the total amount of payments for Class C Shares during the past 18 months; or

               - If the Fund chooses to liquidate or involuntarily redeem shares in your account.

               To keep the CDSC as low as possible, we will sell amounts representing Class C Shares in the following order:

               - Amounts representing Class C Shares you purchased with
                 reinvested dividends and distributions.

               - Amounts representing Class C Shares that represent the increase in NAV above the total amount of payments for Class C Shares during the past 18 months.

               - Amounts representing the cost of Class C Shares held beyond 18 months.

               Since Class C Shares that fall into any of the categories listed above are not subject to the CDSC, selling them first helps you avoid, or at least minimize, the CDSC. Having sold the exempt shares first, if there are any remaining Class C Shares that are subject to the CDSC, we will apply the CDSC to amounts representing the cost of Class C Shares held for the longest period of time.

EXCESSIVE TRADING

               Frequent trading into and out of the Fund can disrupt portfolio investment strategies and increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs. The Fund is not intended for market timing or excessive trading. The Fund and its agent reserve the right to reject any

                                                         Shareholder's guide  31
               purchase request (including exchange purchases if permitted by your financial intermediary) by any investor or group of investors indefinitely if they believe that any combination of trading activity in the account(s) is attributable to market timing or is otherwise excessive or potentially disruptive to the Fund. The Fund may refuse purchase orders (including exchange purchases) for any reason without prior notice, particularly orders that the Fund believes are made on behalf of market timers.

               The trading history of accounts under common ownership or control may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions accepted by your financial intermediary in violation of our excessive trading policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by your intermediary.

SHAREHOLDER COMMUNICATIONS

               Shareholders will receive annual and semiannual reports including the financial statements of the Fund that they have authorized for investment. Each report from their financial intermediaries will show the investments owned by the Fund and the market values thereof, as well as other information about the Fund and its operations. The Trust's fiscal year ends July 31.

 32 Janus Adviser Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               Class I Shares of Janus Adviser International Fund, which formerly had no class designation, commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen International Growth Portfolio into the Fund. Financial highlights are presented below for periods ending prior to August 1, 2000 for the Retirement Shares of the Predecessor Fund of Janus Aspen Series (from inception of the Retirement Shares for each period shown). Items 1 through 8 reflect financial results for a single Fund share.

               The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Retirement Shares of the Predecessor Fund prior to August 1, 2000, and the rate the investor would have earned (or lost) on an investment in Class I Shares of Janus Adviser International Fund for the fiscal years ended July 31 shown below (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with Janus Adviser Series' financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

               No financial highlights are presented for Class C Shares because the class did not become available until September 30, 2002.

                                                        Financial highlights  33

INTERNATIONAL FUND - CLASS I
                                                                                           Janus Aspen
                                              Janus Adviser                      International Growth Portfolio -
                                            International Fund                          Retirement Shares
----------------------------------------------------------------------------------------------------------------------------
                                           Years ended July 31          Period ended           Periods ended December 31
                                            2002          2001        July 31, 2000(1)       1999         1998       1997(2)
  1.  NET ASSET VALUE, BEGINNING OF
      PERIOD                                $25.79        $36.85           $38.56            $21.27      $18.44      $16.80
      INCOME FROM INVESTMENT OPERATIONS:
  2.  Net investment income                   0.04          0.21             0.42                --        0.05        0.04
  3.  Net gains or losses on securities
      (both realized and unrealized)        (6.24)       (11.09)           (0.49)             17.30        3.07        1.73
  4.  Total from investment operations      (6.20)       (10.88)           (0.07)             17.30        3.12        1.77
      LESS DISTRIBUTIONS:
  5.  Dividends (from net investment
      income)                               (0.09)        (0.09)           (0.39)            (0.01)      (0.01)      (0.09)
  6.  Distributions (from capital gains)        --        (0.09)           (1.25)                --      (0.28)      (0.04)
  7.  Total distributions                   (0.09)        (0.18)           (1.64)            (0.01)      (0.29)      (0.13)
  8.  NET ASSET VALUE, END OF PERIOD        $19.50        $25.79           $36.85            $38.56      $21.27      $18.44
  9.  Total return*                       (24.10%)      (29.62%)          (0.10%)            81.32%      16.86%      10.53%
 10.  Net assets, end of period (in
      thousands)                          $531,121      $430,299          $48,003           $16,986         $17         $11
 11.  Average net assets for the period
      (in thousands)                      $531,737      $284,760          $33,338            $3,738         $13         $11
 12.  Ratio of gross expenses to average
      net assets**(3)                        1.25%(4)      1.24%(4)         1.22%(5)          1.25%(5)    1.35%(5)    1.45%(5)
 13.  Ratio of net expenses to average
      net assets**(6)                        1.24%         1.24%            1.22%             1.24%       1.35%       1.45%
 14.  Ratio of net investment income to
      average net assets**                   0.37%         0.95%            2.58%           (0.29%)       0.26%       0.26%
 15.  Portfolio turnover ratio**               72%           66%              52%               80%         93%         86%
----------------------------------------------------------------------------------------------------------------------------

 *  Total return not annualized for periods of less than one year.
**  Annualized for periods of less than one full year.
(1) January 1, 2000 to July 31, 2000.
(2) May 1, 1997 (inception) to December 31, 1997.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The ratio was 1.26% in the fiscal year ended July 31, 2002, and 1.31% in the fiscal year ended July 31, 2001 before waiver of certain fees and expenses offsets incurred by International Fund.
(5) The ratio was 1.22% in the fiscal period ended July 31, 2000; 1.32% in the fiscal year ended December 31, 1999; 1.44% in the fiscal year ended December 31, 1998; and 1.57% in the fiscal period ended December 31, 1997 before reduction of the management fees to the effective rate of Janus Overseas Fund.
(6) The expense ratio reflects expenses after any expense offset arrangements.

 34 Janus Adviser Series

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

               This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks

                                                Glossary of investment terms  35

               (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               EQUITY SECURITIES include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties,

 36 Janus Adviser Series
               rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

               STANDBY COMMITMENTS are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

               STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

               STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

               TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and

                                                Glossary of investment terms  37
               receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

               ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in

 38 Janus Adviser Series
               response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

                                                Glossary of investment terms  39

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies. The Fund may purchase or write such options individually or in combination.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

               REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

 40 Janus Adviser Series

               SHORT SALES in which the Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Fund borrows and does not own. The Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For "naked" short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

                                                Glossary of investment terms  41

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                   You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report (as they become available), free of charge, by contacting your plan sponsor, broker or financial institution. In the Fund's Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Fund.

                   The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                      [JANUS LOGO]

                                   www.janus.com

                                   100 Fillmore Street
                                   Denver, CO 80206-4928
                                   1-800-525-0020

                    Investment Company Act File No. 811-9885

                                         September 30, 2002

                              JANUS ADVISER SERIES
                          JANUS ADVISER WORLDWIDE FUND
                                 CLASS I SHARES
                                 CLASS C SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[JANUS LOGO]

                         Janus Adviser Worldwide Fund currently offers two classes of shares, Class I Shares and Class C Shares (together, the "Shares"). The initial class of shares, Class I Shares, formerly had no class designation. Class I Shares and Class C Shares are available in connection with investments through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Certain financial intermediaries may offer only one class of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Janus Adviser Worldwide Fund..................    2
                   Fees and expenses.............................    6
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                STRATEGIES AND RISKS
                   Janus Adviser Worldwide Fund..................    9
                   General portfolio policies....................   10
                   Risks.........................................   13
                MANAGEMENT OF THE FUND
                   Investment adviser............................   17
                   Management expenses...........................   17
                   Portfolio managers............................   19
                OTHER INFORMATION................................   20
                DISTRIBUTIONS AND TAXES
                   Distributions.................................   23
                   Taxes.........................................   24
                SHAREHOLDER'S GUIDE
                   Pricing of fund shares........................   26
                   Choosing a share class........................   27
                   Purchases.....................................   27
                   Exchanges.....................................   29
                   Redemptions...................................   30
                   Excessive trading.............................   31
                   Shareholder communications....................   32
                FINANCIAL HIGHLIGHTS.............................   33
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities....................   35
                   Futures, options and other derivatives........   39
                   Other investments, strategies and/or
                   techniques....................................   40

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS ADVISER WORLDWIDE FUND

               Janus Adviser Worldwide Fund ("Worldwide Fund" or the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF WORLDWIDE FUND?

--------------------------------------------------------------------------------
               WORLDWIDE FUND seeks long-term growth of capital in a manner consistent with the preservation of capital.

               The Fund's Trustees may change this objective or the Fund's principal investment policies without a shareholder vote. The Fund will notify you at least 60 days before making any material changes to its objective or principal investment policies. If there is a material change to the Fund's objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF WORLDWIDE FUND?

               The portfolio managers apply a "bottom up" approach in choosing investments. In other words, the Fund's portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio managers are unable to find investments with earnings growth potential, a significant portion of the Fund's assets may be in cash or similar investments.

               Within the parameters of its specific investment policies discussed below, the Fund may invest without limit in foreign equity and debt securities.

               Within the parameters of its specific investment policies discussed below, the Fund will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

 2 Janus Adviser Series

               Worldwide Fund invests primarily in common stocks of companies of any size located throughout the world. The Fund normally invests in issuers from at least five different countries, including the United States. The Fund may at times invest in fewer than five countries or even a single country.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN WORLDWIDE FUND?

               The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

               The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease, which means if you sell your shares in the Fund you may get back less money.

               The Fund may have significant exposure to foreign markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. Class I Shares of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series (the "Predecessor Fund") into the Janus Adviser Series Fund. The returns for the reorganized Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. (The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of a different class of Janus Aspen Series, restated to

                                                          Risk/return summary  3
               reflect the fees and expenses of the Retirement Shares on May 1, 1997, ignoring any fee and expense limitations.) The Fund's Class C Shares commenced operations on September 30, 2002. The performance shown below for Class C Shares reflects the historical performance of Class I Shares prior to September 30, 2002, restated based on Class C Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

               WORLDWIDE FUND - CLASS I(1)

                 Annual returns for periods ended 12/31
                                        1.20%   26.82%  28.15%  20.96%  28.25%  63.66%  (14.65%)   (21.07%)
                                         1994    1995    1996    1997    1998    1999    2000       2001

                 Best Quarter:  4th-1999 42.05%    Worst Quarter:  3rd-2001 (19.50%)

               The Fund's Class I Shares' year-to-date return as of the calendar quarter ended June 30, 2002, was (13.10%).

 4 Janus Adviser Series

                                     Average annual total return for periods ended 12/31/01
                                     ------------------------------------------------------
                                                                          Since Inception
                                                                        of Predecessor Fund
                                                   1 year     5 years        (9/13/93)
                Worldwide Fund - Class I
                  Return Before Taxes               (21.07%)  11.12%          15.54%
                  Return After Taxes on
                    Distributions                   (21.12%)  10.53%          14.92%
                  Return After Taxes on
                    Distributions and Sale of
                    Fund Shares(2)                  (12.83%)   9.29%          13.30%
                Worldwide Fund - Class C(3)         (22.21%)  10.51%          14.85%
                Morgan Stanley Capital
                  International World Index(4)      (16.82%)   5.37%           7.91%
                  (reflects no deduction for
                    expenses or taxes)
                                                  --------------------------------------

               (1) Class C Shares would generally have lower performance because of their higher expenses.
               (2) When the return after taxes on distributions and sale of
                   Class I Shares is higher than the returns before sale of Class I Shares, it is because of realized losses. If realized losses occur upon the sale of Class I Shares, the capital loss is recorded as a tax benefit, which increases the return.
               (3) Calculated assuming sales loads (including contingent
                   deferred sales charge). Return is before taxes.
               (4) The Morgan Stanley Capital International World Index is a
                   market capitalization weighted index composed of companies representative of the market structure of 23 Developed Market countries in North America, Europe and the Asia/Pacific Region.

               After-tax returns are calculated using distributions for the Fund's Class I Shares for the period August 1, 2000 to December 31, 2001; actual distributions for the Predecessor Fund for the period May 1, 1997 to July 31, 2000; and actual distributions for Institutional Shares of Janus Aspen Worldwide Growth Portfolio for periods prior to May 1, 1997. If Class I Shares of the Fund had been available during those earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.

               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.
                                                          Risk/return summary  5

               After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for Class C Shares will vary from those shown for Class I Shares due to Class C Shares' sales charges and different expenses. If Class C Shares of the Fund had been available prior to September 30, 2002, distributions may have been different and thus, after-tax returns may have been different from those shown for Class I Shares.

               Worldwide Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund's Class I Shares are a no-load investment, so you will generally not pay any shareholder fees when you buy or sell the Fund's Class I Shares.

               This table describes the shareholder fees that you may pay if you buy and hold Shares of the Fund.

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                              Class I   Class C
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price).............................  None      1.00%(2)
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or redemption
  proceeds).................................................  None      1.00%(3)
Maximum sales charge (load) imposed on reinvested dividends
  and other distributions...................................  None      None
Redemption fees.............................................  None      None
Exchange fees...............................................  None      None

--------------------------------------------------------------------------------

 (1) Your financial intermediary may charge you a separate or additional fee for purchases and sales of shares.
 (2) Sales charges are waived for certain investors.
 (3) A contingent deferred sales charge of 1% applies on Class C Shares redeemed within 18 months of purchase.
--------------------------------------------------------------------------------

 6 Janus Adviser Series

               ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

CLASS I SHARES

               This table describes the annual fund operating expenses that you may pay if you buy and hold Class I Shares of the Fund. It is based on gross expenses (without the effect of expense offset arrangements). All of the fees and expenses shown were determined based on net assets as of the fiscal year ended July 31, 2002.

                                               Distribution              Total Annual Fund              Total Annual Fund
                                  Management     (12b-1)       Other     Operating Expenses    Total    Operating Expenses
                                     Fee         Fees(1)      Expenses   Without Waivers(2)   Waivers    With Waivers(2)
  Worldwide Fund - Class I          0.65%         0.25%        0.31%            1.21%          0.01%          1.20%

 (1) Because the 12b-1 fee is charged as an annual, ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
 (2) All expenses are stated both with and without contractual waivers by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) to the level indicated until at least July 31, 2003 (which is based on the expense ratio of the Predecessor Fund). The waiver is first applied against the Management Fee and then against Other Expenses.
 EXAMPLE:
 THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                             1 Year    3 Years   5 Years    10 Years
                                                             ----------------------------------------
  Worldwide Fund - Class I                                    $123      $384       $665      $1,466

                                                          Risk/return summary  7

CLASS C SHARES

               This table describes the annual fund operating expenses you may pay if you buy and hold Class C Shares of the Fund. The information shown is based upon the estimated annualized gross expenses Class C Shares expect to incur in their initial fiscal year. All expenses are shown without the effect of expense offset arrangements.

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                            Total Annual
                                                                                Fund                      Total Annual
                                                                              Operating                       Fund
                                                                              Expenses                      Operating
                                   Management      12b-1        Other          Without         Total        Expenses
                                      Fee         Fees(1)      Expenses      Waivers(2)       Waivers    With Waivers(2)
  Worldwide Fund - Class C           0.65%         1.00%        0.06%           1.71%          0.01%          1.70%

 (1) Because the 12b-1 fee is charged as an annual, ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
 (2) All expenses are stated both with and without contractual waivers by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) to the level indicated until at least July 31, 2003 (which is based on the expense ratio of the Predecessor Fund). The waiver is first applied against the Management Fee and then against Other Expenses.
 EXAMPLE:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class C Shares of the Fund for the time periods indicated and reinvest all dividends and distributions without a sales charge.

 The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

                                                   1 Year(1)   3 Years(2)   5 Years(2)   10 Years(2)
  IF CLASS C SHARES ARE REDEEMED:                  -------------------------------------------------
  Worldwide Fund - Class C                           $374         $539         $928        $2,019

                                                   1 Year(2)   3 Years(2)   5 Years(2)   10 Years(2)
  IF CLASS C SHARES ARE NOT REDEEMED:              -------------------------------------------------
  Worldwide Fund - Class C                           $274         $539         $928        $2,019

 (1) Includes the initial sales charge and contingent deferred sales charge.
 (2) Includes the initial sales charge. Contingent deferred sales charge not applicable.

 8 Janus Adviser Series

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

               This section takes a closer look at the investment objective of Worldwide Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               Worldwide Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size located throughout the world. The Fund normally invests in issuers from at least five different countries, including the United States. The Fund may at times invest in fewer than five countries or even a single country.

The following questions and answers are designed to help you better understand Worldwide Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

               Consistent with its investment objective and policies, the Fund may invest substantially all of its assets in common stocks if the portfolio managers believe that common stocks will appreciate in value. The portfolio managers generally take a "bottom up" approach to selecting companies. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

               Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments will be incidental to its objective.

              Investment objective, principal investment strategies and risks  9

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

               Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

               Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. The Fund does not emphasize companies of any particular size.

GENERAL PORTFOLIO POLICIES

               The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

               CASH POSITION
               When the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio managers have committed available assets to desirable investment opportunities.

 10 Janus Adviser Series

               However, the portfolio managers may also temporarily increase the Fund's cash position to protect, for example, its assets, maintain liquidity, or meet unusually large redemptions. The Fund's cash position may also increase temporarily due to unusually large cash inflows.

               When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.

               OTHER TYPES OF INVESTMENTS
               The Fund invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks and securities convertible into common or preferred stocks. To a lesser degree, the Fund may also invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These securities (which are described in the Glossary) may include:

               - debt securities

               - indexed/structured securities

               - high-yield/high-risk bonds (less than 35% of the Fund's assets)

               - options, futures, forwards, swaps and other types of
                 derivatives individually or in combination for hedging purposes or for non-hedging purposes such as seeking to enhance return

               - short sales (no more than 8% of the Fund's assets may be invested in "naked" short sales)

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

               ILLIQUID INVESTMENTS
               The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under

             Investment objective, principal investment strategies and risks  11

               U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES
               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

               SPECIAL SITUATIONS
               The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio managers, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Fund generally intends to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other

 12 Janus Adviser Series
               developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund's investments and the investment style of the portfolio manager. Changes are made in the Fund's portfolio whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance. The Financial Highlights section for this Prospectus shows the Fund's historical turnover rates.

RISKS

               Because Worldwide Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

             Investment objective, principal investment strategies and risks  13

The following questions and answers are designed to help you better understand some of the risks of investing in Worldwide Fund.

1. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

               Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies, may have more limited trading markets than the markets for securities of larger or more established issuers or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

               - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar

 14 Janus Adviser Series
                 denominated securities of foreign issuers may also be affected by currency risk.

               - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

               - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

               - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

               - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

               High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be

             Investment objective, principal investment strategies and risks  15 as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

               Please refer to the SAI for a description of bond rating categories.

4. HOW DOES THE FUND TRY TO REDUCE RISK?

               The Fund may use futures, options, swaps and other derivative instruments individually or in combination to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio managers believe the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio managers' judgment proves incorrect.

 16 Janus Adviser Series

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

               Janus Capital Management LLC ("Janus Capital"), 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs of the Fund.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

               Retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries may receive fees for providing recordkeeping, subaccounting and other administrative services to their customers in connection with investment in the Fund.

MANAGEMENT EXPENSES

               The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund must pay. A new investment advisory agreement approved at a special meeting of the shareholders on January 31, 2002, that is the same in all material respects as the previous advisory agreement, became effective on April 3, 2002.

               The Fund incurs expenses not assumed by Janus Capital, including the administrative services fee (applicable only to Class I

                                                      Management of the Fund  17

               Shares), distribution fee (12b-1 fee) for Class I Shares, distribution and shareholder servicing fee (12b-1 fee) for Class C Shares, transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. The Fund is subject to the following management fee schedule (expressed as an annual rate).

                                     Average Daily
                                       Net Assets        Annual Rate        Expense Limit
Fund                                    of Fund         Percentage (%)    Percentage (%)(1)
-------------------------------------------------------------------------------------------
  Worldwide Fund                    All Asset Levels         0.65               0.70
-------------------------------------------------------------------------------------------

(1) Janus Capital has agreed to limit the Fund's total operating expenses (excluding the distribution fee and administrative services fee applicable to Class I Shares, the distribution and shareholder servicing fee applicable to Class C Shares, brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least July 31, 2003.

               For the fiscal year ended July 31, 2002, the Fund paid Janus Capital a management fee (net of fee waivers) of 0.64% based on the Fund's average net assets. Absent fee waivers, the management fee based on the Fund's net assets would have been 0.65%.

 18 Janus Adviser Series

PORTFOLIO MANAGERS

LAURENCE J. CHANG
--------------------------------------------------------------------------------
                   is Executive Vice President and Co-Manager of Janus
                   Adviser Worldwide Fund, which he has co-managed since inception. He served as Executive Vice President and Co-Manager of Janus Adviser International Fund from inception to December 2000. Mr. Chang is also Portfolio Manager of other Janus accounts. Mr. Chang joined Janus Capital in 1993 as a research analyst. He received an undergraduate degree with honors in Religion with a concentration in Philosophy from Dartmouth College and a Master's Degree in Political Science from Stanford University. Mr. Chang has earned the right to use the Chartered Financial Analyst designation.

HELEN YOUNG HAYES
-----------------------------------------------------------------------------
                   is Executive Vice President and Co-Manager of Janus Adviser Worldwide Fund and Janus Adviser International Fund, each of which she has co-managed since their inception. Ms. Hayes is also Portfolio Manager of other Janus accounts. Ms. Hayes is the Managing Director of Investments and a Director of Janus Capital. She joined Janus Capital in 1987. She holds a Bachelor of Arts degree in Economics from Yale University. Ms. Hayes has earned the right to use the Chartered Financial Analyst designation.

                                                      Management of the Fund  19

OTHER INFORMATION
--------------------------------------------------------------------------------

               CLASSES OF SHARES

               The Fund currently offers two classes of shares, Class I Shares and Class C Shares. The Shares are available only in connection with investments through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Not all financial intermediaries offer both classes. IF YOUR FINANCIAL INTERMEDIARY OFFERS BOTH CLASS I SHARES AND CLASS C SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CLASS C SHARES HAVE HIGHER EXPENSES THAN CLASS I SHARES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. For more information about the difference between the two classes, please refer to "Choosing a Share Class" in the Shareholder's Guide of this Prospectus.

               ADMINISTRATIVE SERVICES FEE - CLASS I SHARES

               Janus Services LLC ("Janus Services"), the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class I Shares of the Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors in Class I Shares. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers who invest in Class I Shares.

               DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

               CLASS I SHARES
               Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act (the "Class I Plan"), Class I Shares of the Fund may pay Janus Distributors LLC ("Janus Distributors"), the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of Class I Shares of the Fund. Under the terms of the Class I Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, brokers, bank

 20 Janus Adviser Series
               trust departments, financial advisers and other financial intermediaries, as compensation for distribution services performed by such entities for investors in Class I Shares. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

               CLASS C SHARES
               Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act (the "Class C Plan"), Class C Shares may pay Janus Distributors, a fee at an annual rate of up to 1.00% of the average daily net assets of Class C Shares of the Fund. Up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder account services. All or a portion of such fees may be remitted to financial intermediaries who assist in the distribution of Class C Shares or who provide shareholder account services to existing Class C shareholders. Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Class C Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                           Other information  21

               DISTRIBUTION OF THE FUND

               The Fund is distributed by Janus Distributors, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 22 Janus Adviser Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

               To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments at least annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Distributions are made at the class level, so they may vary from class to class within the Fund.

               DISTRIBUTION SCHEDULE

               Dividends and capital gains are normally declared and distributed in December.

               HOW DISTRIBUTIONS AFFECT NAV

               Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Undistributed income and realized gains are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Worldwide Fund declared a dividend in the amount of $0.25 per share. If Worldwide Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a

                                                     Distributions and taxes  23
               dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

               For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS

               Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before

 24 Janus Adviser Series

               January 31st of each year. Your financial intermediary will provide this information to you. Account tax information will also be sent to the IRS.

               Income dividends or capital gains distributions made by the Fund purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

               TAXATION OF THE FUND

               Dividends, interest and some gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

               The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

                                                     Distributions and taxes  25

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

               INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE FUND DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH RETIREMENT PLANS, BROKERS, BANK TRUST DEPARTMENTS, FINANCIAL ADVISERS OR OTHER FINANCIAL INTERMEDIARIES. NOT ALL FINANCIAL INTERMEDIARIES OFFER BOTH CLASSES OF SHARES. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, REDEEM OR EXCHANGE SHARES.

PRICING OF FUND SHARES

               Investments in Class I Shares will be processed at the NAV next calculated after an order is received and accepted by the Fund or its agent. The price you pay for Class C Shares is the public offering price, which is the NAV next determined after the Fund or its agent receives and accepts your order plus an initial sales charge of 1.00% (1.01% of the amount invested). The initial sales charge may be waived under certain circumstances, as described in "Purchases - Sales Charge Waivers" below. Your financial intermediary may charge you a separate or additional fee for purchases of Shares.

               In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange any day that the NYSE is open. Securities of the Fund are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

               Because foreign securities markets may operate on days that are not business days in the United States, the value of the Fund's holdings may change on days when you will not be able to purchase or redeem the Fund's shares.

 26 Janus Adviser Series

CHOOSING A SHARE CLASS

               The Fund has two classes of shares, Class I Shares and Class C Shares. Each class represents an interest in the same portfolio of investments. When choosing a share class, you should consult your financial intermediary about which class is most suitable for you. In addition, you should consider the factors below:

                Class I Shares
                Initial sales charge             None
                Deferred sales charge (CDSC)     None
                Minimum initial investment       None
                Minimum aggregate account        $100,000(1)
                  balance

               (1) Per Fund per financial intermediary, unless waived.

                Class C Shares
                Initial sales charge             1.00%(1)
                Deferred sales charge (CDSC)     1.00% if redeemed within
                                                 18 months of purchase(1)
                Minimum initial investment       $2,500
                Minimum aggregate account        None
                  balance

               (1) May be waived under certain circumstances.

PURCHASES

               Purchases of Shares may be made only through institutional channels such as retirement plans and financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Only certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf.

               MINIMUM INVESTMENT REQUIREMENTS

               Financial intermediaries must maintain a $100,000 minimum aggregate account balance in Class I Shares of the Fund, except for defined contribution plans and broker wrap accounts. The minimum initial investment in Class C Shares of the Fund is $2,500.

                                                         Shareholder's guide  27

               CLASS C SHARES
               A 1.00% sales charge will apply to your purchase of Class C Shares of the Fund unless the Sales Charge Waiver described below applies. The Fund receives the entire net asset value of all its shares sold. Janus Distributors, the Fund's principal underwriter, retains the sales charge, which it then in turn re-allows to your financial intermediary. In addition, Janus Distributors may compensate your financial intermediary at the time of sale at an additional commission rate of 1.00% of the net asset value of the Class C Shares purchased. In total, at the time of purchase, your financial intermediary receives 2.00% of the net asset value of the Class C Shares purchased unless the financial intermediary has agreed to waive the 1.00% sales charge, in which case the financial intermediary will receive 1.00% of the net asset value of the Class C Shares purchased. Service providers to qualified plans will not receive either of these amounts if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C Shares.

               SALES CHARGE WAIVERS
               The 1.00% initial sales charge for purchases of Class C Shares will be waived on purchases of Class C Shares through financial intermediaries that have entered into an agreement with Janus Distributors that allows the waiver of the sales charge. In such cases, although the sales charge is waived, Janus Distributors will still compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the Class C Shares purchased (unless your financial intermediary is receiving 12b-1 fees prior to the 13th month after the initial investment of qualified plan assets in Class C Shares). You should determine if your financial intermediary has agreed to waive the 1.00% initial sales charge for Class C Shares before you purchase Class C Shares.

               The Fund is not intended for excessive trading or market timing. Excessive trading of Shares disrupts portfolio management and drive Fund expenses higher. The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any

 28 Janus Adviser Series
               reason. For example, purchase orders may be refused if the Fund would be unable to invest the money effectively in accordance with its investment policies or would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. The Fund may also suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Fund's policy on market timing, see "Excessive Trading" below.

               Although there is no present intention to do so, the Fund may discontinue sales of either class of Shares if management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund's Shares are discontinued, it is expected that existing plan participants and other shareholders invested in the Fund would be permitted to continue to authorize investments in the Fund and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

EXCHANGES

               Contact your financial intermediary or consult your plan documents to exchange into other Funds in Janus Adviser Series. Be sure to read the prospectus of the Fund you are exchanging into. An exchange is a taxable transaction (except for qualified plan accounts).

               - You may exchange Shares of the Fund only for Shares of the same class of another Fund in Janus Adviser Series offered through your financial intermediary or qualified plan.

               - You must meet the minimum investment amount for each Fund.

               - The exchange privilege is not intended as a vehicle for short-
                 term or excessive trading. The Fund does not permit frequent trading or market timing. Excessive exchanges of Shares disrupt portfolio management and drive Fund expenses higher. The Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

                                                         Shareholder's guide  29

               CLASS C SHARES

               WAIVER OF ADDITIONAL SALES CHARGES

               Class C Shares received through an exchange of Class C Shares of another Fund will not be subject to an initial sales charge or the contingent deferred sales charge ("CDSC") at the time of the exchange. The 1.00% CDSC applicable to redemptions within 18 months of purchase will continue to be measured on the Class C Shares received by exchange from the date of your original purchase. For more information about the CDSC, please see "Redemptions" below.

REDEMPTIONS

               Redemptions, like purchases, may be effected only through retirement plans and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details.

               Shares of the Fund may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Fund or its agent. Redemption proceeds, less the CDSC for Class C Shares if applicable, will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

               CLASS C SHARES
               The 1.00% CDSC will be deducted with respect to Class C Shares redeemed within 18 months of purchase, unless any of the following waivers apply. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class C Shares redeemed.

               CDSC WAIVERS
               The CDSC may be waived:

               - Upon the death or disability of the shareholder or plan
                 participant;

 30 Janus Adviser Series

               - For retirement plans held through a financial intermediary that has entered into an agreement with Janus Distributors to waive CDSCs for retirement plans;

               - Upon the redemption of Class C Shares acquired through
                 reinvestment of Fund dividends or distributions;

               - If the distribution represents the increase in NAV above the total amount of payments for Class C Shares during the past 18 months; or

               - If the Fund chooses to liquidate or involuntarily redeem shares in your account.

               To keep the CDSC as low as possible, we will sell amounts representing Class C Shares in the following order:

               - Amounts representing Class C Shares you purchased with
                 reinvested dividends and distributions.

               - Amounts representing Class C Shares that represent the increase in NAV above the total amount of payments for Class C Shares during the past 18 months.

               - Amounts representing the cost of Class C Shares held beyond 18 months.

               Since Class C Shares that fall into any of the categories listed above are not subject to the CDSC, selling them first helps you avoid, or at least minimize, the CDSC. Having sold the exempt shares first, if there are any remaining Class C Shares that are subject to the CDSC, we will apply the CDSC to amounts representing the cost of Class C Shares held for the longest period of time.

EXCESSIVE TRADING

               Frequent trading into and out of the Fund can disrupt portfolio investment strategies and increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs. The Fund is not intended for market timing or excessive trading. The Fund and its agent reserve the right to reject any

                                                         Shareholder's guide  31
               purchase request (including exchange purchases if permitted by your financial intermediary) by any investor or group of investors indefinitely if they believe that any combination of trading activity in the account(s) is attributable to market timing or is otherwise excessive or potentially disruptive to the Fund. The Fund may refuse purchase orders (including exchange purchases) for any reason without prior notice, particularly orders that the Fund believes are made on behalf of market timers.

               The trading history of accounts under common ownership or control may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions accepted by your financial intermediary in violation of our excessive trading policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by your intermediary.

SHAREHOLDER COMMUNICATIONS

               Shareholders will receive annual and semiannual reports including the financial statements of the Fund that they have authorized for investment. Each report from their financial intermediaries will show the investments owned by the Fund and the market values thereof, as well as other information about the Fund and its operations. The Trust's fiscal year ends July 31.

 32 Janus Adviser Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               Class I Shares of Janus Adviser Worldwide Fund, which formerly had no class designation, commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Worldwide Growth Portfolio into the Fund. Financial highlights are presented below for periods ending prior to August 1, 2000 for the Retirement Shares of the Predecessor Fund of Janus Aspen Series (from inception of the Retirement Shares for each period shown).Items 1 through 8 reflect financial results for a single Fund share.

               The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Retirement Shares of the Predecessor Fund prior to August 1, 2000, and the rate the investor would have earned (or lost) on an investment in Class I Shares of Janus Adviser Worldwide Fund for the fiscal years ended July 31 shown below (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with Janus Adviser Series' financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

               No financial highlights are presented for Class C Shares because the class did not become available until September 30, 2002.

                                                        Financial highlights  33

WORLDWIDE FUND - CLASS I
                                                                                           Janus Aspen
                                       Janus Adviser Worldwide                     Worldwide Growth Portfolio -
                                                 Fund                                   Retirement Shares
-----------------------------------------------------------------------------------------------------------------------------
                                         Years ended July 31           Period ended            Periods ended December 31
                                          2002           2001        July 31, 2000(1)        1999         1998        1997(2)
  1.  NET ASSET VALUE, BEGINNING OF
      PERIOD                               $31.27        $43.67            $47.56            $29.06       $23.36      $20.72
      INCOME FROM INVESTMENT
      OPERATIONS:
  2.  Net investment income                  0.05          0.27              0.03            (0.04)         0.02        0.14
  3.  Net gains or losses on
      securities (both realized and
      unrealized)                          (8.08)       (12.44)            (0.26)             18.54         6.57        2.80
  4.  Total from investment
      operations                           (8.03)       (12.17)            (0.23)             18.50         6.59        2.94
      LESS DISTRIBUTIONS:
  5.  Dividends (from net investment
      income)                              (0.04)        (0.23)                --                --       (0.02)      (0.14)
  6.  Distributions (from capital
      gains)                                   --            --            (3.66)                --       (0.87)      (0.16)
  7.  Total distributions                  (0.04)        (0.23)            (3.66)                --       (0.89)      (0.30)
  8.  NET ASSET VALUE, END OF PERIOD       $23.20        $31.27            $43.67            $47.56       $29.06      $23.36
  9.  Total return*                      (25.73%)      (27.93%)           (0.42%)            63.66%       28.25%      14.22%
 10.  Net assets, end of period (in
      thousands)                       $1,059,083      $949,967          $409,780          $174,399       $5,837        $403
 11.  Average net assets for the
      period (in thousands)            $1,072,786      $696,848          $316,174           $49,424       $1,742         $11
 12.  Ratio of gross expenses to
      average net assets**(3)               1.21%(4)      1.20%(4)          1.20%(5)          1.21%(5)     1.22%(5)    1.26%(5)
 13.  Ratio of net expenses to
      average net assets**(6)               1.20%         1.20%             1.20%             1.21%        1.22%       1.26%
 14.  Ratio of net investment income
      to average net assets**               0.27%         0.66%             0.00%           (0.34%)      (0.02%)       0.16%
 15.  Portfolio turnover ratio**              76%           72%               47%               67%          77%         80%
-----------------------------------------------------------------------------------------------------------------------------

 *  Total return not annualized for periods of less than one year.
**  Annualized for periods of less than one full year.
(1) January 1, 2000 to July 31, 2000.
(2) May 1, 1997 (inception) to December 31, 1997.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The ratio was 1.21% in the fiscal year ended July 31, 2002, and 1.25% in the fiscal year ended July 31, 2001 before waiver of certain fees and expense offsets incurred by Worldwide Fund.
(5) The ratio was 1.20% in the fiscal period ended July 31, 2000; 1.21% in the fiscal year ended December 31, 1999; 1.32% in the fiscal year ended December 31, 1998; and 1.32% in the fiscal period ended December 31, 1997 before reduction of the management fees to the effective rate of Janus Worldwide Fund.
(6) The expense ratio reflects expenses after any expense offset arrangements.

 34 Janus Adviser Series

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

               This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks

                                                Glossary of investment terms  35

               (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               EQUITY SECURITIES include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties,

 36 Janus Adviser Series
               rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

               STANDBY COMMITMENTS are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

               STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

               STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

               TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and

                                                Glossary of investment terms  37
               receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

               ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in

 38 Janus Adviser Series
               response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

                                                Glossary of investment terms  39

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies. The Fund may purchase or write such options individually or in combination.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

               REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

 40 Janus Adviser Series

               SHORT SALES in which the Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Fund borrows and does not own. The Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For "naked" short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

                                                Glossary of investment terms  41

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                   You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report (as they become available), free of charge, by contacting your plan sponsor, broker or financial institution. In the Fund's Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Fund.

                   The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                      [JANUS LOGO]

                                   www.janus.com

                                   100 Fillmore Street
                                   Denver, CO 80206-4928
                                   1-800-525-0020

                    Investment Company Act File No. 811-9885

                                         September 30, 2002

                              JANUS ADVISER SERIES
                        JANUS ADVISER GLOBAL VALUE FUND
                                 CLASS I SHARES
                                 CLASS C SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[JANUS LOGO]

               Janus Adviser Global Value Fund currently offers two classes of shares, Class I Shares and Class C Shares (together, the "Shares"). The initial class of shares, Class I Shares, formerly had no class designation. Class I Shares and Class C Shares are available in connection with investments through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Certain financial intermediaries may offer only one class of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Janus Adviser Global Value Fund...............    2
                   Fees and expenses.............................    5

                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                STRATEGIES AND RISKS
                   Janus Adviser Global Value Fund...............    8
                   General portfolio policies....................   10
                   Risks.........................................   13

                MANAGEMENT OF THE FUND
                   Investment adviser............................   18
                   Management expenses...........................   18
                   Portfolio Manager.............................   19

                OTHER INFORMATION................................   20

                DISTRIBUTIONS AND TAXES
                   Distributions.................................   23
                   Taxes.........................................   24

                SHAREHOLDER'S GUIDE
                   Pricing of fund shares........................   26
                   Choosing a share class........................   27
                   Purchases.....................................   27
                   Exchanges.....................................   29
                   Redemptions...................................   30
                   Excessive trading.............................   31
                   Shareholder communications....................   32

                FINANCIAL HIGHLIGHTS.............................   33

                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities....................   35
                   Futures, options and other derivatives........   39
                   Other investments, strategies and/or
                   techniques....................................   40

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS ADVISER GLOBAL VALUE FUND

               Janus Adviser Global Value Fund ("Global Value Fund" or the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF GLOBAL VALUE FUND?

--------------------------------------------------------------------------------
               GLOBAL VALUE FUND seeks long-term growth of capital.

               The Fund's Trustees may change this objective or the Fund's principal investment policies without a shareholder vote. The Fund will notify you at least 60 days before making any material changes to its objective or principal investment policies. If there is a material change to the Fund's objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF GLOBAL VALUE FUND?

               The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the Fund's portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of the Fund's assets may be in cash or similar investments.

               Within the parameters of its specific investment policies discussed below, the Fund may invest without limit in foreign equity and debt securities.

               Within the parameters of its specific investment policies discussed below, the Fund will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

               Global Value Fund invests primarily in common stocks of companies of any size located throughout the world with the

 2 Janus Adviser Series
               potential for long term growth of capital using a "value" approach. The "value" approach emphasizes investments in companies the portfolio manager believes are undervalued relative to their intrinsic worth. The Fund normally invests in issuers from at least five different countries, including the United States. The Fund may at times invest in fewer than five countries or even in a single country.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN GLOBAL VALUE FUND?

               The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

               The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases or if the portfolio manager's belief about a company's intrinsic worth is incorrect. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease, which means if you sell your shares in the Fund you may get back less money.

               The Fund may have significant exposure to foreign markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.

               The Fund intends to operate as a nondiversified fund. This means it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return.

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               Since the Fund commenced operations on May 1, 2001, the bar chart and average annual total return table are not included. For

                                                          Risk/return summary  3
               the period from commencement of operations until December 31, 2001, Global Value Fund's Class I Shares' year-to-date return before taxes was 4.52%, return after taxes on distributions was 4.47% and return after taxes on distributions and sale of Fund shares was 2.75%. Global Value Fund's Class C Shares' return (before taxes) for the period from May 1, 2001 to December 31, 2001, calculated based on Class I Shares' historical performance prior to September 30, 2002, and restated to reflect Class C Shares' estimated fees and expenses (ignoring any fee and expense limitations), was 2.86%.(1) The Fund's Class I Shares' year-to-date return as of the calendar quarter ended June 30, 2002 was 1.92%. The return for Morgan Stanley Capital International World Index(2), a broad-based securities market index, for the period from May 1, 2001, to December 31, 2001, was (11.21%). This return reflects no deduction for expenses or taxes.

               (1) Calculated assuming sales loads (including contingent
                   deferred sales charge).
               (2) The Morgan Stanley Capital International World Index is a
                   market capitalization weighted index composed of companies representative of the market structure of 23 Developed Market countries in North America, Europe and the Asia/Pacific Region.

               After-tax returns are calculated using distributions for the Fund's Class I Shares from inception to December 31, 2001. If Class I Shares of the Fund had been available during that earlier period, distributions may have been different and thus, after-tax returns may have been different from those shown.

               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

               After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for Class C Shares will vary from those shown for Class I Shares due to Class C Shares' sales charges and different expenses. If Class C Shares of the Fund had been

 4 Janus Adviser Series
               available prior to September 30, 2002, distributions may have been different and thus, after-tax returns may have been different from those shown for Class I Shares.

               Global Value Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund's Class I Shares are a no-load investment, so you will generally not pay any shareholder fees when you buy or sell the Fund's Class I Shares.

               This table describes the shareholder fees that you may pay if you buy and hold Shares of the Fund.

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                              Class I   Class C
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price).............................  None      1.00%(2)
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or redemption
  proceeds).................................................  None      1.00%(3)
Maximum sales charge (load) imposed on reinvested dividends
  and other distributions...................................  None      None
Redemption fees.............................................  None      None
Exchange fees...............................................  None      None

--------------------------------------------------------------------------------

 (1) Your financial intermediary may charge you a separate or additional fee for purchases and sales of shares.
 (2) Sales charges are waived for certain investors.
 (3) A contingent deferred sales charge of 1% applies on Class C Shares redeemed within 18 months of purchase.
--------------------------------------------------------------------------------

                                                          Risk/return summary  5

               ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

CLASS I SHARES

               This table describes the annual fund operating expenses that you may pay if you buy and hold Class I Shares of the Fund. It is based on gross expenses (without the effect of expense offset arrangements). All of the fees and expenses shown were determined based on net assets as of the fiscal year ended July 31, 2002.

                                               Distribution              Total Annual Fund              Total Annual Fund
                                  Management     (12b-1)       Other     Operating Expenses    Total    Operating Expenses
                                     Fee         Fees(1)      Expenses   Without Waivers(2)   Waivers    With Waivers(2)
  Global Value Fund - Class I       0.65%         0.25%        2.53%            3.43%          1.68%          1.75%

 (1) Because the 12b-1 fee is charged as an annual, ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
 (2) All expenses are stated both with and without contractual waivers by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) to the level indicated until at least the next annual renewal of its advisory agreement. The waiver is first applied against the Management Fee and then against Other Expenses.
 EXAMPLE:
 THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                             1 Year    3 Years   5 Years    10 Years
                                                             ----------------------------------------
  Global Value Fund - Class I                                 $346     $1,053     $1,784     $3,712

 6 Janus Adviser Series

CLASS C SHARES

               This table describes the annual fund operating expenses you may pay if you buy and hold Class C Shares of the Fund. The information shown is based upon the estimated annualized gross expenses Class C Shares expect to incur in their initial fiscal year. All expenses are shown without the effect of expense offset arrangements.

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                            Total Annual
                                                                                Fund                      Total Annual
                                                                              Operating                       Fund
                                                                              Expenses                      Operating
                                   Management      12b-1        Other          Without         Total        Expenses
                                      Fee         Fees(1)      Expenses      Waivers(2)       Waivers    With Waivers(2)
  Global Value Fund - Class C        0.65%         1.00%        2.28%           3.93%          1.68%          2.25%

 (1) Because the 12b-1 fee is charged as an annual, ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
 (2) All expenses are stated both with and without contractual waivers by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) to the level indicated until at least the next annual renewal of its advisory agreement. The waiver is first applied against the Management Fee and then against Other Expenses.
 EXAMPLE:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class C Shares of the Fund for the time periods indicated and reinvest all dividends and distributions without a sales charge.

 The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

                                                   1 Year(1)   3 Years(2)   5 Years(2)   10 Years(2)
  IF CLASS C SHARES ARE REDEEMED:                  -------------------------------------------------
  Global Value Fund - Class C                        $595        $1,198       $2,018       $4,147

                                                   1 Year(2)   3 Years(2)   5 Years(2)   10 Years(2)
  IF CLASS C SHARES ARE NOT REDEEMED:              -------------------------------------------------
  Global Value Fund - Class C                        $495        $1,198       $2,018       $4,147

 (1) Includes the initial sales charge and contingent deferred sales charge.
 (2) Includes the initial sales charge. Contingent deferred sales charge not applicable.

                                                          Risk/return summary  7

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

               This section takes a closer look at the investment objective of Global Value Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               Global Value Fund seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks of companies of any size located throughout the world with the potential for long-term growth of capital using a "value" approach. The "value" approach the portfolio manager uses emphasizes investments in companies he believes are undervalued relative to their intrinsic worth. The Fund normally invests in issuers from at least five different countries, including the United States. The Fund may at times invest in fewer than five countries or even in a single country.

               The portfolio manager measures value as a function of price/free cash flow. Price/free cash flow is the relationship between the price of a stock and its available cash from operations minus capital expenditures.

               The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

 8 Janus Adviser Series

The following questions and answers are designed to help you better understand Global Value Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

               Consistent with its investment objective and policies, the Fund may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

               The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital. This "value" approach emphasizes investments in companies that the portfolio manager believes are undervalued relative to their intrinsic worth and have the potential for long-term growth of capital.

               Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments will be incidental to its objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

               Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may

              Investment objective, principal investment strategies and risks  9 invest and the Fund may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

               Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. The Fund does not emphasize companies of any particular size.

4. HOW DOES THE FUND'S PORTFOLIO MANAGER DETERMINE THAT A COMPANY MAY BE UNDERVALUED?

               A company may be undervalued when, in the opinion of the Fund's portfolio manager, the company is selling for a price that is below its intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio manager believes that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Fund than those obtained by paying premium prices for companies currently in favor in the market.

GENERAL PORTFOLIO POLICIES

               The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

               CASH POSITION

               When the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the

 10 Janus Adviser Series

               Fund does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Fund's cash position to, for example, protect its assets, maintain liquidity, or meet unusually large redemptions. The Fund's cash position may also increase temporarily due to unusually large cash inflows.

               When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.

               OTHER TYPES OF INVESTMENTS

               The Fund invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks and securities convertible into common or preferred stocks. To a lesser degree, the Fund may also invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These securities (which are described in the Glossary) may include:

               - debt securities

               - indexed/structured securities

               - high-yield/high-risk bonds (less than 35% of the Fund's assets)

               - options, futures, forwards, swaps and other types of
                 derivatives individually or in combination for hedging purposes or for non-hedging purposes such as seeking to enhance return

               - short sales (no more than 8% of the Fund's assets may be invested in "naked" short sales)

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

             Investment objective, principal investment strategies and risks  11

               ILLIQUID INVESTMENTS
               The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES
               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

               SPECIAL SITUATIONS
               The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Fund generally intends to purchase securities for long-term investment, although, to the extent permitted by its specific

 12 Janus Adviser Series
               investment policies, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund's investments and the investment style of the portfolio manager. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance. The Financial Highlights section for this Prospectus shows the Fund's historical turnover rates.

RISKS

               Because Global Value Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

             Investment objective, principal investment strategies and risks  13

               The following questions and answers are designed to help you better understand some of the risks of investing in Global Value Fund.

1. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

               Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies, may have more limited trading markets than the markets for securities of larger or more established issuers or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW DOES NONDIVERSIFICATION AFFECT THE RISK PROFILE OF THE FUND?

               Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers than a "diversified" fund. This gives the Fund more flexibility to focus its investments in the most attractive companies identified by the portfolio manager. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund. This fluctuation, if significant, may affect the performance of the Fund.

 14 Janus Adviser Series

3. WHAT ARE THE RISKS ASSOCIATED WITH VALUE INVESTING?

               If the portfolio manager's perception of a company's worth is not realized in the time frame he expects, the overall performance of the Fund may suffer. In general, the portfolio manager believes this risk is mitigated by investing in companies that are undervalued in the market in relation to earnings, dividends and/ or assets.

4. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

               - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

               - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

             Investment objective, principal investment strategies and risks  15

               - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

               - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

               - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

5. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

               High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

               Please refer to the SAI for a description of bond rating categories.

6. HOW DOES THE FUND TRY TO REDUCE RISK?

               The Fund may use futures, options, swaps and other derivative instruments individually or in combination to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to

 16 Janus Adviser Series
               manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgment proves incorrect.

             Investment objective, principal investment strategies and risks  17

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

               Janus Capital Management LLC ("Janus Capital"), 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs of the Fund.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

               Retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries may receive fees for providing recordkeeping, subaccounting and other administrative services to their customers in connection with investment in the Fund.

MANAGEMENT EXPENSES

               The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund must pay. A new investment advisory agreement approved at a special meeting of the shareholders on January 31, 2002, that is the same in all material respects as the previous advisory agreement, became effective on April 3, 2002.

               The Fund incurs expenses not assumed by Janus Capital, including the administrative services fee (applicable only to Class I

 18 Janus Adviser Series

               Shares), distribution fee (12b-1 fee) for Class I Shares, distribution and shareholder servicing fee (12b-1 fee) for Class C Shares, transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. The Fund is subject to the following management fee schedule (expressed as an annual rate).

                              Average Daily
                               Net Assets        Annual Rate       Expense Limit
Fund                             of Fund        Percentage (%)   Percentage (%)(1)
----------------------------------------------------------------------------------
   Global Value Fund        All Asset Levels         0.65              1.25
----------------------------------------------------------------------------------

(1) Janus Capital has agreed to limit the Fund's total operating expenses (excluding the distribution fee and administrative services fee applicable to Class I Shares, the distribution and shareholder servicing fee applicable to Class C Shares, brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least the next annual renewal of its advisory agreement.

               For the fiscal year ended July 31, 2002, the Fund paid Janus Capital a management fee (net of fee waivers) of 0.00% based on the Fund's average net assets. The Fund's fee waiver exceeded the management fee. Absent fee waivers, the management fee based on the Fund's net assets would have been 0.65%.

PORTFOLIO MANAGER

JASON P. YEE
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Adviser Global Value Fund, which he has managed since its inception. Mr. Yee is also Portfolio Manager of other
                   Janus accounts. He joined Janus Capital in July 1992,
                   working as a research analyst until April 1996. From April 1996 to April 2000, Mr. Yee was a portfolio manager and managing director at Bee & Associates. He re-joined Janus in April 2000 as a research analyst. He holds a Bachelor
                   of Science in Mechanical Engineering from Stanford University. Mr. Yee has earned the right to use the
                   Chartered Financial Analyst designation.
                                                      Management of the Fund  19

OTHER INFORMATION
--------------------------------------------------------------------------------

               CLASSES OF SHARES

               The Fund currently offers two classes of shares, Class I Shares and Class C Shares. The Shares are available only in connection with investments through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Not all financial intermediaries offer both classes. IF YOUR FINANCIAL INTERMEDIARY OFFERS BOTH CLASS I SHARES AND CLASS C SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CLASS C SHARES HAVE HIGHER EXPENSES THAN CLASS I SHARES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. For more information about the difference between the two classes, please refer to "Choosing a Share Class" in the Shareholder's Guide of this Prospectus.

               ADMINISTRATIVE SERVICES FEE -- CLASS I SHARES

               Janus Services LLC ("Janus Services"), the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class I Shares of the Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors in Class I Shares. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers who invest in Class I Shares.

               DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

               CLASS I SHARES
               Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act (the "Class I Plan"), Class I Shares of the Fund may pay Janus Distributors LLC ("Janus Distributors"), the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of Class I Shares of the Fund. Under the terms of the Class I Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, brokers, bank

 20 Janus Adviser Series
               trust departments, financial advisers and other financial intermediaries, as compensation for distribution services performed by such entities for investors in Class I Shares. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

               CLASS C SHARES
               Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act (the "Class C Plan"), Class C Shares may pay Janus Distributors, a fee at an annual rate of up to 1.00% of the average daily net assets of Class C Shares of the Fund. Up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder account services. All or a portion of such fees may be remitted to financial intermediaries who assist in the distribution of Class C Shares or who provide shareholder account services to existing Class C shareholders. Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Class C Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                           Other information  21

               DISTRIBUTION OF THE FUND

               The Fund is distributed by Janus Distributors, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 22 Janus Adviser Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

               To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments at least annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Distributions are made at the class level, so they may vary from class to class within the Fund.

               DISTRIBUTION SCHEDULE

               Dividends and capital gains are normally declared and distributed in December.

               HOW DISTRIBUTIONS AFFECT NAV

               Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Undistributed income and realized gains are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Global Value Fund declared a dividend in the amount of $0.25 per share. If Global Value Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a

                                                     Distributions and taxes  23
               dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

               For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS

               Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before

 24 Janus Adviser Series

               January 31st of each year. Your financial intermediary will provide this information to you. Account tax information will also be sent to the IRS.

               Income dividends or capital gains distributions made by the Fund purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

               TAXATION OF THE FUND

               Dividends, interest and some gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

               The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

                                                     Distributions and taxes  25

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

               INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE FUND DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH RETIREMENT PLANS, BROKERS, BANK TRUST DEPARTMENTS, FINANCIAL ADVISERS OR OTHER FINANCIAL INTERMEDIARIES. NOT ALL FINANCIAL INTERMEDIARIES OFFER BOTH CLASSES OF SHARES. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, REDEEM OR EXCHANGE SHARES.

PRICING OF FUND SHARES

               Investments in Class I Shares will be processed at the NAV next calculated after an order is received and accepted by the Fund or its agent. The price you pay for Class C Shares is the public offering price, which is the NAV next determined after the Fund or its agent receives and accepts your order plus an initial sales charge of 1.00% (1.01% of the amount invested). The initial sales charge may be waived under certain circumstances, as described in "Purchases - Sales Charge Waivers" below. Your financial intermediary may charge you a separate or additional fee for purchases of Shares.

               In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange any day that the NYSE is open. Securities of the Fund are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

               Because foreign securities markets may operate on days that are not business days in the United States, the value of the Fund's holdings may change on days when you will not be able to purchase or redeem the Fund's shares.

 26 Janus Adviser Series

CHOOSING A SHARE CLASS

               The Fund has two classes of shares, Class I Shares and Class C Shares. Each class represents an interest in the same portfolio of investments. When choosing a share class, you should consult your financial intermediary about which class is most suitable for you. In addition, you should consider the factors below:

                Class I Shares
                Initial sales charge             None
                Deferred sales charge (CDSC)     None
                Minimum initial investment       None
                Minimum aggregate account        $100,000(1)
                  balance

               (1) Per Fund per financial intermediary, unless waived.

                Class C Shares
                Initial sales charge             1.00%(1)
                Deferred sales charge (CDSC)     1.00% if redeemed within
                                                 18 months of purchase(1)
                Minimum initial investment       $2,500
                Minimum aggregate account        None
                  balance

               (1) May be waived under certain circumstances.

PURCHASES

               Purchases of Shares may be made only through institutional channels such as retirement plans and financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Only certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf.

               MINIMUM INVESTMENT REQUIREMENTS

               Financial intermediaries must maintain a $100,000 minimum aggregate account balance in Class I Shares of the Fund, except for defined contribution plans and broker wrap accounts. The minimum initial investment in Class C Shares of the Fund is $2,500.

                                                         Shareholder's guide  27

               CLASS C SHARES
               A 1.00% sales charge will apply to your purchase of Class C Shares of the Fund unless the Sales Charge Waiver described below applies. The Fund receives the entire net asset value of all its shares sold. Janus Distributors, the Fund's principal underwriter, retains the sales charge, which it then in turn re-allows to your financial intermediary. In addition, Janus Distributors may compensate your financial intermediary at the time of sale at an additional commission rate of 1.00% of the net asset value of the Class C Shares purchased. In total, at the time of purchase, your financial intermediary receives 2.00% of the net asset value of the Class C Shares purchased unless the financial intermediary has agreed to waive the 1.00% sales charge, in which case the financial intermediary will receive 1.00% of the net asset value of the Class C Shares purchased. Service providers to qualified plans will not receive either of these amounts if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C Shares.

               SALES CHARGE WAIVERS
               The 1.00% initial sales charge for purchases of Class C Shares will be waived on purchases of Class C Shares through financial intermediaries that have entered into an agreement with Janus Distributors that allows the waiver of the sales charge. In such cases, although the sales charge is waived, Janus Distributors will still compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the Class C Shares purchased (unless your financial intermediary is receiving 12b-1 fees prior to the 13th month after the initial investment of qualified plan assets in Class C Shares). You should determine if your financial intermediary has agreed to waive the 1.00% initial sales charge for Class C Shares before you purchase Class C Shares.

               The Fund is not intended for excessive trading or market timing. Excessive trading of Shares disrupts portfolio management and drive Fund expenses higher. The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any

 28 Janus Adviser Series
               reason. For example, purchase orders may be refused if the Fund would be unable to invest the money effectively in accordance with its investment policies or would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. The Fund may also suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Fund's policy on market timing, see "Excessive Trading" below.

               Although there is no present intention to do so, the Fund may discontinue sales of either class of Shares if management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund's Shares are discontinued, it is expected that existing plan participants and other shareholders invested in the Fund would be permitted to continue to authorize investments in the Fund and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

EXCHANGES

               Contact your financial intermediary or consult your plan documents to exchange into other Funds in Janus Adviser Series. Be sure to read the prospectus of the Fund you are exchanging into. An exchange is a taxable transaction (except for qualified plan accounts).

               - You may exchange Shares of the Fund only for Shares of the same class of another Fund in Janus Adviser Series offered through your financial intermediary or qualified plan.

               - You must meet the minimum investment amount for each Fund.

               - The exchange privilege is not intended as a vehicle for short-
                 term or excessive trading. The Fund does not permit frequent trading or market timing. Excessive exchanges of Shares disrupt portfolio management and drive Fund expenses higher. The Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

                                                         Shareholder's guide  29

               CLASS C SHARES

               WAIVER OF ADDITIONAL SALES CHARGES

               Class C Shares received through an exchange of Class C Shares of another Fund will not be subject to an initial sales charge or the contingent deferred sales charge ("CDSC") at the time of the exchange. The 1.00% CDSC applicable to redemptions within 18 months of purchase will continue to be measured on the Class C Shares received by exchange from the date of your original purchase. For more information about the CDSC, please see "Redemptions" below.

REDEMPTIONS

               Redemptions, like purchases, may be effected only through retirement plans and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details.

               Shares of the Fund may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Fund or its agent. Redemption proceeds, less the CDSC for Class C Shares if applicable, will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

               CLASS C SHARES
               The 1.00% CDSC will be deducted with respect to Class C Shares redeemed within 18 months of purchase, unless any of the following waivers apply. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class C Shares redeemed.

               CDSC WAIVERS
               The CDSC may be waived:

               - Upon the death or disability of the shareholder or plan
                 participant;

 30 Janus Adviser Series

               - For retirement plans held through a financial intermediary that has entered into an agreement with Janus Distributors to waive CDSCs for retirement plans;

               - Upon the redemption of Class C Shares acquired through
                 reinvestment of Fund dividends or distributions;

               - If the distribution represents the increase in NAV above the total amount of payments for Class C Shares during the past 18 months; or

               - If the Fund chooses to liquidate or involuntarily redeem shares in your account.

               To keep the CDSC as low as possible, we will sell amounts representing Class C Shares in the following order:

               - Amounts representing Class C Shares you purchased with
                 reinvested dividends and distributions.

               - Amounts representing Class C Shares that represent the increase in NAV above the total amount of payments for Class C Shares during the past 18 months.

               - Amounts representing the cost of Class C Shares held beyond 18 months.

               Since Class C Shares that fall into any of the categories listed above are not subject to the CDSC, selling them first helps you avoid, or at least minimize, the CDSC. Having sold the exempt shares first, if there are any remaining Class C Shares that are subject to the CDSC, we will apply the CDSC to amounts representing the cost of Class C Shares held for the longest period of time.

EXCESSIVE TRADING

               Frequent trading into and out of the Fund can disrupt portfolio investment strategies and increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs. The Fund is not intended for market timing or excessive trading. The Fund and its agent reserve the right to reject any

                                                         Shareholder's guide  31
               purchase request (including exchange purchases if permitted by your financial intermediary) by any investor or group of investors indefinitely if they believe that any combination of trading activity in the account(s) is attributable to market timing or is otherwise excessive or potentially disruptive to the Fund. The Fund may refuse purchase orders (including exchange purchases) for any reason without prior notice, particularly orders that the Fund believes are made on behalf of market timers.

               The trading history of accounts under common ownership or control may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions accepted by your financial intermediary in violation of our excessive trading policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by your intermediary.

SHAREHOLDER COMMUNICATIONS

               Shareholders will receive annual and semiannual reports including the financial statements of the Fund that they have authorized for investment. Each report from their financial intermediaries will show the investments owned by the Fund and the market values thereof, as well as other information about the Fund and its operations. The Trust's fiscal year ends July 31.

 32 Janus Adviser Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               The financial highlights table is intended to help you understand the Fund's financial performance through July 31 of each fiscal period shown. Items 1 through 8 reflect financial results for a single Fund share.

               The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Class I Shares of Janus Adviser Global Value Fund, which previously had no class designation, for the fiscal years ended July 31 shown below (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with Janus Adviser Series' financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

               No financial highlights are presented for Class C Shares because the class did not become available until September 30, 2002.

                                                         Shareholder's guide  33

GLOBAL VALUE FUND - CLASS I
----------------------------------------------------------------------------------------
                                                                    Year or Period ended
                                                                          July 31
                                                                     2002        2001(1)
  1.  NET ASSET VALUE, BEGINNING OF PERIOD                            $9.82       $10.00
      INCOME FROM INVESTMENT OPERATIONS:
  2.  Net investment income                                              --         0.01
  3.  Net gains or losses on securities (both realized and
      unrealized)                                                    (0.31)       (0.19)
  4.  Total from investment operations                               (0.31)       (0.18)
      LESS DISTRIBUTIONS:
  5.  Dividends (from net investment income)                         (0.01)           --
  6.  Distributions (from capital gains)                                 --           --
  7.  Total distributions                                            (0.01)           --
  8.  NET ASSET VALUE, END OF PERIOD                                  $9.50        $9.82
  9.  Total return*                                                 (3.24%)      (1.70%)
 10.  Net assets, end of period (in thousands)                       $2,669       $1,981
 11.  Average net assets for the period (in thousands)               $2,426       $1,974
 12.  Ratio of gross expenses to average net assets**(2)              1.75%(4)     1.75%(3)
 13.  Ratio of net expenses to average net assets**(4)                1.75%        1.75%
 14.  Ratio of net investment income to average net assets**        (0.24%)        0.50%
 15.  Portfolio turnover ratio**                                        59%           0%
----------------------------------------------------------------------------------------

 *  Total return not annualized for periods of less than one year.
**  Annualized for periods of less than one full year.
(1) May 1, 2001 (inception) to July 31, 2001.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The ratio was 3.43% in the fiscal year ended July 31, 2002, and 10.35% in the fiscal period ended July 31, 2001 before waiver of certain fees and expense offsets incurred by Global Value Fund.
(4) The expense ratio reflects expenses after any expense offset arrangements.

 34 Janus Adviser Series

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

               This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks

                                                Glossary of investment terms  35

               (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               EQUITY SECURITIES include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties,

 36 Janus Adviser Series
               rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

               STANDBY COMMITMENTS are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

               STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

               STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

               TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and

                                                Glossary of investment terms  37
               receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

               ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in

 38 Janus Adviser Series
               response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

                                                Glossary of investment terms  39

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies. The Fund may purchase or write such options individually or in combination.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

               REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

 40 Janus Adviser Series

               SHORT SALES in which the Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Fund borrows and does not own. The Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For "naked" short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

                                                Glossary of investment terms  41

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                   You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report (as they become available), free of charge, by contacting your plan sponsor, broker or financial institution. In the Fund's Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Fund.

                   The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                      [JANUS LOGO]

                                   www.janus.com

                                   100 Fillmore Street
                                   Denver, CO 80206-4928
                                   1-800-525-0020

                    Investment Company Act File No. 811-9885

                                         September 30, 2002

                              JANUS ADVISER SERIES
                       JANUS ADVISER FLEXIBLE INCOME FUND
                                 CLASS I SHARES
                                 CLASS C SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[JANUS LOGO]

                         Janus Adviser Flexible Income Fund currently offers two classes of shares, Class I Shares and Class C Shares (together, the "Shares"). The initial class of shares, Class I Shares, formerly had no class designation. Class I Shares and Class C Shares are available in connection with investments through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Certain financial intermediaries may offer only one class of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Janus Adviser Flexible Income Fund............    2
                   Fees and expenses.............................    6

                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                STRATEGIES AND RISKS
                   Janus Adviser Flexible Income Fund............    9
                   General portfolio policies....................   11
                   Risks.........................................   14

                MANAGEMENT OF THE FUND
                   Investment adviser............................   18
                   Management expenses...........................   18
                   Portfolio Manager.............................   19

                OTHER INFORMATION................................   20

                DISTRIBUTIONS AND TAXES
                   Distributions.................................   23
                   Taxes.........................................   24

                SHAREHOLDER'S GUIDE
                   Pricing of fund shares........................   26
                   Choosing a share class........................   27
                   Purchases.....................................   27
                   Exchanges.....................................   29
                   Redemptions...................................   30
                   Excessive trading.............................   31
                   Shareholder communications....................   32

                FINANCIAL HIGHLIGHTS.............................   33

                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities....................   35
                   Futures, options and other derivatives........   39
                   Other investments, strategies and/or
                   techniques....................................   40

                EXPLANATION OF RATING CATEGORIES.................   42

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS ADVISER FLEXIBLE INCOME FUND

               Janus Adviser Flexible Income Fund ("Flexible Income Fund" or the "Fund") is designed for long-term investors who primarily seek total return.

1. WHAT IS THE INVESTMENT OBJECTIVE OF FLEXIBLE INCOME FUND?

--------------------------------------------------------------------------------
               FLEXIBLE INCOME FUND seeks to obtain maximum total return, consistent with preservation of capital.

               The Fund's Trustees may change this objective or the Fund's principal investment policies without a shareholder vote. The Fund will notify you at least 60 days before making any material changes to its objective or principal investment policies. If there is a material change to the Fund's objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF FLEXIBLE INCOME FUND?

               In addition to considering economic factors such as the effect of interest rates on the Fund's investments, the portfolio manager applies a "bottom up" approach in choosing investments. This means that the Fund's portfolio manager looks at income-producing securities one at a time to determine if an income-producing security is an attractive investment and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's assets may be in cash or similar investments.

               Within the parameters of its specific investment policies discussed below, the Fund may invest without limit in foreign debt and equity securities.

               Flexible Income Fund invests primarily in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. As a fundamental policy, the Fund will invest at least 80% of its assets in income-

 2 Janus Adviser Series
               producing securities. The Fund may own an unlimited amount of high-yield/high-risk bonds.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN FLEXIBLE INCOME FUND?

               Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund's returns and yields will vary, and you could lose money.

               The Fund invests in a variety of fixed-income securities. A fundamental risk of these securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's net asset value (NAV) will likewise decrease. Another fundamental risk associated with the Fund is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. In addition, default risk, the risk that an issuer will not be able to pay interest and principal when due, is a fundamental risk associated with the Fund.

               The Fund may invest without limit in high-yield/high-risk bonds, also known as "junk" bonds. High-yield/high-risk bonds may be more sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities. Because of these factors, the performance and NAV of the Fund may vary significantly, depending upon its holdings of high-yield/high-risk bonds.

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. Class I Shares of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series (the "Predecessor Fund") into the Janus Adviser Series Fund. The returns for the reorganized Fund reflect the performance of the Retirement Shares

                                                          Risk/return summary  3
               of Janus Aspen Series prior to the reorganization. (The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of a different class of Janus Aspen Series, restated to reflect the fees and expenses of the Retirement Shares on May 1, 1997, ignoring any fee and expense limitations.) The Fund's Class C Shares commenced operations on September 30, 2002. The performance shown below for Class C Shares reflects the historical performance of Class I Shares prior to September 30, 2002, restated based on Class C Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

               FLEXIBLE INCOME FUND - CLASS I(1)

                 Annual returns for periods ended 12/31
                                       (1.25%) 23.47%  8.62%   10.77%  8.58%   0.90%   6.10%       7.20%
                                        1994    1995    1996    1997    1998    1999    2000       2001

                 Best Quarter:  2nd-1995 6.61%    Worst Quarter:  2nd-1999 (1.38%)

               The Fund's Class I Shares' year-to-date return as of the calendar quarter ended June 30, 2002, was 2.64%.

 4 Janus Adviser Series

                                      Average annual total return for periods ended 12/31/01
                                      ------------------------------------------------------
                                                                           Since Inception
                                                                         of Predecessor Fund
                                                     1 year    5 years        (9/13/93)
                Flexible Income Fund - Class I
                  Return Before Taxes                 7.20%     6.66%           7.59%
                  Return After Taxes on
                    Distributions                     4.99%     4.41%           5.29%
                  Return After Taxes on
                    Distributions and Sale of Fund
                    Shares                            4.36%     4.24%           4.99%
                Flexible Income Fund - Class C(2)     5.53%     5.82%           6.79%
                Lehman Brothers Gov't/Credit
                  Index(3)                            8.50%     7.37%           6.53%
                  (reflects no deduction for
                    expenses or taxes)
                                                    ------------------------------------

               (1) Class C Shares would generally have lower performance because of their higher expenses.
               (2) Calculated assuming sales loads (including contingent
                   deferred sales charge). Return is before taxes.
               (3) Lehman Brothers Gov't/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity.

               After-tax returns are calculated using distributions for the Fund's Class I Shares for the period August 1, 2000 to December 31, 2001; actual distributions for the Predecessor Fund for the period May 1, 1997 to July 31, 2000; and actual distributions for Institutional Shares of Janus Aspen Flexible Income Portfolio for periods prior to May 1, 1997. If Class I Shares of the Fund had been available during those earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.

               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

               After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for Class C Shares will vary from those shown for Class I Shares due to Class C Shares' sales charges and different expenses. If Class C Shares of the Fund had been available prior to September 30, 2002, distributions may have

                                                          Risk/return summary  5
               been different and thus, after-tax returns may have been different from those shown for Class I Shares.

               Flexible Income Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund's Class I Shares are a no-load investment, so you will generally not pay any shareholder fees when you buy or sell the Fund's Class I Shares.

               This table describes the shareholder fees that you may pay if you buy and hold Shares of the Fund.

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                              Class I   Class C
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price).............................  None      1.00%(2)
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or redemption
  proceeds).................................................  None      1.00%(3)
Maximum sales charge (load) imposed on reinvested dividends
  and other distributions...................................  None      None
Redemption fees.............................................  None      None
Exchange fees...............................................  None      None

--------------------------------------------------------------------------------

 (1) Your financial intermediary may charge you a separate or additional fee for purchases and sales of shares.
 (2) Sales charges are waived for certain investors.
 (3) A contingent deferred sales charge of 1% applies on Class C Shares redeemed within 18 months of purchase.
--------------------------------------------------------------------------------

 6 Janus Adviser Series

               ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

CLASS I SHARES

               This table describes the annual fund operating expenses that you may pay if you buy and hold Class I Shares of the Fund. It is based on gross expenses (without the effect of expense offset arrangements). All of the fees and expenses shown were determined based on net assets as of the fiscal year ended July 31, 2002.

                                               Distribution              Total Annual Fund              Total Annual Fund
                                  Management     (12b-1)       Other     Operating Expenses    Total    Operating Expenses
                                     Fee         Fees(1)      Expenses   Without Waivers(2)   Waivers    With Waivers(2)
  Flexible Income Fund - Class I    0.65%         0.25%        0.51%            1.41%          0.21%          1.20%

 (1) Because the 12b-1 fee is charged as an annual, ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
 (2) All expenses are stated both with and without contractual waivers by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) to the level indicated until at least July 31, 2003 (which is based on the expense ratio of the Predecessor Fund). The waiver is first applied against the Management Fee and then against Other Expenses.
 EXAMPLE:
 THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                             1 Year    3 Years   5 Years    10 Years
                                                             ----------------------------------------
  Flexible Income Fund - Class I                              $144      $446       $771      $1,691

                                                          Risk/return summary  7

CLASS C SHARES

               This table describes the annual fund operating expenses you may pay if you buy and hold Class C Shares of the Fund. The information shown is based upon the estimated annualized gross expenses Class C Shares expect to incur in their initial fiscal year. All expenses are shown without the effect of expense offset arrangements.

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                            Total Annual
                                                                                Fund                      Total Annual
                                                                              Operating                       Fund
                                                                              Expenses                      Operating
                                   Management      12b-1        Other          Without         Total        Expenses
                                      Fee         Fees(1)      Expenses      Waivers(2)       Waivers    With Waivers(2)
  Flexible Income Fund - Class C     0.65%         1.00%        0.26%           1.91%          0.21%          1.70%

 (1) Because the 12b-1 fee is charged as an annual, ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
 (2) All expenses are stated both with and without contractual waivers by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) to the level indicated until at least July 31, 2003 (which is based on the expense ratio of the Predecessor Fund). The waiver is first applied against the Management Fee and then against Other Expenses.
 EXAMPLE:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class C Shares of the Fund for the time periods indicated and reinvest all dividends and distributions without a sales charge.

 The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

                                                   1 Year(1)   3 Years(2)   5 Years(2)   10 Years(2)
  IF CLASS C SHARES ARE REDEEMED:                  -------------------------------------------------
  Flexible Income Fund - Class C                     $394         $600        $1,032       $2,233

                                                   1 Year(2)   3 Years(2)   5 Years(2)   10 Years(2)
  IF CLASS C SHARES ARE NOT REDEEMED:              -------------------------------------------------
  Flexible Income Fund - Class C                     $294         $600        $1,032       $2,233

 (1) Includes the initial sales charge and contingent deferred sales charge.
 (2) Includes the initial sales charge. Contingent deferred sales charge not applicable.

 8 Janus Adviser Series

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

               This section takes a closer look at the investment objective of Flexible Income Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               In addition to considering economic factors such as the effect of interest rates on the Fund's investments, the portfolio manager applies a "bottom up" approach in choosing investments. This means that the Fund's portfolio manager looks at income-producing securities one at a time to determine if an income-producing company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, much of the Fund's assets may be in cash or similar investments.

               Flexible Income Fund seeks to obtain maximum total return, consistent with preservation of capital. It pursues its objective by primarily investing in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. As a fundamental policy, the Fund will invest at least 80% of its assets in income-producing securities. The Fund may own an unlimited amount of high-yield/ high-risk bonds. This Fund generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.

The following questions and answers are designed to help you better understand Flexible Income Fund's principal investment strategies.

1. HOW DO INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT?

               Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

              Investment objective, principal investment strategies and risks  9

               Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern.

2. HOW DOES THE FUND MANAGE INTEREST RATE RISK?

               The portfolio manager may vary the average-weighted effective maturity of the portfolio to reflect his analysis of interest rate trends and other factors. The Fund's average-weighted effective maturity will tend to be shorter when the portfolio manager expects interest rates to rise and longer when the portfolio manager expects interest rates to fall. The Fund may also use futures, options and other derivatives to manage interest rate risk.

3. WHAT IS MEANT BY THE FUND'S "AVERAGE-WEIGHTED EFFECTIVE MATURITY"?

               The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor. Some types of bonds may also have an "effective maturity" that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by the Fund with each effective maturity "weighted" according to the percentage of net assets that it represents.

4. WHAT IS MEANT BY THE FUND'S "DURATION"?

               A bond's duration indicates the time it will take an investor to recoup his investment. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by the Fund with each duration "weighted" according to the percentage of net assets that it represents. Because duration accounts for interest payments, the Fund's duration is usually shorter than its average maturity.

 10 Janus Adviser Series

5. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?

               A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's) or an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

GENERAL PORTFOLIO POLICIES

               The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

               CASH POSITION
               When the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Fund's cash position to, for example, protect its assets, maintain liquidity, or meet unusually large redemptions. The Fund's cash position may also increase temporarily due to unusually large cash inflows.

               When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.

             Investment objective, principal investment strategies and risks  11

               OTHER TYPES OF INVESTMENTS
               The Fund invests primarily in fixed-income securities which may include corporate bonds and notes, government securities, preferred stock, high-yield/high-risk bonds and municipal obligations. To a lesser degree, the Fund may also invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These may include:

               - common stocks

               - mortgage- and asset-backed securities

               - zero coupon, pay-in-kind and step coupon securities

               - options, futures, forwards, swaps and other types of
                 derivatives individually or in combination for hedging purposes or for non-hedging purposes such as seeking to enhance return

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

               ILLIQUID INVESTMENTS
               The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES
               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

 12 Janus Adviser Series

               SPECIAL SITUATIONS
               The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Fund generally intends to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund's investments and the investment style of the portfolio manager. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               Flexible Income Fund has historically had relatively high portfolio turnover due to the nature of the securities in which it invests.

             Investment objective, principal investment strategies and risks  13

               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance. The Financial Highlights section for this Prospectus shows the Fund's historical turnover rates.

RISKS

               Because Flexible Income Fund invests substantially all of its assets in fixed-income securities, it is subject to risks such as credit or default risks, and decreased value due to interest rate increases. The Fund's performance may also be affected by risks to certain types of investments, such as foreign securities and derivative instruments.

The following questions and answers are designed to help you better understand some of the risks of investing in Flexible Income Fund.

1. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?

               Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks associated with all fixed-income funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

2. HOW IS CREDIT QUALITY MEASURED?

               Ratings published by nationally recognized statistical rating agencies such as Standard & Poor's Ratings Service and Moody's Investors Service, Inc. are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated bonds generally pay higher yields to compensate investors for the associated risk.

 14 Janus Adviser Series

               Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of bond rating categories.

3. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

               - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

               - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

               - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

             Investment objective, principal investment strategies and risks  15

               - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

               - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

               High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings. Because the Fund may invest a significant portion of its portfolio in high-yield/high-risk bonds, investors should be willing to tolerate a corresponding increase in the risk of significant and sudden changes in NAV.

               Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of bond rating categories.

5. HOW DOES THE FUND TRY TO REDUCE RISK?

               The Fund may use futures, options, swaps and other derivative instruments individually or in combination to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use

 16 Janus Adviser Series
               of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgment proves incorrect.

             Investment objective, principal investment strategies and risks  17

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

               Janus Capital Management LLC ("Janus Capital"), 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs of the Fund.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

               Retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries may receive fees for providing recordkeeping, subaccounting and other administrative services to their customers in connection with investment in the Fund.

MANAGEMENT EXPENSES

               The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund must pay. A new investment advisory agreement approved at a special meeting of the shareholders on January 31, 2002, that is the same in all material respects as the previous advisory agreement, became effective on April 3, 2002.

               The Fund incurs expenses not assumed by Janus Capital, including the administrative services fee (applicable only to Class I

 18 Janus Adviser Series

               Shares), distribution fee (12b-1 fee) for Class I Shares, distribution and shareholder servicing fee (12b-1 fee) for Class C Shares, transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. The Fund is subject to the following management fee schedule (expressed as an annual rate).

                               Average Daily
                                Net Assets        Annual Rate       Expense Limit
Fund                              of Fund        Percentage (%)   Percentage (%)(1)
-----------------------------------------------------------------------------------
  Flexible Income Fund       First $300
                             Million                  0.65              0.70
                             Over $300 Million        0.55
-----------------------------------------------------------------------------------

(1) Janus Capital has agreed to limit the Fund's total operating expenses (excluding the distribution fee and administrative services fee applicable to Class I Shares, the distribution and shareholder servicing fee applicable to Class C Shares, brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least July 31, 2003.

               For the fiscal year ended July 31, 2002, the Fund paid Janus Capital a management fee (net of fee waivers) of 0.44% based on the Fund's average net assets. Absent fee waivers, the management fee based on the Fund's net assets would have been 0.65%.

PORTFOLIO MANAGER

RONALD V. SPEAKER
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Adviser Flexible Income Fund, which he has managed since its inception. Mr. Speaker is also Portfolio Manager of other Janus accounts. Mr. Speaker joined Janus Capital in 1986. He holds a Bachelor of Arts degree in Finance from the University of Colorado and he has earned the right to use the Chartered Financial Analyst designation.

                                                      Management of the Fund  19

OTHER INFORMATION
--------------------------------------------------------------------------------

               CLASSES OF SHARES

               The Fund currently offers two classes of shares, Class I Shares and Class C Shares. The Shares are available only in connection with investments through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Not all financial intermediaries offer both classes. IF YOUR FINANCIAL INTERMEDIARY OFFERS BOTH CLASS I SHARES AND CLASS C SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CLASS C SHARES HAVE HIGHER EXPENSES THAN CLASS I SHARES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. For more information about the difference between the two classes, please refer to "Choosing a Share Class" in the Shareholder's Guide of this Prospectus.

               ADMINISTRATIVE SERVICES FEE - CLASS I SHARES

               Janus Services LLC ("Janus Services"), the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class I Shares of the Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors in Class I Shares. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers who invest in Class I Shares.

               DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

               CLASS I SHARES
               Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act (the "Class I Plan"), Class I Shares of the Fund may pay Janus Distributors LLC ("Janus Distributors"), the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of Class I Shares of the Fund. Under the terms of the Class I Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, brokers, bank

 20 Janus Adviser Series
               trust departments, financial advisers and other financial intermediaries, as compensation for distribution services performed by such entities for investors in Class I Shares. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

               CLASS C SHARES
               Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act (the "Class C Plan"), Class C Shares may pay Janus Distributors, a fee at an annual rate of up to 1.00% of the average daily net assets of Class C Shares of the Fund. Up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder account services. All or a portion of such fees may be remitted to financial intermediaries who assist in the distribution of Class C Shares or who provide shareholder account services to existing Class C shareholders. Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Class C Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                           Other information  21

               DISTRIBUTION OF THE FUND

               The Fund is distributed by Janus Distributors, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 22 Janus Adviser Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

               To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments at least annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Distributions are made at the class level, so they may vary from class to class within the Fund.

               DISTRIBUTION SCHEDULE

               Dividends are normally declared daily, Saturdays, Sundays and holidays included, and are normally distributed on the last business day of each month. Capital gains are normally declared and distributed in December.

               HOW DISTRIBUTIONS AFFECT NAV

               Distributions, other than daily income dividends, are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Undistributed income and realized gains are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Flexible Income Fund declared a dividend in the amount of $0.25 per share. If Flexible Income Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred

                                                     Distributions and taxes  23
               to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

               For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS

               Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's

 24 Janus Adviser Series
               income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Your financial intermediary will provide this information to you. Account tax information will also be sent to the IRS.

               Income dividends or capital gains distributions made by the Fund purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

               TAXATION OF THE FUND

               Dividends, interest and some gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

               The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

                                                     Distributions and taxes  25

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

               INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE FUND DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH RETIREMENT PLANS, BROKERS, BANK TRUST DEPARTMENTS, FINANCIAL ADVISERS OR OTHER FINANCIAL INTERMEDIARIES. NOT ALL FINANCIAL INTERMEDIARIES OFFER BOTH CLASSES OF SHARES. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, REDEEM OR EXCHANGE SHARES.

PRICING OF FUND SHARES

               Investments in Class I Shares will be processed at the NAV next calculated after an order is received and accepted by the Fund or its agent. The price you pay for Class C Shares is the public offering price, which is the NAV next determined after the Fund or its agent receives and accepts your order plus an initial sales charge of 1.00% (1.01% of the amount invested). The initial sales charge may be waived under certain circumstances, as described in "Purchases - Sales Charge Waivers" below. Your financial intermediary may charge you a separate or additional fee for purchases of Shares.

               In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange any day that the NYSE is open. Securities of the Fund are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

               Because foreign securities markets may operate on days that are not business days in the United States, the value of the Fund's holdings may change on days when you will not be able to purchase or redeem the Fund's shares.

 26 Janus Adviser Series

CHOOSING A SHARE CLASS

               The Fund has two classes of shares, Class I Shares and Class C Shares. Each class represents an interest in the same portfolio of investments. When choosing a share class, you should consult your financial intermediary about which class is most suitable for you. In addition, you should consider the factors below:

                Class I Shares
                Initial sales charge             None
                Deferred sales charge (CDSC)     None
                Minimum initial investment       None
                Minimum aggregate account        $100,000(1)
                  balance

               (1) Per Fund per financial intermediary, unless waived.

                Class C Shares
                Initial sales charge             1.00%(1)
                Deferred sales charge (CDSC)     1.00% if redeemed within
                                                 18 months of purchase(1)
                Minimum initial investment       $2,500
                Minimum aggregate account        None
                  balance

               (1) May be waived under certain circumstances.

PURCHASES

               Purchases of Shares may be made only through institutional channels such as retirement plans and financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Only certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf.

               MINIMUM INVESTMENT REQUIREMENTS

               Financial intermediaries must maintain a $100,000 minimum aggregate account balance in Class I Shares of the Fund, except for defined contribution plans and broker wrap accounts. The minimum initial investment in Class C Shares of the Fund is $2,500.

                                                         Shareholder's guide  27

               CLASS C SHARES
               A 1.00% sales charge will apply to your purchase of Class C Shares of the Fund unless the Sales Charge Waiver described below applies. The Fund receives the entire net asset value of all its shares sold. Janus Distributors, the Fund's principal underwriter, retains the sales charge, which it then in turn re-allows to your financial intermediary. In addition, Janus Distributors may compensate your financial intermediary at the time of sale at an additional commission rate of 1.00% of the net asset value of the Class C Shares purchased. In total, at the time of purchase, your financial intermediary receives 2.00% of the net asset value of the Class C Shares purchased unless the financial intermediary has agreed to waive the 1.00% sales charge, in which case the financial intermediary will receive 1.00% of the net asset value of the Class C Shares purchased. Service providers to qualified plans will not receive either of these amounts if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C Shares.

               SALES CHARGE WAIVERS
               The 1.00% initial sales charge for purchases of Class C Shares will be waived on purchases of Class C Shares through financial intermediaries that have entered into an agreement with Janus Distributors that allows the waiver of the sales charge. In such cases, although the sales charge is waived, Janus Distributors will still compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the Class C Shares purchased (unless your financial intermediary is receiving 12b-1 fees prior to the 13th month after the initial investment of qualified plan assets in Class C Shares). You should determine if your financial intermediary has agreed to waive the 1.00% initial sales charge for Class C Shares before you purchase Class C Shares.

               The Fund is not intended for excessive trading or market timing. Excessive trading of Shares disrupts portfolio management and drive Fund expenses higher. The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any

 28 Janus Adviser Series
               reason. For example, purchase orders may be refused if the Fund would be unable to invest the money effectively in accordance with its investment policies or would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. The Fund may also suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Fund's policy on market timing, see "Excessive Trading" below.

               Although there is no present intention to do so, the Fund may discontinue sales of either class of Shares if management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund's Shares are discontinued, it is expected that existing plan participants and other shareholders invested in the Fund would be permitted to continue to authorize investments in the Fund and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

EXCHANGES

               Contact your financial intermediary or consult your plan documents to exchange into other Funds in Janus Adviser Series. Be sure to read the prospectus of the Fund you are exchanging into. An exchange is a taxable transaction (except for qualified plan accounts).

               - You may exchange Shares of the Fund only for Shares of the same class of another Fund in Janus Adviser Series offered through your financial intermediary or qualified plan.

               - You must meet the minimum investment amount for each Fund.

               - The exchange privilege is not intended as a vehicle for short-
                 term or excessive trading. The Fund does not permit frequent trading or market timing. Excessive exchanges of Shares disrupt portfolio management and drive Fund expenses higher. The Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

                                                         Shareholder's guide  29

               CLASS C SHARES

               WAIVER OF ADDITIONAL SALES CHARGES

               Class C Shares received through an exchange of Class C Shares of another Fund will not be subject to an initial sales charge or the contingent deferred sales charge ("CDSC") at the time of the exchange. The 1.00% CDSC applicable to redemptions within 18 months of purchase will continue to be measured on the Class C Shares received by exchange from the date of your original purchase. For more information about the CDSC, please see "Redemptions" below.

REDEMPTIONS

               Redemptions, like purchases, may be effected only through retirement plans and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details.

               Shares of the Fund may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Fund or its agent. Redemption proceeds, less the CDSC for Class C Shares if applicable, will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

               CLASS C SHARES
               The 1.00% CDSC will be deducted with respect to Class C Shares redeemed within 18 months of purchase, unless any of the following waivers apply. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class C Shares redeemed.

               CDSC WAIVERS
               The CDSC may be waived:

               - Upon the death or disability of the shareholder or plan
                 participant;

 30 Janus Adviser Series

               - For retirement plans held through a financial intermediary that has entered into an agreement with Janus Distributors to waive CDSCs for retirement plans;

               - Upon the redemption of Class C Shares acquired through
                 reinvestment of Fund dividends or distributions;

               - If the distribution represents the increase in NAV above the total amount of payments for Class C Shares during the past 18 months; or

               - If the Fund chooses to liquidate or involuntarily redeem shares in your account.

               To keep the CDSC as low as possible, we will sell amounts representing Class C Shares in the following order:

               - Amounts representing Class C Shares you purchased with
                 reinvested dividends and distributions.

               - Amounts representing Class C Shares that represent the increase in NAV above the total amount of payments for Class C Shares during the past 18 months.

               - Amounts representing the cost of Class C Shares held beyond 18 months.

               Since Class C Shares that fall into any of the categories listed above are not subject to the CDSC, selling them first helps you avoid, or at least minimize, the CDSC. Having sold the exempt shares first, if there are any remaining Class C Shares that are subject to the CDSC, we will apply the CDSC to amounts representing the cost of Class C Shares held for the longest period of time.

EXCESSIVE TRADING

               Frequent trading into and out of the Fund can disrupt portfolio investment strategies and increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs. The Fund is not intended for market timing or excessive trading. The Fund and its agent reserve the right to reject any

                                                         Shareholder's guide  31
               purchase request (including exchange purchases if permitted by your financial intermediary) by any investor or group of investors indefinitely if they believe that any combination of trading activity in the account(s) is attributable to market timing or is otherwise excessive or potentially disruptive to the Fund. The Fund may refuse purchase orders (including exchange purchases) for any reason without prior notice, particularly orders that the Fund believes are made on behalf of market timers.

               The trading history of accounts under common ownership or control may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions accepted by your financial intermediary in violation of our excessive trading policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by your intermediary.

SHAREHOLDER COMMUNICATIONS

               Shareholders will receive annual and semiannual reports including the financial statements of the Fund that they have authorized for investment. Each report from their financial intermediaries will show the investments owned by the Fund and the market values thereof, as well as other information about the Fund and its operations. The Trust's fiscal year ends July 31.

 32 Janus Adviser Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               Class I Shares of Janus Adviser Flexible Income Fund, which formerly had no class designation, commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Flexible Income Portfolio into the Fund. Financial highlights are presented below for periods ending prior to August 1, 2000 for the Retirement Shares of the Predecessor Fund of Janus Aspen Series (from inception of the Retirement Shares for each period shown). Items 1 through 8 reflect financial results for a single Fund share.

               The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Retirement Shares of the Predecessor Fund prior to August 1, 2000, and the rate the investor would have earned (or lost) on an investment in Class I Shares of Janus Adviser Flexible Income Fund for the fiscal years ended July 31 shown below (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with Janus Adviser Series' financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

               No financial highlights are presented for Class C Shares because the class did not become available until September 30, 2002.

                                                        Financial highlights  33

FLEXIBLE INCOME FUND - CLASS I
                                              Janus Adviser                                Janus Aspen
                                                 Flexible                          Flexible Income Portfolio -
                                               Income Fund                              Retirement Shares
-----------------------------------------------------------------------------------------------------------------------------
                                           Years ended July 31         Period ended            Periods ended December 31
                                            2002         2001        July 31, 2000(1)        1999         1998        1997(2)
  1.  NET ASSET VALUE, BEGINNING OF
      PERIOD                                $11.91       $11.42            $11.72            $12.05       $11.77      $11.41
      INCOME FROM INVESTMENT OPERATIONS:
  2.  Net investment income                   0.55         0.66              0.47              0.37         0.73        0.50
  3.  Net gains or losses on securities
      (both realized and unrealized)          0.09         0.49            (0.31)            (0.27)         0.27        0.58
  4.  Total from investment operations        0.64         1.15              0.16              0.10         1.00        1.08
      LESS DISTRIBUTIONS:
  5.  Dividends (from net investment
      income)                               (0.55)       (0.66)            (0.46)            (0.36)       (0.61)      (0.61)
  6.  Distributions (from capital gains)    (0.03)           --                --            (0.07)       (0.11)      (0.11)
  7.  Total distributions                   (0.58)       (0.66)            (0.46)            (0.43)       (0.72)      (0.72)
  8.  NET ASSET VALUE, END OF PERIOD        $11.97       $11.91            $11.42            $11.72       $12.05      $11.77
  9.  Total return*                          5.53%       10.34%             1.37%             0.90%        8.58%       9.73%
 10.  Net assets, end of period (in
      thousands)                           $50,501       $6,159              $810              $842          $12         $11
 11.  Average net assets for the period
      (in thousands)                       $32,199       $2,710              $817              $250          $11         $10
 12.  Ratio of gross expenses to average
      net assets**(3)                        1.21%(4)     1.20%(4)          1.28%(5)          1.20%(5)     1.24%(5)    1.23%(5)
 13.  Ratio of net expenses to average
      net assets**(6)                        1.20%        1.20%             1.28%             1.20%        1.23%       1.23%
 14.  Ratio of net investment income to
      average net assets**                   4.60%        5.47%             6.74%             6.80%        5.92%       6.39%
 15.  Portfolio turnover ratio**              382%         413%              183%              116%         145%        119%
-----------------------------------------------------------------------------------------------------------------------------

 *  Total return not annualized for periods of less than one year.
**  Annualized for periods of less than one full year.
(1) January 1, 2000 to July 31, 2000.
(2) May 1, 1997 (inception) to December 31, 1997.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The ratio was 1.41% in the fiscal year ended July 31, 2002, and 6.59% in the fiscal year ended July 31, 2001 before waiver of certain fees incurred by Flexible Income Fund.
(5) The ratio was 1.28% in the fiscal period ended July 31, 2000; 1.20% in the fiscal year ended December 31, 1999; 1.24% in the fiscal year ended December 31, 1998; and 1.23% in the fiscal period ended December 31, 1997 before waiver of certain fees incurred by Janus Aspen Flexible Income Portfolio.
(6) The expense ratio reflects expenses after any expense offset arrangements.

 34 Janus Adviser Series

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

               This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks

                                                Glossary of investment terms  35

               (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               EQUITY SECURITIES include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties,

 36 Janus Adviser Series
               rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

               STANDBY COMMITMENTS are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

               STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

               STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

               TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and

                                                Glossary of investment terms  37
               receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

               ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in

 38 Janus Adviser Series
               response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

                                                Glossary of investment terms  39

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies. The Fund may purchase or write such options individually or in combination.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

               REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

 40 Janus Adviser Series

               SHORT SALES in which the Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Fund borrows and does not own. The Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For "naked" short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

                                                Glossary of investment terms  41

EXPLANATION OF RATING CATEGORIES
--------------------------------------------------------------------------------

               The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICES

                BOND RATING                  EXPLANATION
                ----------------------------------------------------------------
                Investment Grade
                AAA......................... Highest rating; extremely strong capacity to pay principal and
                                             interest.
                AA.......................... High quality; very strong capacity to pay principal and interest.
                A........................... Strong capacity to pay principal and interest; somewhat more
                                             susceptible to the adverse effects
                                             of changing circumstances and
                                             economic conditions.
                BBB......................... Adequate capacity to pay principal and interest; normally exhibit
                                             adequate protection parameters, but
                                             adverse economic conditions or
                                             changing circumstances more likely
                                             to lead to a weakened capacity to
                                             pay principal and interest than for
                                             higher rated bonds.

                Non-Investment Grade
                BB, B, CCC, CC, C........... Predominantly speculative with respect to the issuer's capacity to
                                             meet required interest and
                                             principal payments. BB - lowest
                                             degree of speculation; C - the
                                             highest degree of speculation.
                                             Quality and protective
                                             characteristics outweighed by large
                                             uncertainties or major risk
                                             exposure to adverse conditions.
                D........................... In default.

 42 Janus Adviser Series

MOODY'S INVESTORS
SERVICE, INC.

                BOND RATING                  EXPLANATION
                ----------------------------------------------------------------
                Investment Grade
                Aaa......................... Highest quality, smallest degree of investment risk.
                Aa.......................... High quality; together with Aaa bonds, they compose the high-grade
                                             bond group.
                A........................... Upper-medium grade obligations;
                                             many favorable investment
                                             attributes.
                Baa......................... Medium-grade obligations; neither highly protected nor poorly
                                             secured. Interest and principal
                                             appear adequate for the present but
                                             certain protective elements may be
                                             lacking or may be unreliable over
                                             any great length of time.

                Non-Investment Grade
                Ba.......................... More uncertain, with speculative elements. Protection of interest
                                             and principal payments not well
                                             safeguarded during good and bad
                                             times.
                B........................... Lack characteristics of desirable investment; potentially low
                                             assurance of timely interest and
                                             principal payments or maintenance
                                             of other contract terms over time.
                Caa......................... Poor standing, may be in default;
                                             elements of danger with respect to
                                             principal or interest payments.
                Ca.......................... Speculative in a high degree; could be in default or have other marked
                                             shortcomings.
                C........................... Lowest-rated; extremely poor
                                             prospects of ever attaining
                                             investment standing.

                                            Explanation of rating categories  43

               Unrated securities will be treated as noninvestment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

SECURITIES HOLDINGS BY RATING CATEGORY

               During the fiscal year ended July 31, 2002, the percentage of securities holdings for Flexible Income Fund by rating category based on a weighted monthly average was:

                FLEXIBLE INCOME FUND
                ---------------------------------------------------------------

                 BONDS-S&P RATING:
                 AAA                                                        44%
                 AA                                                          4%
                 A                                                           7%
                 BBB                                                        32%
                 BB                                                          4%
                 B                                                           2%
                 CCC                                                         0%
                 CC                                                          0%
                 C                                                           0%
                 Not Rated                                                   0%
                 Preferred Stock                                             1%
                 Cash and Options                                            6%
                 TOTAL                                                     100%
                ---------------------------------------------------------------

 44 Janus Adviser Series

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                   You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report (as they become available), free of charge, by contacting your plan sponsor, broker or financial institution. In the Fund's Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Fund.

                   The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

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                                   www.janus.com

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                                   Denver, CO 80206-4928
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                    Investment Company Act File No. 811-9885